UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03416

The Calvert Fund

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert High Yield Bond Fund

Class A CYBAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$475,308,411
# of Portfolio Holdings	310
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds
81.4%
Short-Term Investments
10.2%
Senior Floating-Rate Loans
6.9%
Other†
1.5%

Value	Value
OtherFootnote Reference†	1.5%
Senior Floating-Rate Loans	6.9%
Short-Term Investments	10.2%
Corporate Bonds	81.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.6%
CCC or Lower	13.3%
B	36.5%
BB	45.9%
BBB	2.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CYBAX-TSR-SAR

Calvert High Yield Bond Fund

Class C CHBCX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$475,308,411
# of Portfolio Holdings	310
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.5%
Senior Floating-Rate Loans	6.9%
Short-Term Investments	10.2%
Corporate Bonds	81.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.6%
CCC or Lower	13.3%
B	36.5%
BB	45.9%
BBB	2.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CHBCX-TSR-SAR

Calvert High Yield Bond Fund

Class I CYBIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$475,308,411
# of Portfolio Holdings	310
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.5%
Senior Floating-Rate Loans	6.9%
Short-Term Investments	10.2%
Corporate Bonds	81.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.6%
CCC or Lower	13.3%
B	36.5%
BB	45.9%
BBB	2.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CYBIX-TSR-SAR

Calvert High Yield Bond Fund

Class R6 CYBRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$475,308,411
# of Portfolio Holdings	310
Portfolio Turnover Rate	16%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.5%
Senior Floating-Rate Loans	6.9%
Short-Term Investments	10.2%
Corporate Bonds	81.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.6%
CCC or Lower	13.3%
B	36.5%
BB	45.9%
BBB	2.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CYBRX-TSR-SAR

Calvert Income Fund

Class A CFICX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,001,457,153
# of Portfolio Holdings	378
Portfolio Turnover Rate	153%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds
44.4%
Short-Term Investments
15.6%
U.S. Government Agency Mortgage-Backed Securities
11.4%
Asset-Backed Securities
9.2%
Collateralized Mortgage Obligations
5.8%
Senior Floating-Rate Loans
5.2%
Commercial Mortgage-Backed Securities
4.4%
Mutual Funds
1.3%
U.S. Treasury Obligations
1.1%
Other†
1.6%

Value	Value
OtherFootnote Reference†	1.6%
U.S. Treasury Obligations	1.1%
Mutual Funds	1.3%
Commercial Mortgage-Backed Securities	4.4%
Senior Floating-Rate Loans	5.2%
Collateralized Mortgage Obligations	5.8%
Asset-Backed Securities	9.2%
U.S. Government Agency Mortgage-Backed Securities	11.4%
Short-Term Investments	15.6%
Corporate Bonds	44.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	2.0%
Not Rated	9.4%
CCC or Lower	1.7%
B	5.9%
BB	8.6%
BBB	38.7%
A	13.1%
AA	4.1%
AAA	16.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CFICX-TSR-SAR

Calvert Income Fund

Class C CIFCX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,001,457,153
# of Portfolio Holdings	378
Portfolio Turnover Rate	153%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
U.S. Treasury Obligations	1.1%
Mutual Funds	1.3%
Commercial Mortgage-Backed Securities	4.4%
Senior Floating-Rate Loans	5.2%
Collateralized Mortgage Obligations	5.8%
Asset-Backed Securities	9.2%
U.S. Government Agency Mortgage-Backed Securities	11.4%
Short-Term Investments	15.6%
Corporate Bonds	44.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	2.0%
Not Rated	9.4%
CCC or Lower	1.7%
B	5.9%
BB	8.6%
BBB	38.7%
A	13.1%
AA	4.1%
AAA	16.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CIFCX-TSR-SAR

Calvert Income Fund

Class I CINCX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,001,457,153
# of Portfolio Holdings	378
Portfolio Turnover Rate	153%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
U.S. Treasury Obligations	1.1%
Mutual Funds	1.3%
Commercial Mortgage-Backed Securities	4.4%
Senior Floating-Rate Loans	5.2%
Collateralized Mortgage Obligations	5.8%
Asset-Backed Securities	9.2%
U.S. Government Agency Mortgage-Backed Securities	11.4%
Short-Term Investments	15.6%
Corporate Bonds	44.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	2.0%
Not Rated	9.4%
CCC or Lower	1.7%
B	5.9%
BB	8.6%
BBB	38.7%
A	13.1%
AA	4.1%
AAA	16.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CINCX-TSR-SAR

Calvert Income Fund

Class R6 CINRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,001,457,153
# of Portfolio Holdings	378
Portfolio Turnover Rate	153%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
U.S. Treasury Obligations	1.1%
Mutual Funds	1.3%
Commercial Mortgage-Backed Securities	4.4%
Senior Floating-Rate Loans	5.2%
Collateralized Mortgage Obligations	5.8%
Asset-Backed Securities	9.2%
U.S. Government Agency Mortgage-Backed Securities	11.4%
Short-Term Investments	15.6%
Corporate Bonds	44.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	2.0%
Not Rated	9.4%
CCC or Lower	1.7%
B	5.9%
BB	8.6%
BBB	38.7%
A	13.1%
AA	4.1%
AAA	16.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CINRX-TSR-SAR

Calvert Core Bond Fund

Class A CLDAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,129,500,802
# of Portfolio Holdings	381
Portfolio Turnover Rate	223%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds
23.8%
U.S. Government Agency Mortgage-Backed Securities
22.3%
U.S. Treasury Obligations
14.6%
Asset-Backed Securities
13.0%
Short-Term Investments
12.3%
Commercial Mortgage-Backed Securities
9.8%
Collateralized Mortgage Obligations
3.1%
Other†
1.1%

Value	Value
OtherFootnote Reference†	1.1%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	9.8%
Short-Term Investments	12.3%
Asset-Backed Securities	13.0%
U.S. Treasury Obligations	14.6%
U.S. Government Agency Mortgage-Backed Securities	22.3%
Corporate Bonds	23.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	(0.1%)
Not Rated	1.0%
B	0.5%
BB	0.4%
BBB	16.3%
A	15.9%
AA	7.2%
AAA	58.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CLDAX-TSR-SAR

Calvert Core Bond Fund

Class I CLDIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,129,500,802
# of Portfolio Holdings	381
Portfolio Turnover Rate	223%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	9.8%
Short-Term Investments	12.3%
Asset-Backed Securities	13.0%
U.S. Treasury Obligations	14.6%
U.S. Government Agency Mortgage-Backed Securities	22.3%
Corporate Bonds	23.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	(0.1%)
Not Rated	1.0%
B	0.5%
BB	0.4%
BBB	16.3%
A	15.9%
AA	7.2%
AAA	58.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CLDIX-TSR-SAR

Calvert Core Bond Fund

Class R6 CLDRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,129,500,802
# of Portfolio Holdings	381
Portfolio Turnover Rate	223%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.1%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	9.8%
Short-Term Investments	12.3%
Asset-Backed Securities	13.0%
U.S. Treasury Obligations	14.6%
U.S. Government Agency Mortgage-Backed Securities	22.3%
Corporate Bonds	23.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	(0.1%)
Not Rated	1.0%
B	0.5%
BB	0.4%
BBB	16.3%
A	15.9%
AA	7.2%
AAA	58.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CLDRX-TSR-SAR

Calvert Mortgage Access Fund

Class A CMMAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	2.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$79,725,344
# of Portfolio Holdings	198
Portfolio Turnover Rate	141%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Collateralized Mortgage Obligations
49.1%
U.S. Government Agency Mortgage-Backed Securities
47.5%
Government National Mortgage Association Participation Agreements
2.1%
Short-Term Investments
0.4%
Other†
0.9%

Value	Value
OtherFootnote Reference†	0.9%
Short-Term Investments	0.4%
Government National Mortgage Association Participation Agreements	2.1%
U.S. Government Agency Mortgage-Backed Securities	47.5%
Collateralized Mortgage Obligations	49.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	5.8%
BB	1.0%
BBB	2.7%
A	8.0%
AA	2.0%
AAA	80.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Agency, LLC ("Kroll") for securitized debt instruments only (such as asset-backed and mortgage-backed securities), or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CMMAX-TSR-SAR

Calvert Mortgage Access Fund

Class C CMMCX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	2.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$79,725,344
# of Portfolio Holdings	198
Portfolio Turnover Rate	141%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Short-Term Investments	0.4%
Government National Mortgage Association Participation Agreements	2.1%
U.S. Government Agency Mortgage-Backed Securities	47.5%
Collateralized Mortgage Obligations	49.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	5.8%
BB	1.0%
BBB	2.7%
A	8.0%
AA	2.0%
AAA	80.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Agency, LLC ("Kroll") for securitized debt instruments only (such as asset-backed and mortgage-backed securities), or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CMMCX-TSR-SAR

Calvert Mortgage Access Fund

Class I CMMIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$79,725,344
# of Portfolio Holdings	198
Portfolio Turnover Rate	141%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Short-Term Investments	0.4%
Government National Mortgage Association Participation Agreements	2.1%
U.S. Government Agency Mortgage-Backed Securities	47.5%
Collateralized Mortgage Obligations	49.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	5.8%
BB	1.0%
BBB	2.7%
A	8.0%
AA	2.0%
AAA	80.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Agency, LLC ("Kroll") for securitized debt instruments only (such as asset-backed and mortgage-backed securities), or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CMMIX-TSR-SAR

Calvert Mortgage Access Fund

Class R6 CMMRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$95	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$79,725,344
# of Portfolio Holdings	198
Portfolio Turnover Rate	141%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Short-Term Investments	0.4%
Government National Mortgage Association Participation Agreements	2.1%
U.S. Government Agency Mortgage-Backed Securities	47.5%
Collateralized Mortgage Obligations	49.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	5.8%
BB	1.0%
BBB	2.7%
A	8.0%
AA	2.0%
AAA	80.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Agency, LLC ("Kroll") for securitized debt instruments only (such as asset-backed and mortgage-backed securities), or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CMMRX-TSR-SAR

Calvert Short Duration Income Fund

Class A CSDAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,691,223,094
# of Portfolio Holdings	346
Portfolio Turnover Rate	72%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds
31.9%
U.S. Treasury Obligations
22.8%
Asset-Backed Securities
18.6%
Short-Term Investments
9.8%
Commercial Mortgage-Backed Securities
7.0%
Collateralized Mortgage Obligations
6.2%
U.S. Government Agency Mortgage-Backed Securities
2.1%
Senior Floating-Rate Loans
1.3%
Other†
0.3%

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	1.3%
U.S. Government Agency Mortgage-Backed Securities	2.1%
Collateralized Mortgage Obligations	6.2%
Commercial Mortgage-Backed Securities	7.0%
Short-Term Investments	9.8%
Asset-Backed Securities	18.6%
U.S. Treasury Obligations	22.8%
Corporate Bonds	31.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	(2.7%)
Not Rated	3.8%
CCC	0.2%
B	1.2%
BB	2.3%
BBB	22.6%
A	21.9%
AA	9.5%
AAA	41.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CSDAX-TSR-SAR

Calvert Short Duration Income Fund

Class C CDICX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,691,223,094
# of Portfolio Holdings	346
Portfolio Turnover Rate	72%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	1.3%
U.S. Government Agency Mortgage-Backed Securities	2.1%
Collateralized Mortgage Obligations	6.2%
Commercial Mortgage-Backed Securities	7.0%
Short-Term Investments	9.8%
Asset-Backed Securities	18.6%
U.S. Treasury Obligations	22.8%
Corporate Bonds	31.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	(2.7%)
Not Rated	3.8%
CCC	0.2%
B	1.2%
BB	2.3%
BBB	22.6%
A	21.9%
AA	9.5%
AAA	41.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CDICX-TSR-SAR

Calvert Short Duration Income Fund

Class I CDSIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,691,223,094
# of Portfolio Holdings	346
Portfolio Turnover Rate	72%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	1.3%
U.S. Government Agency Mortgage-Backed Securities	2.1%
Collateralized Mortgage Obligations	6.2%
Commercial Mortgage-Backed Securities	7.0%
Short-Term Investments	9.8%
Asset-Backed Securities	18.6%
U.S. Treasury Obligations	22.8%
Corporate Bonds	31.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	(2.7%)
Not Rated	3.8%
CCC	0.2%
B	1.2%
BB	2.3%
BBB	22.6%
A	21.9%
AA	9.5%
AAA	41.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CDSIX-TSR-SAR

Calvert Short Duration Income Fund

Class R6 CDSRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$2,691,223,094
# of Portfolio Holdings	346
Portfolio Turnover Rate	72%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	1.3%
U.S. Government Agency Mortgage-Backed Securities	2.1%
Collateralized Mortgage Obligations	6.2%
Commercial Mortgage-Backed Securities	7.0%
Short-Term Investments	9.8%
Asset-Backed Securities	18.6%
U.S. Treasury Obligations	22.8%
Corporate Bonds	31.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	(2.7%)
Not Rated	3.8%
CCC	0.2%
B	1.2%
BB	2.3%
BBB	22.6%
A	21.9%
AA	9.5%
AAA	41.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CDSRX-TSR-SAR

Calvert Ultra-Short Duration Income Fund

Class A CULAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$705,766,124
# of Portfolio Holdings	207
Portfolio Turnover Rate	47%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds
35.3%
Asset-Backed Securities
19.5%
U.S. Treasury Obligations
17.9%
Short-Term Investments
14.6%
Collateralized Mortgage Obligations
6.0%
Commercial Mortgage-Backed Securities
5.4%
Senior Floating-Rate Loans
1.2%
Other†
0.1%

Value	Value
OtherFootnote Reference†	0.1%
Senior Floating-Rate Loans	1.2%
Commercial Mortgage-Backed Securities	5.4%
Collateralized Mortgage Obligations	6.0%
Short-Term Investments	14.6%
U.S. Treasury Obligations	17.9%
Asset-Backed Securities	19.5%
Corporate Bonds	35.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	(0.3%)
Not Rated	0.6%
BB	1.0%
BBB	29.8%
A	18.1%
AA	12.2%
AAA	38.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CULAX-TSR-SAR

Calvert Ultra-Short Duration Income Fund

Class I CULIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$705,766,124
# of Portfolio Holdings	207
Portfolio Turnover Rate	47%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.1%
Senior Floating-Rate Loans	1.2%
Commercial Mortgage-Backed Securities	5.4%
Collateralized Mortgage Obligations	6.0%
Short-Term Investments	14.6%
U.S. Treasury Obligations	17.9%
Asset-Backed Securities	19.5%
Corporate Bonds	35.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	(0.3%)
Not Rated	0.6%
BB	1.0%
BBB	29.8%
A	18.1%
AA	12.2%
AAA	38.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CULIX-TSR-SAR

Calvert Ultra-Short Duration Income Fund

Class R6 CULRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$705,766,124
# of Portfolio Holdings	207
Portfolio Turnover Rate	47%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.1%
Senior Floating-Rate Loans	1.2%
Commercial Mortgage-Backed Securities	5.4%
Collateralized Mortgage Obligations	6.0%
Short-Term Investments	14.6%
U.S. Treasury Obligations	17.9%
Asset-Backed Securities	19.5%
Corporate Bonds	35.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	(0.3%)
Not Rated	0.6%
BB	1.0%
BBB	29.8%
A	18.1%
AA	12.2%
AAA	38.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CULRX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Core Bond Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
Core Bond Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Core Bond Fund
March 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 16.1%

Security	Principal Amount (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$3,218	$ 3,296,137
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	1,395	1,412,175
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	1,339	1,351,068
Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	1,176	1,187,032
Avis Budget Rental Car Funding AESOP LLC:
Series 2022-3A, Class A, 4.62%, 2/20/27(1)	643	642,609
Series 2024-3A, Class A, 5.23%, 12/20/30(1)	1,675	1,705,021
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	1,655	1,655,058
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)	4,818	4,853,412
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	2,455	2,481,965
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	2,718	2,720,920
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	4,565	4,610,113
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	160	148,767
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	720	689,719
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	2,493	2,529,771
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,105	1,054,771
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	1,521	1,488,245
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	3,285	3,136,438
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49(1)	852	807,483
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	490	461,587
Domino's Pizza Master Issuer LLC:
Series 2015-1A, Class A2II, 4.474%, 10/25/45(1)	4,781	4,771,920
Series 2018-1A, Class A2I, 4.116%, 7/25/48(1)	1,023	1,018,542
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	613	609,795
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	3,490	3,434,029
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	1,305	1,309,675
Series 2024-1, Class A2, 5.23%, 3/20/30(1)	1,383	1,391,757
Series 2024-2, Class A2, 5.74%, 12/20/26(1)	3,140	3,158,839
Series 2024-2, Class A3, 5.61%, 4/20/28(1)	1,225	1,249,029
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	1,316	1,338,388
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	2,715	2,734,706
Security	Principal Amount (000's omitted)	Value
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	$703	$ 710,128
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	1,367	1,376,288
Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	710	719,123
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	111	88,998
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	415	411,536
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	3,705	3,670,432
JP Morgan Mortgage Trust, Series 2024-HE1, Class A1, 5.844%, (30-day SOFR Average + 1.50%), 8/25/54(1)(2)	3,280	3,314,590
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	4	3,614
LAD Auto Receivables Trust:
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	76	75,609
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	1,790	1,796,377
Lendbuzz Securitization Trust:
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	2,743	2,772,319
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	2,359	2,362,060
Series 2025-1A, Class A2, 5.10%, 10/15/30(1)	3,890	3,896,008
Marlette Funding Trust:
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	922	925,299
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	1,920	1,926,664
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	4,339	4,401,469
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	1,467	1,502,412
Mosaic Solar Loan Trust:
Series 2020-2A, Class C, 3.00%, 8/20/46(1)	565	524,854
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	850	330,218
Series 2023-2A, Class B, 2.09%, 4/22/47(1)	1,173	862,271
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	335	321,842
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	1,207	1,115,214
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	3,616	3,591,843
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	5,029	4,737,647
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	1,710	1,735,077
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	93	89,298
Octane Receivables Trust:
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	128	128,388
Series 2024-RVM1, Class A, 5.01%, 1/22/46(1)	5,414	5,445,630
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	4,796	4,773,513
Oportun Funding Trust, Series 2024-3, Class A, 5.26%, 8/15/29(1)	3,379	3,381,153

1
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	$983	$ 959,293
Series 2021-C, Class A, 2.18%, 10/8/31(1)	838	818,231
Series 2024-1A, Class A, 6.334%, 4/8/31(1)	741	741,752
Series 2025-A, Class A, 5.01%, 2/8/33(1)	5,595	5,597,381
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	2,820	2,831,051
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	5	4,821
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	2,072	2,089,609
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	2,160	2,161,119
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	4,290	4,323,827
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	1,671	1,689,425
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	592	558,632
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	3,709	3,754,064
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	1,202	1,208,446
Reach ABS Trust, Series 2024-2A, Class A, 5.88%, 7/15/31(1)	1,894	1,901,913
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	3,548	3,524,480
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32(1)	3,183	3,229,593
ServiceMaster Funding LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	322	277,702
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	2,475	2,535,013
Sierra Timeshare Receivables Funding LLC, Series 2024-1A, Class A, 5.15%, 1/20/43(1)	554	559,861
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 2/27/34(1)	1,900	1,916,113
Stack Infrastructure Issuer LLC:
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	591	583,483
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	1,450	1,406,269
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	2,395	2,365,118
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	995	907,700
Series 2021-B, Class A, 1.62%, 7/20/48(1)	1,284	1,122,830
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	224	200,392
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	349	332,931
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	301	236,928
Sunnova Helios VII Issuer LLC, Series 2021-C, Class B, 2.33%, 10/20/48(1)	600	423,477
Security	Principal Amount (000's omitted)	Value
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	$967	$ 903,675
Sunnova Helios XII Issuer LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,821	1,770,007
Series 2023-B, Class B, 5.60%, 8/22/50(1)	1,843	1,761,797
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	2,184	1,434,965
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	141	122,849
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	565	533,254
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 5/25/46(1)	1,500	1,498,964
Tesla Auto Lease Trust, Series 2023-B, Class A3, 6.13%, 9/21/26(1)	1,782	1,788,876
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	940	945,033
Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(1)	1,097	1,103,891
Vantage Data Centers LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	140	134,040
Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.783%, 6/15/49(1)	626	615,960
Westlake Automobile Receivables Trust:
Series 2024-1A, Class B, 5.55%, 11/15/27(1)	1,622	1,634,009
Series 2024-1A, Class C, 5.65%, 2/15/29(1)	925	934,711
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, 9/19/39(1)	1,750	1,757,264
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)	2,032	2,033,514
Total Asset-Backed Securities (identified cost $181,093,462)		$181,473,108

Collateralized Mortgage Obligations — 3.8%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 5.34%, (30-day SOFR Average + 1.00%), 9/25/31(1)(2)	$150	$ 150,258
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	424	409,379
Champs Trust, Series 2024-2, Class A, 9.07%, 11/25/59(1)(4)	1,599	1,668,603
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	464	469,114
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	1,281	1,306,918
FARM Mortgage Trust:
Series 2024-1, Class A1, 4.712%, 10/1/53(1)(4)	2,614	2,562,538
Series 2024-2, Class A, 5.193%, 8/1/54(1)(4)	2,371	2,337,687

2
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	$122	$ 126,557
Series 5483, Class FB, 5.77%, (30-day SOFR Average + 1.43%), 12/25/54(2)	5,998	6,018,034
Series 5529, Class AF, 5.32%, (30-day SOFR Average + 1.00%), 3/25/55(2)	5,639	5,644,470
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA2, Class M1A, 5.64%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	83	83,866
Series 2024-HQA1, Class A1, 5.59%, (30-day SOFR Average + 1.25%), 3/25/44(1)(2)	2,447	2,454,412
Federal National Mortgage Association, Series 2024-33, Class KF, 5.29%, (30-day SOFR Average + 0.95%), 1/25/54(2)	2,074	2,080,875
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R07, Class 1M1, 7.286%, (30-day SOFR Average + 2.95%), 6/25/42(1)(2)	1,038	1,065,648
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	464	483,824
Series 2023-84, Class MW, 6.00%, 6/20/53	492	513,230
Series 2023-101, Class FM, 5.244%, (30-day SOFR Average + 0.90%), 7/20/53(2)	6,211	6,210,173
Series 2025-2, Class FB, 5.394%, (30-day SOFR Average + 1.05%), 12/20/54(2)	5,606	5,622,294
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	1,130	1,127,144
PNMAC GMSR Issuer Trust:
Series 2022-GT1, Class A, 8.59%, (30-day SOFR Average + 4.25%), 5/25/27(1)(2)	500	506,653
Series 2024-GT1, Class A, 7.52%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	1,725	1,760,769
Total Collateralized Mortgage Obligations (identified cost $42,338,137)		$42,602,446

Commercial Mortgage-Backed Securities — 12.1%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)	$2,875	$ 2,673,029
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A, 5.812%, (1 mo. SOFR + 1.493%), 11/15/41(1)(2)	1,515	1,515,458
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.209%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)	2,921	2,926,217
BPR Trust:
Series 2022-OANA, Class A, 6.217%, (1 mo. SOFR + 1.898%), 4/15/37(1)(2)	6,874	6,884,502
Series 2022-SSP, Class A, 7.319%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	3,730	3,743,944
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.384%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	1,357	1,344,627
Security	Principal Amount (000’s omitted)	Value
BX Commercial Mortgage Trust: (continued)
Series 2021-VOLT, Class C, 5.534%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	$5,580	$ 5,514,402
CAMB Commercial Mortgage Trust:
Series 2019-LIFE, Class B, 5.867%, (1 mo. SOFR + 1.547%), 12/15/37(1)(2)	1,852	1,849,767
Series 2019-LIFE, Class D, 6.367%, (1 mo. SOFR + 2.047%), 12/15/37(1)(2)	1,000	998,995
CENT Trust, Series 2023-CITY, Class A, 6.939%, (1 mo. SOFR + 2.62%), 9/15/38(1)(2)	1,694	1,700,718
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.514%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	4,654	4,652,547
Series 2021-ESH, Class B, 5.814%, (1 mo. SOFR + 1.494%), 7/15/38(1)(2)	2,018	2,017,278
Series 2021-ESH, Class C, 6.134%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	2,107	2,106,804
Federal Home Loan Mortgage Corp., Series 2024-P016, Class A1, 4.299%, 3/25/29(4)	1,872	1,873,629
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(4)	2,632	2,552,476
Series 2018-M4, Class A2, 3.057%, 3/25/28(4)	6,150	5,953,494
Series 2018-M13, Class A2, 3.744%, 9/25/30(4)	665	645,247
Series 2019-M1, Class A2, 3.544%, 9/25/28(4)	7,642	7,473,458
Series 2019-M22, Class A2, 2.522%, 8/25/29	5,607	5,228,955
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,000	3,694,513
Series 2023-M1S, Class A2, 4.499%, 4/25/33(4)	3,414	3,382,146
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,312	1,346,138
Great Wolf Trust:
Series 2024-WLF2, Class A, 6.01%, (1 mo. SOFR + 1.691%), 5/15/41(1)(2)	1,745	1,747,171
Series 2024-WOLF, Class A, 5.861%, (1 mo. SOFR + 1.542%), 3/15/39(1)(2)	5,061	5,071,016
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.713%, (1 mo. SOFR + 1.393%), 3/15/42(1)(2)	2,230	2,221,657
HILT Commercial Mortgage Trust, Series 2024-ORL, Class C, 6.759%, (1 mo. SOFR + 2.44%), 5/15/37(1)(2)	4,595	4,600,762
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.961%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	4,341	4,347,056
Series 2024-DPLO, Class B, 6.31%, (1 mo. SOFR + 1.991%), 6/15/41(1)(2)	2,985	2,990,510
HYT Commercial Mortgage Trust:
Series-2024-RGCY, Class A, 6.161%, (1 mo. SOFR + 1.841%), 9/15/41(1)(2)	2,202	2,205,300
Series-2024-RGCY, Class C, 7.159%, (1 mo. SOFR + 2.84%), 9/15/41(1)(2)	1,717	1,717,355
INTOWN Mortgage Trust:
Series 2025-STAY, Class B, 6.05%, (1 mo. SOFR + 1.75%), 3/15/42(1)(2)	1,215	1,212,113
Series 2025-STAY, Class C, 6.55%, (1 mo. SOFR + 2.25%), 3/15/42(1)(2)	3,957	3,934,700

3
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class C, 5.985%, (1 mo. SOFR + 1.664%), 4/15/38(1)(2)	$1,500	$ 1,497,421
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.26%, (1 mo. SOFR + 1.941%), 6/15/39(1)(2)	2,225	2,228,478
MHC Commercial Mortgage Trust:
Series 2021-MHC, Class A, 5.234%, (1 mo. SOFR + 0.915%), 4/15/38(1)(2)	1,231	1,229,521
Series 2021-MHC, Class B, 5.534%, (1 mo. SOFR + 1.215%), 4/15/38(1)(2)	832	830,978
NJ Trust, Series 2023-GSP, Class A, 6.481%, 1/6/29(1)(4)	2,200	2,308,258
NRTH Mortgage Trust, Series 2024-PARK, Class A, 5.961%, (1 mo. SOFR + 1.641%), 3/15/39(1)(2)	5,790	5,794,549
NYC Trust, Series 2024-3ELV, Class A, 6.31%, (1 mo. SOFR + 1.991%), 8/15/29(1)(2)	3,454	3,472,635
ORL Trust, Series 2024-GLKS, Class A, 5.812%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	4,158	4,171,002
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41(1)	3,640	3,672,443
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.711%, (1 mo. SOFR + 1.392%), 5/15/39(1)(2)	3,055	3,044,001
TX Trust, Series 2024-HOU, Class A, 5.911%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	3,190	3,188,944
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(4)	2,332	2,440,758
Willowbrook Mall, Series 2025-WBRK, Class C, 6.277%, 3/5/35(1)(4)	2,320	2,331,839
Total Commercial Mortgage-Backed Securities (identified cost $135,837,581)		$136,336,811

Corporate Bonds — 29.4%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.0%†
South32 Treasury Ltd., 4.35%, 4/14/32(1)	$204	$ 191,065
		$ 191,065
Communications — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$7,335	$ 5,533,632
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	1,620	1,630,572
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)(5)	103	75,535
Zegona Finance PLC, 8.625%, 7/15/29(1)	2,091	2,218,771
		$ 9,458,510
Consumer, Cyclical — 2.5%
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	$1,920	$1,881,369
5.308%, 10/20/31(1)	1,165	1,139,671
Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	$218	$ 217,695
4.75%, 10/20/28(1)	3,976	3,960,711
Ford Motor Co., 3.25%, 2/12/32	1,178	971,347
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	1,410	1,409,114
5.875%, 11/7/29	1,365	1,350,904
7.122%, 11/7/33	1,070	1,094,162
7.20%, 6/10/30	944	980,579
7.35%, 11/4/27	487	504,780
7.35%, 3/6/30	2,456	2,571,460
General Motors Financial Co., Inc.:
5.85%, 4/6/30	1,855	1,889,642
5.95%, 4/4/34	1,334	1,328,203
Hyundai Capital America, 5.80%, 6/26/25(1)	1,688	1,691,556
Toyota Motor Credit Corp., 4.65%, 1/5/29	3,977	3,998,313
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	3,484	3,070,705
		$28,060,211
Consumer, Non-cyclical — 1.5%
Bristol-Myers Squibb Co., 5.65%, 2/22/64	$6,238	$6,116,622
Centene Corp., 2.50%, 3/1/31	3,034	2,560,801
Conservation Fund, 3.474%, 12/15/29	190	178,479
Ford Foundation, 2.415%, 6/1/50(5)	270	162,109
Kaiser Foundation Hospitals, 3.15%, 5/1/27	224	218,910
Kroger Co., 5.00%, 9/15/34	1,288	1,259,183
LifePoint Health, Inc., 9.875%, 8/15/30(1)	1,540	1,626,782
Merck & Co., Inc., 2.45%, 6/24/50	591	348,831
Pfizer, Inc., 2.625%, 4/1/30	460	420,867
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	701	596,407
5.20%, 4/1/29(1)	3,337	3,333,244
		$16,822,235
Energy — 0.2%
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	$1,894	$1,762,509
		$1,762,509
Financial — 17.8%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(6)	$1,400	$1,409,574
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(6)	814	829,269
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	1,660	1,666,404
Ally Financial, Inc.:
5.543% to 1/17/30, 1/17/31(5)(6)	1,673	1,665,160
6.184% to 7/26/34, 7/26/35(6)	3,661	3,640,165
6.848% to 1/3/29, 1/3/30(6)	1,687	1,762,668
American Express Co., 5.442% to 1/30/35, 1/30/36(6)	4,350	4,399,305
American National Global Funding, 5.55%, 1/28/30(1)	2,285	2,328,658

4
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
American National Group, Inc.:
5.75%, 10/1/29	$1,741	$ 1,756,227
6.144%, 6/13/32(1)	554	562,447
Andrew W. Mellon Foundation, 0.947%, 8/1/27	300	278,234
Athene Global Funding, 4.86%, 8/27/26(1)	4,356	4,370,478
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(6)	1,000	957,572
4.175% to 3/24/27, 3/24/28(6)	200	198,042
5.294%, 8/18/27	400	405,241
5.439%, 7/15/31	1,400	1,435,617
5.538% to 3/14/29, 3/14/30(6)	1,800	1,838,584
6.033%, 1/17/35	600	621,540
Bank of America Corp.:
5.511% to 1/24/35, 1/24/36(6)	9,907	10,086,392
5.933% to 9/15/26, 9/15/27(6)	5,980	6,098,312
Barclays PLC, 5.785% to 2/25/35, 2/25/36(6)	1,916	1,927,180
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
7.625% to 2/11/30, 2/11/35(1)(6)	1,185	1,199,457
8.125% to 1/8/34, 1/8/39(1)(6)	1,895	1,932,422
BNP Paribas SA:
5.125% to 1/13/28, 1/13/29(1)(6)	5,070	5,125,352
7.75% to 8/16/29(1)(6)(7)	244	251,932
BPCE SA, 5.876% to 1/14/30, 1/14/31(1)(6)	3,754	3,846,597
Brookfield Finance, Inc.:
5.675%, 1/15/35	1,681	1,720,727
5.968%, 3/4/54	1,950	1,963,834
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(6)	830	858,107
6.84% to 9/13/33, 9/13/34(1)(6)	3,612	3,925,160
Capital One Financial Corp., 4.20%, 10/29/25	1,000	996,192
Charles Schwab Corp.:
2.45%, 3/3/27	1,060	1,023,062
6.136% to 8/24/33, 8/24/34(6)	3,120	3,322,372
CI Financial Corp., 3.20%, 12/17/30	2,926	2,557,104
Citadel LP, 6.375%, 1/23/32(1)	3,826	3,927,722
Citigroup, Inc.:
3.785% to 3/17/32, 3/17/33(6)	1,531	1,400,944
4.00% to 12/10/25(6)(7)	415	409,589
COPT Defense Properties LP:
2.75%, 4/15/31	1,715	1,486,965
2.90%, 12/1/33	1,167	946,183
Credit Agricole SA, 6.316% to 10/3/28, 10/3/29(1)(6)	2,788	2,915,045
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(6)	1,980	2,013,509
Enact Holdings, Inc., 6.25%, 5/28/29	3,420	3,510,857
EPR Properties:
3.60%, 11/15/31	530	473,297
3.75%, 8/15/29	2,182	2,046,830
4.95%, 4/15/28	2,369	2,346,988
Essent Group Ltd., 6.25%, 7/1/29	2,460	2,535,288
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
First Horizon Corp., 5.514% to 3/7/30, 3/7/31(6)	$1,730	$ 1,739,294
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,569	2,266,947
6.75%, 3/15/54(1)	3,757	3,817,415
7.95%, 6/15/33(1)	344	388,040
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	7,204	7,125,089
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	441	428,049
3.75%, 9/15/30(1)(5)	600	533,861
Healthpeak OP LLC, 5.375%, 2/15/35	2,800	2,791,609
ING Groep NV, 5.525% to 3/25/35, 3/25/36(6)	2,791	2,796,539
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	400	405,143
8.248% to 11/21/32, 11/21/33(1)(6)	3,524	4,048,775
Jefferies Financial Group, Inc., 6.20%, 4/14/34	2,571	2,622,140
JPMorgan Chase & Co.:
3.54% to 5/1/27, 5/1/28(6)	1,100	1,078,141
4.493% to 3/24/30, 3/24/31(6)	799	788,714
5.581% to 4/22/29, 4/22/30(6)	4,677	4,825,003
5.766% to 4/22/34, 4/22/35(6)	618	642,581
LPL Holdings, Inc., 4.00%, 3/15/29(1)	2,584	2,476,078
Marex Group PLC, 6.404%, 11/4/29	2,359	2,399,304
Metropolitan Life Global Funding I, 4.85%, 1/8/29(1)	3,992	4,030,267
MGIC Investment Corp., 5.25%, 8/15/28	1,315	1,301,966
NLG Global Funding, 5.40%, 1/23/30(1)	3,185	3,244,597
Nuveen LLC, 5.85%, 4/15/34(1)	2,747	2,812,485
PNC Financial Services Group, Inc.:
5.492% to 5/14/29, 5/14/30(6)	4,463	4,583,081
5.575% to 1/29/35, 1/29/36(6)	775	789,143
6.875% to 10/20/33, 10/20/34(6)	5,925	6,553,094
Principal Financial Group, Inc., 4.625%, 9/15/42	308	278,125
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	3,450	3,094,529
Royal Bank of Canada, 4.97% to 5/2/30, 5/2/31(6)	3,835	3,854,965
Societe Generale SA, 6.10% to 4/13/32, 4/13/33(1)(6)	957	980,747
Stifel Financial Corp., 4.00%, 5/15/30	438	419,116
Swedbank AB:
5.407%, 3/14/29(1)	1,012	1,037,375
6.136%, 9/12/26(1)	2,031	2,079,277
Synchrony Bank, 5.40%, 8/22/25	1,900	1,902,702
Synchrony Financial, 4.50%, 7/23/25	1,600	1,598,338
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(6)	373	367,031
5.625%, 2/15/28	611	614,059
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(6)	2,463	2,495,186
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(6)	2,368	2,455,391
TPG Operating Group II LP, 5.875%, 3/5/34	790	809,196
Truist Financial Corp., 5.867% to 6/8/33, 6/8/34(6)	1,500	1,543,694

5
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
U.S. Bancorp:
4.839% to 2/1/33, 2/1/34(6)	$1,830	$ 1,778,793
5.678% to 1/23/34, 1/23/35(6)	1,594	1,630,111
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(6)	1,745	1,482,317
9.016% to 11/15/32, 11/15/33(1)(6)	424	518,287
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(6)	447	442,117
Wells Fargo & Co., 5.244% to 1/24/30, 1/24/31(6)	3,902	3,968,252
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	2,419	2,451,519
		$201,261,086
Government - Multinational — 3.0%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29	$2,750	$2,761,755
4.25%, 3/13/34	4,115	4,100,610
European Investment Bank, 3.25%, 11/15/27	13,000	12,776,534
Inter-American Development Bank, 3.50%, 9/14/29	2,200	2,152,668
International Bank for Reconstruction & Development:
3.875%, 2/14/30	4,250	4,215,923
4.00%, 1/10/31	8,000	7,949,996
		$33,957,486
Industrial — 0.9%
Arrow Electronics, Inc., 5.15%, 8/21/29	$2,348	$2,360,616
BAE Systems PLC, 5.30%, 3/26/34(1)	1,177	1,192,146
Hexcel Corp., 5.875%, 2/26/35	3,500	3,567,923
Masterbrand, Inc., 7.00%, 7/15/32(1)	1,640	1,638,854
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	1,634	1,677,559
		$10,437,098
Technology — 1.3%
Apple, Inc., 3.45%, 2/9/45	$936	$726,430
Fiserv, Inc., 5.35%, 3/15/31	1,925	1,974,977
Foundry JV Holdco LLC, 5.90%, 1/25/33(1)	4,677	4,763,596
Intel Corp., 4.90%, 8/5/52	4,364	3,579,519
Kyndryl Holdings, Inc., 6.35%, 2/20/34(5)	2,635	2,733,716
Playtika Holding Corp., 4.25%, 3/15/29(1)	460	405,571
		$14,183,809
Utilities — 1.4%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$4,895	$4,924,757
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/57	420	311,042
Engie SA, 5.625%, 4/10/34(1)	3,400	3,458,966
MidAmerican Energy Co., 5.35%, 1/15/34	294	301,984
New England Power Co., 5.936%, 11/25/52(1)	502	515,458
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/28	1,482	1,367,695
Security	Principal Amount (000’s omitted)	Value
Utilities (continued)
NextEra Energy Capital Holdings, Inc.: (continued)
5.45%, 3/15/35	$4,635	$ 4,678,370
Northern States Power Co., 2.60%, 6/1/51	198	118,408
Terraform Global Operating LP, 6.125%, 3/1/26(1)	108	107,769
		$ 15,784,449
Total Corporate Bonds (identified cost $328,933,986)		$ 331,918,458

Exchange-Traded Funds — 0.3%

Security	Shares	Value
Fixed-Income Funds — 0.3%
Calvert Ultra-Short Investment Grade ETF(8)	75,000	$ 3,795,375
Total Exchange-Traded Funds (identified cost $3,813,500)		$ 3,795,375

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(9)(10)	$2,000	$ 1,993,340
Total High Social Impact Investments (identified cost $2,000,000)		$ 1,993,340

Sovereign Government Bonds — 0.7%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	$4,539	$ 4,571,952
		$ 4,571,952
Netherlands — 0.3%
Nederlandse Waterschapsbank NV, 1.00%, 5/28/30(1)	$3,400	$ 2,905,327
		$ 2,905,327
Total Sovereign Government Bonds (identified cost $7,432,506)		$ 7,477,279

6
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.1%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,021,384
		$ 1,021,384
Special Tax Revenue — 0.0%†
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.984%, 6/1/33	$155	$ 137,090
Social Bonds, 3.034%, 6/1/34	110	95,754
		$ 232,844
Water and Sewer — 0.0%†
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$488,655
		$488,655
Total Taxable Municipal Obligations (identified cost $2,215,243)		$1,742,883

U.S. Government Agencies and Instrumentalities — 0.0%†

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 129,847
3.485%, 8/1/35	85	75,564
3.585%, 8/1/37	150	131,792
Total U.S. Government Agencies and Instrumentalities (identified cost $407,843)		$ 337,203

U.S. Government Agency Mortgage-Backed Securities — 27.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.00%, 4/1/51	$205	$ 179,048
5.00%, 2/1/53	1,463	1,439,865
5.50%, with various maturities to 2053	6,595	6,607,836
6.00%, with various maturities to 2053	8,387	8,546,663
6.50%, 8/1/53	3,286	3,396,276
Federal National Mortgage Association:
2.00%, 4/1/51	137	111,434
3.00%, 7/1/49	119	105,101
4.50%, with various maturities to 2052	3,868	3,716,294
5.00%, with various maturities to 2054	12,832	12,599,722
5.50%, with various maturities to 2053	3,984	3,992,001
7.00%, 6/1/53	251	266,789
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association II:
2.50%, with various maturities to 2051	$491	$ 414,844
5.50%, 6/20/53	1,626	1,654,346
6.00%, with various maturities to 2053	353	363,731
7.00%, 6/20/53	592	624,278
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(11)	137,600	134,885,627
5.50%, 30-Year, TBA(11)	132,137	131,987,309
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $310,709,002)		$ 310,891,164

U.S. Treasury Obligations — 18.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,850	$ 1,453,166
3.875%, 5/15/43	11,690	10,674,020
4.00%, 11/15/52	1,978	1,784,372
4.50%, 2/15/44	5,455	5,391,500
4.50%, 11/15/54	288	283,860
4.75%, 11/15/43	7,200	7,357,781
4.75%, 2/15/45	873	889,096
4.75%, 11/15/53	6,193	6,331,859
U.S. Treasury Notes:
4.00%, 2/28/30	3,802	3,811,208
4.00%, 2/15/34	4,258	4,200,950
4.125%, 2/28/27	904	907,496
4.125%, 11/30/29	35,968	36,252,513
4.25%, 12/31/26	14,616	14,692,791
4.375%, 5/15/34	449	455,165
4.50%, 11/15/33	8,820	9,032,748
4.625%, 2/15/35	1,797	1,856,666
4.875%, 11/30/25	63,650	63,937,598
5.00%, 10/31/25	33,575	33,729,839
Total U.S. Treasury Obligations (identified cost $202,170,059)		$203,042,628

7
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 15.2%
Affiliated Fund — 9.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(12)	112,377,565	$ 112,377,565
Total Affiliated Fund (identified cost $112,377,565)		$ 112,377,565

Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(13)	3,651,863	$ 3,651,863
Total Securities Lending Collateral (identified cost $3,651,863)		$ 3,651,863
U.S. Treasury Obligations — 5.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 5/20/25	$56,354	$ 56,030,117
Total U.S. Treasury Obligations (identified cost $56,031,037)		$ 56,030,117
Total Short-Term Investments (identified cost $172,060,465)		$ 172,059,545
Total Investments — 123.4% (identified cost $1,389,011,784)		$1,393,670,240
Other Assets, Less Liabilities — (23.4)%		$ (264,169,438)
Net Assets — 100.0%		$1,129,500,802

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $419,047,611 or 37.1% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2025.
(5)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $3,713,982.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Affiliated fund (see Note 8).
(9)	May be deemed to be an affiliated company (see Note 8).
(10)	Restricted security. Total market value of restricted securities amounts to $1,993,340, which represents 0.2% of the net assets of the Fund as of March 31, 2025.
(11)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(12)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2025.
(13)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	392	Long	6/30/25	$81,211,375	$372,430
U.S. 5-Year Treasury Note	1,130	Long	6/30/25	122,216,563	1,179,436
U.S. 10-Year Treasury Note	127	Long	6/18/25	14,124,781	149,802
U.S. Long Treasury Bond	436	Long	6/18/25	51,134,625	1,015,195
U.S. Ultra 10-Year Treasury Note	174	Long	6/18/25	19,857,750	32,816
U.S. Ultra-Long Treasury Bond	235	Long	6/18/25	28,728,750	(395,638)
					$2,354,041
8
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$2,000,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
9
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,270,820,719) - including $3,713,982 of securities on loan	$1,275,503,960
Investments in securities of affiliated issuers, at value (identified cost $118,191,065)	118,166,280
Receivable for variation margin on open futures contracts	144,217
Cash	632,592
Deposits at broker for futures contracts	5,179,241
Deposits for forward commitment securities	480,000
Receivable for investments sold	26,652,960
Receivable for capital shares sold	3,256,751
Interest receivable	8,691,789
Dividends and interest receivable - affiliated	591,046
Securities lending income receivable	1,085
Receivable from affiliates	120,725
Trustees' deferred compensation plan	61,213
Total assets	$1,439,481,859
Liabilities
Payable for investments purchased	$6,214,160
Payable for forward commitment securities	294,163,695
Payable for capital shares redeemed	5,193,328
Distributions payable	45,463
Deposits for securities loaned	3,651,863
Payable to affiliates:
Investment advisory fee	266,764
Administrative fee	114,536
Distribution and service fees	27,177
Sub-transfer agency fee	3,462
Trustees' deferred compensation plan	61,213
Accrued expenses	239,396
Total liabilities	$309,981,057
Net Assets	$1,129,500,802
Sources of Net Assets
Paid-in capital	$1,147,786,592
Accumulated loss	(18,285,790)
Net Assets	$1,129,500,802
Class A Shares
Net Assets	$129,238,953
Shares Outstanding	8,194,623
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.77
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$16.30
Class I Shares
Net Assets	$871,365,319
Shares Outstanding	55,174,262
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.79
10
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class R6 Shares
Net Assets	$128,896,530
Shares Outstanding	8,164,311
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.79

On sales of $100,000 or more, the offering price of Class A shares is reduced.
11
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income - affiliated issuers	$3,657,502
Interest income	25,008,826
Interest income - affiliated issuers	50,000
Securities lending income, net	23,326
Total investment income	$28,739,654
Expenses
Investment advisory fee	$1,673,290
Administrative fee	669,316
Distribution and service fees:
Class A	149,139
Trustees' fees and expenses	30,412
Custodian fees	19,957
Transfer agency fees and expenses	408,201
Accounting fees	123,639
Professional fees	39,127
Registration fees	70,573
Reports to shareholders	33,279
Miscellaneous	32,221
Total expenses	$3,249,154
Waiver and/or reimbursement of expenses by affiliates	$(502,569)
Net expenses	$2,746,585
Net investment income	$25,993,069
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(4,639,534)
Futures contracts	(11,992,906)
Net realized loss	$(16,632,440)
Change in unrealized appreciation (depreciation):
Investment securities	$(12,572,356)
Investment securities - affiliated issuers	(44,365)
Futures contracts	2,426,530
Net change in unrealized appreciation (depreciation)	$(10,190,191)
Net realized and unrealized loss	$(26,822,631)
Net decrease in net assets from operations	$(829,562)
12
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$25,993,069	$41,646,693
Net realized gain (loss)	(16,632,440)	10,119,604
Net change in unrealized appreciation (depreciation)	(10,190,191)	43,594,019
Net increase (decrease) in net assets from operations	$(829,562)	$95,360,316
Distributions to shareholders:
Class A	$(2,646,322)	$(3,457,668)
Class I	(20,520,618)	(35,217,132)
Class R6	(2,768,753)	(2,608,932)
Total distributions to shareholders	$(25,935,693)	$(41,283,732)
Capital share transactions:
Class A	$33,242,447	$34,252,384
Class I	6,152,128	254,681,872
Class R6	21,838,196	106,034,294
Net increase in net assets from capital share transactions	$61,232,771	$394,968,550
Net increase in net assets	$34,467,516	$449,045,134
Net Assets
At beginning of period	$1,095,033,286	$645,988,152
At end of period	$1,129,500,802	$1,095,033,286
13
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$16.16	$15.16	$15.59	$19.49	$19.97	$18.45
Income (Loss) From Operations
Net investment income(1)	$0.35	$0.71	$0.57	$0.29	$0.30	$0.51
Net realized and unrealized gain (loss)	(0.39)	0.99	(0.44)	(3.03)	0.06	1.53
Total income (loss) from operations	$(0.04)	$1.70	$0.13	$(2.74)	$0.36	$2.04
Less Distributions
From net investment income	$(0.35)	$(0.70)	$(0.56)	$(0.30)	$(0.30)	$(0.52)
From net realized gain	—	—	—	(0.86)	(0.54)	—
Total distributions	$(0.35)	$(0.70)	$(0.56)	$(1.16)	$(0.84)	$(0.52)
Net asset value — End of period	$15.77	$16.16	$15.16	$15.59	$19.49	$19.97
Total Return(2)	(0.24)%(3)	11.45%	0.76%	(14.78)%	1.79%	11.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$129,239	$98,463	$59,235	$43,106	$50,647	$52,965
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.81%(5)	0.83%	0.84%	0.91%	0.97%	1.05%
Net expenses	0.72%(5)(6)	0.74%(6)	0.74%(6)	0.74%(6)	0.80%	0.92%
Net investment income	4.44%(5)	4.51%	3.64%	1.65%	1.52%	2.70%
Portfolio Turnover	223%(3)(7)	376%(7)	226%(7)	175%(7)	195%(7)	52%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the six months ended March 31, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
14
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$16.18	$15.18	$15.61	$19.51	$20.00	$18.47
Income (Loss) From Operations
Net investment income(1)	$0.37	$0.74	$0.63	$0.35	$0.36	$0.56
Net realized and unrealized gain (loss)	(0.39)	1.00	(0.46)	(3.04)	0.04	1.54
Total income (loss) from operations	$(0.02)	$1.74	$0.17	$(2.69)	$0.40	$2.10
Less Distributions
From net investment income	$(0.37)	$(0.74)	$(0.60)	$(0.35)	$(0.35)	$(0.57)
From net realized gain	—	—	—	(0.86)	(0.54)	—
Total distributions	$(0.37)	$(0.74)	$(0.60)	$(1.21)	$(0.89)	$(0.57)
Net asset value — End of period	$15.79	$16.18	$15.18	$15.61	$19.51	$20.00
Total Return(2)	(0.11)%(3)	11.64%	1.09%	(14.55)%	1.99%	11.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$871,365	$887,028	$586,705	$132,749	$42,399	$54,009
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.56%(5)	0.58%	0.59%	0.66%	0.72%	0.80%
Net expenses	0.47%(5)(6)	0.49%(6)	0.49%(6)	0.49%(6)	0.55%	0.67%
Net investment income	4.68%(5)	4.74%	4.02%	2.07%	1.81%	2.93%
Portfolio Turnover	223%(3)(7)	376%(7)	226%(7)	175%(7)	195%(7)	52%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the six months ended March 31, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
15
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended September 30, 2023(1)

Net asset value — Beginning of period	$16.17	$15.18	$15.79
Income (Loss) From Operations
Net investment income(2)	$0.37	$0.75	$0.17
Net realized and unrealized gain (loss)	(0.38)	0.98	(0.61)
Total income (loss) from operations	$(0.01)	$1.73	$(0.44)
Less Distributions
From net investment income	$(0.37)	$(0.74)	$(0.17)
Total distributions	$(0.37)	$(0.74)	$(0.17)
Net asset value — End of period	$15.79	$16.17	$15.18
Total Return(3)	(0.04)%(4)	11.68%	(2.78)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$128,897	$109,542	$49
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.49%(6)	0.55%	0.56%(6)
Net expenses	0.44%(6)(7)	0.46%(7)	0.46%(6)(7)
Net investment income	4.71%(6)	4.79%	4.41%(6)
Portfolio Turnover	223%(4)(8)	376%(8)	226%(8)(9)

(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the six months ended March 31, 2025 and less than 0.005% of average daily net assets for the year ended September 30, 2024 and the period ended September 30, 2023).
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	For the year ended September 30, 2023.
16
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Core Bond Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek total return with an emphasis on income. The Fund invests primarily in investment grade, U.S. dollar denominated securities.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
17

Calvert
Core Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$181,473,108	$ —	$181,473,108
Collateralized Mortgage Obligations	—	42,602,446	—	42,602,446
Commercial Mortgage-Backed Securities	—	136,336,811	—	136,336,811
Corporate Bonds	—	331,918,458	—	331,918,458
Exchange-Traded Funds	3,795,375	—	—	3,795,375
High Social Impact Investments	—	1,993,340	—	1,993,340
Sovereign Government Bonds	—	7,477,279	—	7,477,279
Taxable Municipal Obligations	—	1,742,883	—	1,742,883
U.S. Government Agencies and Instrumentalities	—	337,203	—	337,203
U.S. Government Agency Mortgage-Backed Securities	—	310,891,164	—	310,891,164
U.S. Treasury Obligations	—	203,042,628	—	203,042,628
Short-Term Investments:
Affiliated Fund	112,377,565	—	—	112,377,565
Securities Lending Collateral	3,651,863	—	—	3,651,863
U.S. Treasury Obligations	—	56,030,117	—	56,030,117
Total Investments	$119,824,803	$1,273,845,437	$ —	$1,393,670,240
Futures Contracts	$2,749,679	$ —	$ —	$2,749,679
Total	$122,574,482	$1,273,845,437	$ —	$1,396,419,919
Liability Description
Futures Contracts	$(395,638)	$ —	$ —	$(395,638)
Total	$(395,638)	$ —	$ —	$(395,638)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
18

Calvert
Core Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
K  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
L  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2025, the investment advisory fee amounted to $1,673,290.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley and in other affiliated funds. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $120,269 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
19

Calvert
Core Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74%, 0.49% and 0.46% for Class A, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $382,300.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $669,316.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $149,139 for Class A shares.
The Fund was informed that EVD received $4,168 as its portion of the sales charge on sales of Class A shares and less than $100 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2025.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $6,384 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns, were $258,048,427 and $195,590,815, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $2,499,059,122 and $2,504,826,041, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $8,681,101 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $1,647,018 are short-term and $7,034,083 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,389,146,383
Gross unrealized appreciation	$12,019,877
Gross unrealized depreciation	(5,141,979)
Net unrealized appreciation	$6,877,898
20

Calvert
Core Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2025 is included in the Schedule of Investments. During the six months ended March 31, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$2,749,679(1)	$(395,638)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2025 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (11,992,906)	$ 2,426,530
The average notional cost of futures contracts outstanding during the six months ended March 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$338,574,000	$871,000
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2025, the total value of securities on loan, including accrued interest, was $3,741,298 and the total value of collateral received was $3,814,377, comprised of cash of $3,651,863 and U.S. government and/or agencies securities of $162,514.
21

Calvert
Core Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$3,651,863	$ —	$ —	$ —	$3,651,863
The carrying amount of the liability for deposits for securities loaned at March 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit during the six months ended March 31, 2025.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At March 31, 2025, the value of the Fund's investment in the Notes and in issuers and funds that may be deemed to be affiliated was $118,166,280, which represents 10.5% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 2,535,000	$ 1,270,500	$ —	$ —	$(10,125)	$ 3,795,375	$ 68,129	75,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	2,027,580	—	—	—	(34,240)	1,993,340	50,000	2,000,000
Short-Term Investments
Liquidity Fund	145,437,143	239,146,441	(272,206,019)	—	—	112,377,565	3,589,373	112,377,565
Total				$ —	$(44,365)	$118,166,280	$3,707,502

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
22

Calvert
Core Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,647,471	$41,812,880	3,084,822	$48,291,028
Reinvestment of distributions	165,592	2,600,166	214,099	3,355,742
Shares redeemed	(712,408)	(11,170,599)	(1,111,381)	(17,394,386)
Net increase	2,100,655	$33,242,447	2,187,540	$34,252,384
Class I
Shares sold	11,713,199	$184,416,790	33,914,555	$532,158,935
Reinvestment of distributions	1,292,591	20,319,834	2,243,004	35,195,397
Shares redeemed	(12,653,615)	(198,584,496)	(19,974,978)	(312,672,460)
Net increase	352,175	$6,152,128	16,182,581	$254,681,872
Class R6
Shares sold	2,216,388	$34,794,846	7,477,065	$117,154,384
Reinvestment of distributions	176,031	2,767,730	165,654	2,608,814
Shares redeemed	(1,000,602)	(15,724,380)	(873,427)	(13,728,904)
Net increase	1,391,817	$21,838,196	6,769,292	$106,034,294
23

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CLDAX-NCSR 3.31.25

Calvert
Income Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Income Fund
March 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 10.6%

Security	Principal Amount* (000's omitted)		Value
AASET Trust, Series 2025-1A, Class B, 6.576%, 2/16/50(1)		1,590	$ 1,605,700
AASET U.S. Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)		563	52,010
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		2,240	2,249,154
Cajun Global LLC:
Series 2021-1, Class A2, 3.931%, 11/20/51(1)		2,871	2,765,468
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)		1,460	1,460,051
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)		2,479	2,496,755
Series 2025-1A, Class C, 7.75%, 2/15/50(1)		3,550	3,466,244
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.923%, 11/22/49(1)		3,510	3,548,107
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		2,454	2,274,252
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	2,700	1,816,705
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		4,000	3,815,160
Series 2021-1A, Class C, 5.99%, 12/26/51(1)		2,900	2,751,157
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28(1)		512	516,650
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		1,051	1,002,748
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		757	712,889
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		1,345	1,338,193
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		2,362	2,324,224
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		3,279	3,325,123
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		2,142	2,123,525
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		3,593	3,559,354
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		1,340	1,326,733
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)		226	220,650
Series 2020-1A, Class C, 6.413%, 2/15/45(1)		58	55,759
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		76	66,078
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		3,583	814,302
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)		2,237	2,221,935
Series 2024-1, Class B, 6.09%, 8/15/49(1)		1,367	1,360,762
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,935	2,764,610
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)		848	862,564
Security	Principal Amount* (000's omitted)		Value
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		200	$ 194,156
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		1,221	1,179,680
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		2,721	2,761,247
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)		1,312	1,314,152
Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/8/31(1)		2,701	2,658,312
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)		1,945	1,877,196
Series 2021-5, Class C, 3.93%, 8/15/29(1)		2,071	2,017,733
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		2,440	2,301,567
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		1,154	1,168,423
Prodigy Finance CM DAC, Series 2021-1A, Class D, 10.335%, (1 mo. SOFR + 6.014%), 7/25/51(1)(2)		517	534,301
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	3,274	2,289,364
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		614	567,914
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		1,314	1,134,355
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		4,652	4,562,612
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		2,852	2,778,842
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		1,941	1,916,951
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		1,611	1,601,935
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)		1,795	1,374,966
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(1)		3,547	2,869,460
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,542	858,208
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)		3,516	3,286,089
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		762	518,557
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		3,902	2,564,219
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		321	298,673
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/28(1)		2,810	2,883,703
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		2,545	2,365,345
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		1,395	1,452,190
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		1,947	1,887,797
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		584	554,040

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Willis Engine Structured Trust V: (continued)
Series 2020-A, Class C, 6.657%, 3/15/45(1)	190	$ 188,970
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)	1,219	1,266,479
Total Asset-Backed Securities (identified cost $112,219,377)		$ 106,124,298

Collateralized Mortgage Obligations — 6.7%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class M1B, 5.74%, (30-day SOFR Average + 1.40%), 9/25/31(1)(2)	$938	$ 939,470
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	3,770	3,807,905
Champs Trust:
Series 2024-1, Class A, 10.113%, 7/25/59(1)(4)	2,166	2,244,502
Series 2024-2, Class A, 9.07%, 11/25/59(1)(4)	1,411	1,472,244
Series 2024-3, Class A, 6.846%, 1/25/60(1)(4)	1,424	1,478,417
Eagle Re Ltd., Series 2021-2, Class M1C, 7.79%, (30-day SOFR Average + 3.45%), 4/25/34(1)(2)	2,198	2,224,361
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	178	184,083
Series 5413, Class MZ, 6.00%, 5/25/54	1,363	1,410,724
Series 5483, Class FB, 5.77%, (30-day SOFR Average + 1.43%), 12/25/54(2)	5,101	5,118,555
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.604%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	500	577,653
Series 2020-DNA6, Class B1, 7.34%, (30-day SOFR Average + 3.00%), 12/25/50(1)(2)	900	972,367
Series 2021-DNA2, Class B2, 10.34%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	1,959	2,324,660
Series 2022-DNA4, Class B2, 14.59%, (30-day SOFR Average + 10.25%), 5/25/42(1)(2)	1,870	2,124,578
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.804%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	1,176	1,263,286
Series 2019-R03, Class 1B1, 8.554%, (30-day SOFR Average + 4.214%), 9/25/31(1)(2)	814	868,784
Series 2019-R06, Class 2B1, 8.204%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	1,605	1,663,179
Series 2019-R07, Class 1B1, 7.854%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	4,037	4,170,699
Series 2020-R02, Class 2B1, 7.454%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	1,497	1,535,422
Series 2021-R01, Class 1B2, 10.34%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	4,457	4,685,280
Series 2021-R02, Class 2B1, 7.64%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	543	559,812
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	$716	$ 746,591
Series 2023-84, Class MW, 6.00%, 6/20/53	751	783,406
Series 2023-98, Class BW, 6.00%, 7/20/53	832	867,649
Series 2023-99, Class AL, 6.00%, 7/20/53	832	867,736
Series 2023-101, Class FM, 5.244%, (30-day SOFR Average + 0.90%), 7/20/53(2)	2,022	2,021,917
Series 2023-102, Class SG, 6.356%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	897	917,666
Series 2023-116, Class CY, 6.00%, 8/20/53	1,959	2,001,766
Series 2023-164, Class EL, 6.00%, 11/20/53	970	1,005,939
Series 2023-173, Class AX, 6.00%, 11/20/53	855	886,681
Series 2024-46, Class AL, 6.00%, 3/20/54	898	923,054
Home Re Ltd., Series 2021-1, Class M2, 7.304%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	2,674	2,693,188
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(3)	1,050	1,060,635
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(3)	1,080	1,093,704
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(3)	975	990,777
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(3)	1,590	1,610,766
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	3,010	3,002,391
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(3)	2,010	2,031,826
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 7.52%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	1,615	1,648,488
Triangle Re Ltd., Series 2021-3, Class B1, 9.29%, (30-day SOFR Average + 4.95%), 2/25/34(1)(2)	2,202	2,263,219
Total Collateralized Mortgage Obligations (identified cost $65,712,038)		$67,043,380

Commercial Mortgage-Backed Securities — 5.1%

Security	Principal Amount* (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	11,165	$ 7,119,739
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	4,545	1,184,872
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 6.084%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	5,061	4,999,685
CSMC Trust:
Series 2021-BPNY, Class A, 8.149%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	3,212	2,982,050
Series 2022-CNTR, Class A, 8.264%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)	1,333	878,055
Extended Stay America Trust, Series 2021-ESH, Class D, 6.684%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	5,076	5,075,695

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.704%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)		2,323	$ 2,363,979
Series 2020-01, Class M10, 8.204%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)		2,966	3,019,082
Great Wolf Trust, Series 2024-WLF2, Class D, 7.259%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)		2,954	2,965,184
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class C, 6.859%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)		678	680,330
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.678%, 1/13/40(1)(4)		1,243	1,257,056
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.55%, (1 mo. SOFR + 2.25%), 3/15/42(1)(2)		1,030	1,024,195
Series 2025-STAY, Class D, 7.15%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)		1,802	1,793,007
Series 2025-STAY, Class E, 8.15%, (1 mo. SOFR + 3.85%), 3/15/42(1)(2)		1,953	1,940,819
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		2,485	143,521
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(4)		1,120	23,530
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.76%, (1 mo. SOFR + 2.441%), 2/15/42(1)(2)		1,935	1,923,208
ORL Trust, Series 2024-GLKS, Class F, 8.758%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)		3,060	3,054,032
ROCK Trust, Series 2024-CNTR, Class B, 5.93%, 11/13/41(1)		1,985	2,030,710
TX Trust, Series 2024-HOU, Class E, 8.707%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		2,908	2,920,507
U.K. Logistics DAC:
Series 2024-1A, Class D, 8.48%, (SONIA + 4.00%), 5/17/34(1)(2)	GBP	1,300	1,698,413
Series 2024-1A, Class E, 9.48%, (SONIA + 5.00%), 5/17/34(1)(2)	GBP	650	848,541
Willowbrook Mall, Series 2025-WBRK, Class E, 6.277%, 3/5/35(1)(4)		1,410	1,284,769
Total Commercial Mortgage-Backed Securities (identified cost $61,380,966)			$51,210,979

Common Stocks — 0.2%

Security	Shares	Value
Energy — 0.2%
Enviva LLC(6)(7)	106,301	$ 1,674,241
Total Common Stocks (identified cost $665,264)		$ 1,674,241

Convertible Bonds — 0.6%

Security	Principal Amount (000's omitted)	Value
Communications — 0.1%
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$385	$ 468,738
Uber Technologies, Inc., 0.00%, 12/15/25	460	488,750
		$ 957,488
Consumer, Non-cyclical — 0.2%
Exact Sciences Corp., 1.75%, 4/15/31(1)	$510	$ 439,407
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28(8)	485	471,561
Jazz Investments I Ltd., 3.125%, 9/15/30(1)	445	495,507
Shift4 Payments, Inc., 0.50%, 8/1/27	435	441,308
		$1,847,783
Energy — 0.1%
XPLR Infrastructure LP, 2.50%, 6/15/26(1)(8)	$505	$482,780
		$482,780
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$480	$469,814
Federal Realty OP LP, 3.25%, 1/15/29(1)	470	469,295
		$939,109
Technology — 0.1%
Akamai Technologies, Inc., 1.125%, 2/15/29	$490	$467,950
Microchip Technology, Inc., 0.75%, 6/1/30(1)	520	487,890
ON Semiconductor Corp., 0.50%, 3/1/29	515	445,501
		$1,401,341
Total Convertible Bonds (identified cost $5,680,243)		$5,628,501

Corporate Bonds — 51.3%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 1.2%
Celanese U.S. Holdings LLC:
6.60%, 11/15/28	4,101	$ 4,233,556
6.95%, 11/15/33(8)	1,866	1,951,763
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(8)	885	850,572
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	2,080	2,162,087
South32 Treasury Ltd., 4.35%, 4/14/32(1)	2,596	2,431,395
		$ 11,629,373
Communications — 3.0%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	2,000	$1,823,312
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(9)	2,400	2,410,753

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	8,895	$ 6,710,519
4.908%, 7/23/25	2,677	2,676,506
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,905	1,869,556
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	2,000	1,969,306
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	668	489,881
Sprint LLC, 7.625%, 3/1/26	3,000	3,047,561
Stagwell Global LLC, 5.625%, 8/15/29(1)	2,500	2,383,321
Videotron Ltd., 3.625%, 6/15/29(1)(8)	3,200	3,021,859
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	2,000	1,892,405
Zegona Finance PLC, 8.625%, 7/15/29(1)	2,000	2,122,210
		$30,417,189
Consumer, Cyclical — 5.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,354	$1,351,486
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	2,250	2,204,729
5.308%, 10/20/31(1)	2,755	2,695,103
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	1,764	1,757,682
4.75%, 10/20/28(1)	4,800	4,781,543
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	2,097	1,900,577
Ford Motor Co.:
3.25%, 2/12/32	3,029	2,497,633
4.75%, 1/15/43	2,483	1,885,253
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	6,700	6,695,792
7.122%, 11/7/33	615	628,887
7.20%, 6/10/30	1,083	1,124,965
7.35%, 3/6/30	2,367	2,478,276
General Motors Co., 5.15%, 4/1/38	3,000	2,717,905
General Motors Financial Co., Inc.:
5.95%, 4/4/34	1,851	1,842,957
6.05%, 10/10/25	4,000	4,025,052
Hyundai Capital America, 5.80%, 6/26/25(1)	3,000	3,006,320
Lithia Motors, Inc., 4.375%, 1/15/31(1)	2,274	2,062,013
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	3,129	2,931,175
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	5,468	4,819,350
		$51,406,698
Consumer, Non-cyclical — 2.6%
Bristol-Myers Squibb Co., 5.65%, 2/22/64	5,862	$5,747,938
Centene Corp.:
2.50%, 3/1/31	4,016	3,389,642
3.375%, 2/15/30	1,171	1,060,003
4.625%, 12/15/29	1,068	1,024,023
Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)(8)		2,000	$ 1,821,144
ICON Investments Six DAC, 5.809%, 5/8/27		2,050	2,093,444
Kroger Co., 5.00%, 9/15/34		1,246	1,218,123
LifePoint Health, Inc.:
9.875%, 8/15/30(1)		850	897,899
10.00%, 6/1/32(1)		1,675	1,599,893
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)		2,227	1,894,720
3.00%, 10/15/30(1)		238	212,207
5.20%, 4/1/29(1)		3,181	3,177,420
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(8)		2,250	2,232,749
			$26,369,205
Diversified — 0.3%
Inversiones La Construccion SA, 4.75%, 2/7/32(10)		2,962	$2,769,470
			$2,769,470
Energy — 0.5%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		530	$503,977
6.45%, 3/5/34(1)		937	947,408
6.95%, 3/5/54(1)		607	592,163
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,793	2,599,095
			$4,642,643
Financial — 31.5%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(9)		1,600	$1,610,942
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(9)		1,206	1,228,623
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		5,056	5,158,521
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		2,800	2,791,978
Ally Financial, Inc.:
4.70% to 5/15/26(9)(11)		7,620	7,115,318
5.543% to 1/17/30, 1/17/31(9)		1,116	1,110,770
6.848% to 1/3/29, 1/3/30(9)		2,920	3,050,972
American Assets Trust LP, 3.375%, 2/1/31		4,214	3,719,328
American Express Co., 5.442% to 1/30/35, 1/30/36(9)		3,247	3,283,803
American National Group, Inc.:
5.75%, 10/1/29		1,529	1,542,373
6.144%, 6/13/32(1)		3,161	3,209,199
Antares Holdings LP:
6.35%, 10/23/29(1)		625	625,823
6.50%, 2/8/29(1)		1,465	1,473,893
Apollo Debt Solutions BDC, 6.70%, 7/29/31		1,999	2,063,630
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(9)(10)	EUR	1,945	2,438,897
Athene Global Funding:
5.583%, 1/9/29(1)		2,053	2,097,402
5.62%, 5/8/26(1)		4,000	4,042,661
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(9)(11)		3,291	3,266,439

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(9)	1,800	$ 1,723,629
3.80%, 2/23/28	2,460	2,402,575
6.033%, 1/17/35	1,600	1,657,441
9.625% to 11/21/28(9)(11)	2,000	2,200,706
Bank of America Corp.:
5.511% to 1/24/35, 1/24/36(9)	12,608	12,836,301
5.933% to 9/15/26, 9/15/27(9)	4,570	4,660,416
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(9)	2,911	2,965,249
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(9)	5,840	6,046,339
Barclays PLC, 8.00% to 3/15/29(9)(11)	1,825	1,886,070
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(9)	4,897	4,658,443
8.125% to 1/8/34, 1/8/39(1)(9)	2,637	2,689,075
8.45% to 6/29/33, 6/29/38(1)(9)	1,577	1,649,184
Blue Owl Credit Income Corp.:
6.60%, 9/15/29(1)	850	864,127
6.65%, 3/15/31	1,225	1,250,143
BNP Paribas SA:
7.75% to 8/16/29(1)(9)(11)	1,714	1,769,715
8.00% to 8/22/31(1)(9)(11)	1,340	1,395,574
9.25% to 11/17/27(1)(9)(11)	1,314	1,407,657
BPCE SA, 5.876% to 1/14/30, 1/14/31(1)(9)	4,257	4,362,004
Broadstone Net Lease LLC, 2.60%, 9/15/31	2,073	1,756,860
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(9)	3,908	3,733,443
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(9)	557	575,862
6.84% to 9/13/33, 9/13/34(1)(9)	5,353	5,817,104
Charles Schwab Corp.:
4.00% to 6/1/26(9)(11)	1,726	1,684,551
6.136% to 8/24/33, 8/24/34(9)	4,698	5,002,725
CI Financial Corp., 3.20%, 12/17/30	4,513	3,944,023
Citadel LP, 6.375%, 1/23/32(1)	4,025	4,132,013
Citigroup, Inc.:
3.785% to 3/17/32, 3/17/33(9)	2,336	2,137,561
4.00% to 12/10/25(9)(11)	2,510	2,477,273
COPT Defense Properties LP:
2.75%, 4/15/31	2,900	2,514,402
2.90%, 12/1/33	3,595	2,914,763
Credit Agricole SA, 6.251% to 1/10/34, 1/10/35(1)(9)	3,008	3,077,159
Enact Holdings, Inc., 6.25%, 5/28/29	5,120	5,256,020
EPR Properties:
3.60%, 11/15/31	1,155	1,031,429
3.75%, 8/15/29	4,663	4,374,138
4.95%, 4/15/28	2,645	2,620,423
Essent Group Ltd., 6.25%, 7/1/29	4,459	4,595,467
Fifth Third Bancorp, 6.361% to 10/27/27, 10/27/28(9)	3,000	3,117,895
First Horizon Corp., 5.514% to 3/7/30, 3/7/31(9)	1,550	1,558,327
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	1,830	1,851,215
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	6,931	$ 6,116,081
6.75%, 3/15/54(1)	4,540	4,613,006
7.95% to 7/15/29, 10/15/54(1)(9)	2,930	3,047,780
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	9,369	9,266,374
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	626	607,617
3.75%, 9/15/30(1)(8)	1,215	1,081,069
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(9)	4,008	4,260,366
ING Groep NV:
4.625%, 1/6/26(1)	3,775	3,780,364
8.00% to 5/16/30(9)(10)(11)	1,820	1,913,787
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(9)	3,848	4,421,023
Jefferies Financial Group, Inc., 6.20%, 4/14/34	4,267	4,351,876
JPMorgan Chase & Co.:
5.766% to 4/22/34, 4/22/35(9)	9,414	9,788,440
6.087% to 10/23/28, 10/23/29(9)	6,557	6,866,307
Kite Realty Group LP, 5.50%, 3/1/34(8)	1,545	1,547,988
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	6,851	6,561,476
LPL Holdings, Inc., 4.00%, 3/15/29(1)	3,221	3,086,473
Marex Group PLC, 6.404%, 11/4/29	2,875	2,924,120
MGIC Investment Corp., 5.25%, 8/15/28	1,135	1,123,750
Nuveen LLC, 5.85%, 4/15/34(1)	2,216	2,268,827
Oaktree Strategic Credit Fund:
6.50%, 7/23/29	655	669,142
8.40%, 11/14/28	2,925	3,168,784
PNC Financial Services Group, Inc.:
5.575% to 1/29/35, 1/29/36(9)	2,065	2,102,683
6.875% to 10/20/33, 10/20/34(9)	575	635,954
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	3,754	3,367,206
Royal Bank of Canada, 4.97% to 5/2/30, 5/2/31(9)	3,420	3,437,804
Santander Holdings USA, Inc., 5.807% to 9/9/25, 9/9/26(9)	2,000	2,007,554
Societe Generale SA:
3.653% to 7/8/30, 7/8/35(1)(9)	1,069	952,839
6.10% to 4/13/32, 4/13/33(1)(9)	1,296	1,328,158
8.50% to 3/25/34(1)(9)(11)	2,864	2,958,492
Stifel Financial Corp., 4.00%, 5/15/30	3,254	3,113,705
Synchrony Bank, 5.40%, 8/22/25	3,225	3,229,586
Synchrony Financial, 4.875%, 6/13/25	628	627,719
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(9)	3,126	3,075,974
5.625%, 2/15/28	845	849,231
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(9)	425	430,554
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	3,542	3,447,725
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(9)	6,955	7,211,674
TPG Operating Group II LP, 5.875%, 3/5/34	1,032	1,057,076
Truist Financial Corp., 5.867% to 6/8/33, 6/8/34(9)	2,910	2,994,766

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
U.S. Bancorp:
4.839% to 2/1/33, 2/1/34(9)		1,599	$ 1,554,257
5.678% to 1/23/34, 1/23/35(9)		1,087	1,111,625
UBS Group AG:
4.253%, 3/23/28(1)		1,685	1,664,105
4.375% to 2/10/31(1)(8)(9)(11)		3,883	3,334,722
9.25% to 11/13/28(1)(9)(11)		3,150	3,428,901
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)		1,295	1,272,942
5.861% to 6/19/27, 6/19/32(1)(9)		3,643	3,656,145
Wells Fargo & Co., 4.54% to 8/15/25, 8/15/26(9)		5,000	4,998,060
			$315,741,980
Government - Multinational — 0.3%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	72,800	$3,546,174
			$3,546,174
Industrial — 1.2%
Arrow Electronics, Inc., 5.15%, 8/21/29		2,144	$2,155,519
BAE Systems PLC, 5.30%, 3/26/34(1)		3,191	3,232,063
Masterbrand, Inc., 7.00%, 7/15/32(1)		1,469	1,467,973
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,330	1,238,401
Seaspan Corp., 5.50%, 8/1/29(1)		2,150	1,950,173
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)		1,550	1,527,337
			$11,571,466
Technology — 3.5%
Broadcom, Inc., 3.137%, 11/15/35(1)		3,740	$3,101,278
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		1,700	1,518,807
Cloud Software Group, Inc., 9.00%, 9/30/29(1)		2,325	2,320,466
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)		3,500	3,587,444
Intel Corp.:
4.75%, 3/25/50		949	765,225
4.90%, 8/5/52		4,687	3,844,456
Kyndryl Holdings, Inc., 6.35%, 2/20/34(8)		4,779	4,958,038
McAfee Corp., 7.375%, 2/15/30(1)		2,100	1,860,445
Oracle Corp., 2.50%, 4/1/25		4,300	4,300,000
Playtika Holding Corp., 4.25%, 3/15/29(1)		2,610	2,301,173
Qorvo, Inc., 3.375%, 4/1/31(1)		5,050	4,432,483
Seagate HDD Cayman, 9.625%, 12/1/32		1,618	1,821,556
			$34,811,371
Utilities — 2.1%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		1,129	$968,490
Engie SA, 5.625%, 4/10/34(1)		4,150	4,221,973
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/28		8,000	7,382,969
5.45%, 3/15/35		3,645	3,679,107
Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,744	$ 1,624,384
Terraform Global Operating LP, 6.125%, 3/1/26(1)	1,348	1,345,111
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)(8)	2,000	1,947,485
		$ 21,169,519
Total Corporate Bonds (identified cost $515,470,998)		$ 514,075,088

Exchange-Traded Funds — 0.3%

Security	Shares	Value
Fixed-Income Funds — 0.3%
Calvert Ultra-Short Investment Grade ETF(12)	65,000	$ 3,289,325
Total Exchange-Traded Funds (identified cost $3,304,000)		$ 3,289,325

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(7)(13)	$1,000	$ 996,670
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(7)(13)	1,000	994,840
Total High Social Impact Investments (identified cost $2,000,000)		$ 1,991,510

Mutual Funds — 1.5%

Security	Shares	Value
Income Funds — 1.5%
Calvert Floating-Rate Advantage Fund, Class R6(12)	1,686,261	$ 14,855,962
Total Mutual Funds (identified cost $15,170,663)		$ 14,855,962

Preferred Stocks — 0.5%

Security	Shares	Value
Real Estate Management & Development — 0.4%
Brookfield Property Partners LP:
Series A, 5.75%	70,736	$ 877,834
Series A2, 6.375%	212,000	2,929,840
		$ 3,807,674

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp.:
5.50%	43,223	$ 953,931
6.25%	33,163	790,606
		$ 1,744,537
Total Preferred Stocks (identified cost $9,024,478)		$ 5,552,211

Senior Floating-Rate Loans — 6.1%(14)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 6.325%, (SOFR + 2.00%), 10/31/31	$1,445	$ 1,442,969
Term Loan, 6.325%, (SOFR + 2.00%), 10/31/31	550	548,859
		$ 1,991,828
Capital Markets — 0.2%
Focus Financial Partners LLC, Term Loan, 9/15/31(15)	$1,500	$ 1,487,310
		$ 1,487,310
Commercial Services & Supplies — 0.2%
Reworld Holding Corp.:
Term Loan, 6.575%, (SOFR + 2.25%), 11/30/28	$1,844	$1,841,745
Term Loan, 6.575%, (SOFR + 2.25%), 11/30/28	142	141,851
		$1,983,596
Construction & Engineering — 0.2%
APi Group DE, Inc., Term Loan, 6.075%, (SOFR + 1.75%), 1/3/29	$2,389	$2,384,187
		$2,384,187
Diversified Consumer Services — 0.2%
KUEHG Corp., Term Loan, 7.549%, (SOFR + 3.25%), 6/12/30	$1,995	$1,993,444
		$1,993,444
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 6.789%, (SOFR + 2.35%), 4/15/29	$677	$652,250
Term Loan, 6.789%, (SOFR + 2.35%), 4/15/30	677	651,398
		$1,303,648
Electronic Equipment, Instruments & Components — 0.3%
Minimax Viking GmbH, Term Loan, 2/20/32(15)	$2,500	$2,495,312
		$2,495,312
Borrower/Description	Principal Amount (000's omitted)	Value
Entertainment — 0.3%
Delta 2 (LUX) SARL:
Term Loan, 9/30/31(15)	$1,667	$ 1,666,150
Term Loan, 9/30/31(15)	833	833,075
		$ 2,499,225
Financial Services — 0.2%
CPI Holdco B LLC, Term Loan, 6.325%, (SOFR + 2.00%), 5/19/31	$2,488	$ 2,466,257
		$ 2,466,257
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Term Loan, 6.575%, (SOFR + 2.25%), 10/23/28	$1,980	$1,978,535
		$1,978,535
Health Care Providers & Services — 0.3%
CNT Holdings I Corp., Term Loan, 11/8/32(15)	$1,500	$1,492,612
Raven Acquisition Holdings LLC:
Term Loan, 3.25%, 11/19/31(16)	100	98,917
Term Loan, 7.575%, (SOFR + 3.25%), 11/19/31	1,400	1,384,831
		$2,976,360
Hotels, Restaurants & Leisure — 0.3%
Four Seasons Hotels Ltd., Term Loan, 11/30/29(15)	$2,500	$2,501,762
		$2,501,762
Insurance — 1.0%
Alliant Holdings Intermediate LLC, Term Loan, 7.069%, (SOFR + 2.75%), 9/19/31	$1,985	$1,975,075
AmWINS Group, Inc., Term Loan, 6.575%, (SOFR + 2.25%), 1/30/32	2,477	2,460,168
HUB International Ltd., Term Loan, 6.787%, (SOFR + 2.50%), 6/20/30	1,980	1,974,023
Ryan Specialty Group LLC, Term Loan, 6.575%, (SOFR + 2.25%), 9/15/31	1,995	1,992,756
USI, Inc., Term Loan, 6.549%, (SOFR + 2.25%), 11/21/29	1,980	1,963,655
		$10,365,677
IT Services — 0.4%
Informatica LLC, Term Loan, 6.575%, (SOFR + 2.25%), 10/27/28	$2,487	$2,489,517
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (SOFR + 3.00%), 7/31/31	1,985	1,980,787
		$4,470,304
Machinery — 0.6%
Alliance Laundry Systems LLC, Term Loan, 7.072%, (SOFR + 2.75%), 8/19/31	$1,500	$1,496,393

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Gates Global LLC, Term Loan, 6.075%, (SOFR + 1.75%), 6/4/31	$2,488	$ 2,466,083
TK Elevator U.S. Newco, Inc., Term Loan, 7.737%, (SOFR + 3.50%), 4/30/30	1,980	1,977,233
		$ 5,939,709
Professional Services — 0.3%
Trans Union LLC, Term Loan, 6/24/31(15)	$2,500	$ 2,495,163
		$ 2,495,163
Software — 0.5%
CCC Intelligent Solutions, Inc., Term Loan, 6.325%, (SOFR + 2.00%), 1/23/32	$990	$ 989,228
Ellucian Holdings, Inc., Term Loan, 10/9/29(15)	1,500	1,499,332
Epicor Software Corp., Term Loan, 5/30/31(15)	1,500	1,497,788
McAfee LLC, Term Loan, 3/1/29(15)	1,500	1,435,500
		$5,421,848
Specialty Retail — 0.4%
Belron Finance 2019 LLC, Term Loan, 7.052%, (SOFR + 2.75%), 10/16/31	$2,487	$2,486,344
Les Schwab Tire Centers, Term Loan, 6.81%, (SOFR + 2.50%), 4/23/31(17)	1,990	1,978,816
		$4,465,160
Transportation Infrastructure — 0.2%
KKR Apple Bidco LLC, Term Loan, 9/23/31(15)	$1,496	$1,487,130
		$1,487,130
Total Senior Floating-Rate Loans (identified cost $60,910,824)		$60,706,455

U.S. Government Agency Mortgage-Backed Securities — 13.2%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 5.00%, 1/1/54	$4,005	$ 3,930,570
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(18)	64,063	62,799,171
5.50%, 30-Year, TBA(18)	65,465	65,390,838
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $132,108,682)		$ 132,120,579

U.S. Treasury Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
4.50%, 11/15/54	$192	$ 189,240
4.625%, 5/15/44	3,855	3,868,628
4.75%, 2/15/45	233	237,296
U.S. Treasury Notes:
4.00%, 2/28/30	1,356	1,359,284
4.125%, 2/28/27	1,620	1,626,265
4.50%, 5/31/29	3,896	3,981,149
4.625%, 2/15/35	862	890,621
Total U.S. Treasury Obligations (identified cost $12,150,195)		$12,152,483

Miscellaneous — 0.0%†

Security	Principal Amount	Value
Energy — 0.0%†
Enviva LLC, Escrow Certificates(6)	$2,538,000	$ 888
Total Miscellaneous (identified cost $0)		$ 888

Short-Term Investments — 18.0%
Affiliated Fund — 6.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(19)	59,794,309	$ 59,794,309
Total Affiliated Fund (identified cost $59,794,309)		$ 59,794,309
Securities Lending Collateral — 1.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(20)	18,843,260	$ 18,843,260
Total Securities Lending Collateral (identified cost $18,843,260)		$ 18,843,260

U.S. Treasury Obligations — 10.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/13/25	$51,030	$ 50,778,732

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations (continued)
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 6/20/25	$51,255	$ 50,777,110
Total U.S. Treasury Obligations (identified cost $101,557,686)		$ 101,555,842
Total Short-Term Investments (identified cost $180,195,255)		$ 180,193,411
Total Investments — 115.5% (identified cost $1,175,992,983)		$1,156,619,311
Less Unfunded Loan Commitments — (0.0)%†		$ (100,000)

Net Investments — 115.5% (identified cost $1,175,892,983)	$1,156,519,311

Other Assets, Less Liabilities — (15.5)%	$ (155,062,158)
Net Assets — 100.0%	$1,001,457,153

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $434,416,675 or 43.4% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2025.
(6)	Non-income producing security.
(7)	Restricted security. Total market value of restricted securities amounts to $3,665,751, which represents 0.4% of the net assets of the Fund as of March 31, 2025.
(8)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $18,808,752.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of these securities is $7,122,154 or 0.7% of the Fund's net assets.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Affiliated fund (see Note 8).
(13)	May be deemed to be an affiliated company (see Note 8).
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	This Senior Loan will settle after March 31, 2025, at which time the interest rate will be determined.
(16)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2025, the total value of unfunded loan commitments is $98,917. See Note 1F for description.
(17)	The stated interest rate represents the weighted average interest rate at March 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(18)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2025.
(20)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	25,789,444	USD	4,156,450	BNP Paribas	4/10/25	$354,843	$ —
USD	3,904,012	CAD	5,609,211	BNP Paribas	4/10/25	4,454	—
USD	2,109,654	EUR	2,050,537	BNP Paribas	4/10/25	—	(108,522)
USD	2,372,484	GBP	1,950,000	JPMorgan Chase Bank, N.A.	4/10/25	—	(146,377)
						$359,297	$(254,899)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	654	Long	6/30/25	$135,490,407	$648,612
U.S. 5-Year Treasury Note	459	Long	6/30/25	49,643,719	153,668
U.S. Long Treasury Bond	340	Long	6/18/25	39,875,625	808,167
U.S. Ultra 10-Year Treasury Note	186	Long	6/18/25	21,227,250	125,044
U.S. Ultra-Long Treasury Bond	394	Long	6/18/25	48,166,500	(979)
U.S. 10-Year Treasury Note	(33)	Short	6/18/25	(3,670,219)	(33,987)
					$1,700,525
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.NA.HY.44.V1)	$30,206	5.00% (pays quarterly)(1)	6/20/30	$(1,590,373)	$1,777,517	$187,144
Total				$(1,590,373)	$1,777,517	$187,144

* The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(1) Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,000,000
Enviva LLC	12/6/24	665,264
		$2,665,264

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,095,624,011) - including $18,808,752 of securities on loan	$1,076,588,205
Investments in securities of affiliated issuers, at value (identified cost $80,268,972)	79,931,106
Receivable for variation margin on open futures contracts	211,363
Receivable for open forward foreign currency exchange contracts	359,297
Cash	571,792
Deposits for forward commitment securities	250,000
Deposits for derivatives collateral:
Futures contracts	5,102,004
Centrally cleared derivatives	1,551,407
Forward foreign currency exchange contracts	140,000
Receivable for investments sold	12,407,194
Receivable for capital shares sold	1,854,926
Receivable for variation margin on open centrally cleared derivatives	11,011
Dividends and interest receivable	8,632,635
Dividends and interest receivable - affiliated	559,266
Securities lending income receivable	4,779
Tax reclaims receivable	29,799
Receivable from affiliates	18,010
Trustees' deferred compensation plan	395,638
Total assets	$1,188,618,432
Liabilities
Payable for open forward foreign currency exchange contracts	$254,899
Payable for investments purchased	23,394,465
Payable for when-issued/delayed delivery/forward commitment securities	138,553,174
Payable for capital shares redeemed	4,734,430
Distributions payable	315,007
Deposits for securities loaned	18,843,260
Payable to affiliates:
Investment advisory fee	325,216
Administrative fee	102,025
Distribution and service fees	48,158
Sub-transfer agency fee	13,603
Trustees' deferred compensation plan	395,638
Accrued expenses	181,404
Total liabilities	$187,161,279
Net Assets	$1,001,457,153
Sources of Net Assets
Paid-in capital	$1,307,830,610
Accumulated loss	(306,373,457)
Net Assets	$1,001,457,153
Class A Shares
Net Assets	$196,937,063
Shares Outstanding	13,070,644
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.07
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$15.58

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class C Shares
Net Assets	$7,266,426
Shares Outstanding	482,755
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.05
Class I Shares
Net Assets	$588,872,963
Shares Outstanding	38,993,029
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.10
Class R6 Shares
Net Assets	$208,380,701
Shares Outstanding	13,795,452
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.11

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $29,345)	$246,059
Dividend income - affiliated issuers	2,518,946
Interest income (net of foreign taxes withheld of $2,194)	26,252,171
Interest income - affiliated issuers	50,000
Securities lending income, net	44,489
Other income	88,603
Total investment income	$29,200,268
Expenses
Investment advisory fee	$1,935,865
Administrative fee	580,760
Distribution and service fees:
Class A	242,084
Class C	35,985
Trustees' fees and expenses	26,295
Custodian fees	19,030
Transfer agency fees and expenses	314,128
Accounting fees	110,826
Professional fees	33,684
Registration fees	51,292
Reports to shareholders	43,910
Miscellaneous	31,259
Total expenses	$3,425,118
Waiver and/or reimbursement of expenses by affiliates	$(120,934)
Net expenses	$3,304,184
Net investment income	$25,896,084
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(3,263,541)
Futures contracts	(10,739,788)
Swap contracts	106,972
Foreign currency transactions	(6,224)
Forward foreign currency exchange contracts	114,476
Net realized loss	$(13,788,105)
Change in unrealized appreciation (depreciation):
Investment securities	$(8,812,954)
Investment securities - affiliated issuers	(281,842)
Futures contracts	1,508,775
Swap contracts	187,144
Foreign currency	(9,215)
Forward foreign currency exchange contracts	228,973
Net change in unrealized appreciation (depreciation)	$(7,179,119)
Net realized and unrealized loss	$(20,967,224)
Net increase in net assets from operations	$4,928,860

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$25,896,084	$45,989,031
Net realized loss	(13,788,105)	(5,414,607)
Net change in unrealized appreciation (depreciation)	(7,179,119)	75,211,655
Net increase in net assets from operations	$4,928,860	$115,786,079
Distributions to shareholders:
Class A	$(4,915,114)	$(10,225,602)
Class C	(155,529)	(269,751)
Class I	(15,259,814)	(28,501,072)
Class R6	(5,199,020)	(6,700,234)
Total distributions to shareholders	$(25,529,477)	$(45,696,659)
Capital share transactions:
Class A	$3,457,407	$(3,337,870)
Class C	494,633	1,012,065
Class I	34,506,878	(7,403,347)
Class R6	31,010,074	173,041,723
Net increase in net assets from capital share transactions	$69,468,992	$163,312,571
Net increase in net assets	$48,868,375	$233,401,991
Net Assets
At beginning of period	$952,588,778	$719,186,787
At end of period	$1,001,457,153	$952,588,778

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$15.40	$14.12	$14.36	$17.98	$17.37	$17.11
Income (Loss) From Operations
Net investment income(1)	$0.39	$0.80	$0.70	$0.50	$0.49	$0.55
Net realized and unrealized gain (loss)	(0.34)	1.27	(0.24)	(3.61)	0.61	0.26
Total income (loss) from operations	$0.05	$2.07	$0.46	$(3.11)	$1.10	$0.81
Less Distributions
From net investment income	$(0.38)	$(0.79)	$(0.70)	$(0.51)	$(0.49)	$(0.54)
Tax return of capital	—	—	—	—	—	(0.01)
Total distributions	$(0.38)	$(0.79)	$(0.70)	$(0.51)	$(0.49)	$(0.55)
Net asset value — End of period	$15.07	$15.40	$14.12	$14.36	$17.98	$17.37
Total Return(2)	0.36%(3)	15.06%	3.14%	(17.56)%	6.41%	4.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$196,937	$197,783	$184,563	$196,638	$272,840	$277,617
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.91%(5)	0.92%	0.93%	0.91%	0.92%	0.94%
Net expenses	0.89%(5)(6)	0.92%(6)	0.93%(6)	0.91%(6)	0.92%	0.94%
Net investment income	5.15%(5)	5.40%	4.75%	3.05%	2.75%	3.21%
Portfolio Turnover	153%(3)(7)	296%(7)	153%(7)	51%(7)	48%	74%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the six months ended March 31, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$15.39	$14.11	$14.34	$17.96	$17.36	$17.10
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.69	$0.59	$0.38	$0.35	$0.42
Net realized and unrealized gain (loss)	(0.35)	1.27	(0.23)	(3.61)	0.61	0.26
Total income (loss) from operations	$(0.02)	$1.96	$0.36	$(3.23)	$0.96	$0.68
Less Distributions
From net investment income	$(0.32)	$(0.68)	$(0.59)	$(0.39)	$(0.36)	$(0.41)
Tax return of capital	—	—	—	—	—	(0.01)
Total distributions	$(0.32)	$(0.68)	$(0.59)	$(0.39)	$(0.36)	$(0.42)
Net asset value — End of period	$15.05	$15.39	$14.11	$14.34	$17.96	$17.36
Total Return(2)	(0.08)%(3)	14.21%	2.44%	(18.20)%	5.55%	4.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,266	$6,923	$5,402	$5,613	$8,218	$9,655
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.66%(5)	1.67%	1.68%	1.66%	1.67%	1.69%
Net expenses	1.64%(5)(6)	1.67%(6)	1.68%(6)	1.66%(6)	1.67%	1.69%
Net investment income	4.40%(5)	4.65%	4.00%	2.30%	1.99%	2.46%
Portfolio Turnover	153%(3)(7)	296%(7)	153%(7)	51%(7)	48%	74%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the six months ended March 31, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$15.44	$14.15	$14.39	$18.02	$17.41	$17.16
Income (Loss) From Operations
Net investment income(1)	$0.41	$0.84	$0.73	$0.55	$0.53	$0.59
Net realized and unrealized gain (loss)	(0.35)	1.28	(0.23)	(3.62)	0.62	0.25
Total income (loss) from operations	$0.06	$2.12	$0.50	$(3.07)	$1.15	$0.84
Less Distributions
From net investment income	$(0.40)	$(0.83)	$(0.74)	$(0.56)	$(0.54)	$(0.57)
Tax return of capital	—	—	—	—	—	(0.02)
Total distributions	$(0.40)	$(0.83)	$(0.74)	$(0.56)	$(0.54)	$(0.59)
Net asset value — End of period	$15.10	$15.44	$14.15	$14.39	$18.02	$17.41
Total Return(2)	0.42%(3)	15.40%	3.40%	(17.36)%	6.66%	5.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$588,873	$566,650	$529,174	$463,602	$502,756	$351,345
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.66%(5)	0.67%	0.68%	0.66%	0.67%	0.69%
Net expenses	0.64%(5)(6)	0.67%(6)	0.68%(6)	0.66%(6)	0.67%	0.69%
Net investment income	5.39%(5)	5.65%	5.01%	3.33%	2.98%	3.45%
Portfolio Turnover	153%(3)(7)	296%(7)	153%(7)	51%(7)	48%	74%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the six months ended March 31, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended September 30, 2023(1)

Net asset value — Beginning of period	$15.44	$14.15	$15.30
Income (Loss) From Operations
Net investment income(2)	$0.41	$0.85	$0.51
Net realized and unrealized gain (loss)	(0.33)	1.28	(1.15)
Total income (loss) from operations	$0.08	$2.13	$(0.64)
Less Distributions
From net investment income	$(0.41)	$(0.84)	$(0.51)
Total distributions	$(0.41)	$(0.84)	$(0.51)
Net asset value — End of period	$15.11	$15.44	$14.15
Total Return(3)	0.45%(4)	15.46%	(4.22)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$208,381	$181,233	$48
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.59%(6)	0.61%	0.63%(6)
Net expenses	0.57%(6)(7)	0.61%(7)	0.63%(6)(7)
Net investment income	5.45%(6)	5.68%	5.22%(6)
Portfolio Turnover	153%(4)(8)	296%(8)	153%(8)(9)

(1)	For the period from the commencement of operations, February 1, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the six months ended March 31, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the period ended September 30, 2023).
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	For the year ended September 30, 2023.

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar-denominated debt securities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an

Calvert
Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Swaps are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$106,124,298	$ —	$106,124,298
Collateralized Mortgage Obligations	—	67,043,380	—	67,043,380
Commercial Mortgage-Backed Securities	—	51,210,979	—	51,210,979
Common Stocks	—	1,674,241	—	1,674,241
Convertible Bonds	—	5,628,501	—	5,628,501
Corporate Bonds	—	514,075,088	—	514,075,088
Exchange-Traded Funds	3,289,325	—	—	3,289,325
High Social Impact Investments	—	1,991,510	—	1,991,510
Mutual Funds	14,855,962	—	—	14,855,962
Preferred Stocks	5,552,211	—	—	5,552,211
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	60,606,455	—	60,606,455
U.S. Government Agency Mortgage-Backed Securities	—	132,120,579	—	132,120,579
U.S. Treasury Obligations	—	12,152,483	—	12,152,483
Miscellaneous	—	888	—	888
Short-Term Investments:
Affiliated Fund	59,794,309	—	—	59,794,309
Securities Lending Collateral	18,843,260	—	—	18,843,260
U.S. Treasury Obligations	—	101,555,842	—	101,555,842
Total Investments	$102,335,067	$1,054,184,244	$ —	$1,156,519,311
Forward Foreign Currency Exchange Contracts	$ —	$359,297	$ —	$359,297
Futures Contracts	1,735,491	—	—	1,735,491
Total	$104,070,558	$1,054,543,541	$ —	$1,158,614,099
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(254,899)	$ —	$(254,899)
Futures Contracts	(34,966)	—	—	(34,966)

Calvert
Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$(1,590,373)	$ —	$(1,590,373)
Total	$(34,966)	$(1,845,272)	$ —	$(1,880,238)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments. At March 31, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
G  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
H  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

Calvert
Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

I  Credit Default Swaps— Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/ moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
J  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
K  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
L  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
M  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
N  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
O  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject

Calvert
Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
P  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
Q  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the following annual rates of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $2 billion	0.400%
Over $2 billion up to and including $7.5 billion	0.375%
Over $7.5 billion up to and including $10 billion	0.350%
Over $10 billion	0.325%
For the six months ended March 31, 2025, the investment advisory fee amounted to $1,935,865 or 0.40% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $120,934 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.95%, 1.70%, 0.70% and 0.65% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, no expenses were waived and/or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $580,760.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its

Calvert
Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $242,084 and $35,985 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $8,882 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by each of Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $24,528 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $352,002,908 and $324,546,925, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $1,154,584,999 and $1,170,363,800, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $274,679,539 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $7,896,154 are short-term and $266,783,385 are long-term.
Additionally, at September 30, 2024, the Fund had a late year ordinary loss of $522,761 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,175,890,994
Gross unrealized appreciation	$14,584,860
Gross unrealized depreciation	(31,964,476)
Net unrealized depreciation	$(17,379,616)

Calvert
Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, swap contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2025 is included in the Schedule of Investments. At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the six months ended March 31, 2025, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the six months ended March 31, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the six months ended March 31, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $254,899. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $140,000 at March 31, 2025.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparties. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master
Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.

Calvert
Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

At March 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Credit	Swap contracts (centrally cleared)	Accumulated loss	$ —	$(1,590,373)(1)
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	359,297	(254,899)
Interest rate	Futures contracts	Accumulated loss	1,735,491(1)	(34,966)(1)
Total			$2,094,788	$(1,880,238)
Derivatives not subject to master netting agreements			$1,735,491	$(1,625,339)
Total Derivatives subject to master netting agreements			$359,297	$(254,899)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
BNP Paribas	$359,297	$(108,522)	$(155,969)	$ —	$94,806

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
BNP Paribas	$(108,522)	$108,522	$ —	$ —	$ —
JPMorgan Chase Bank, N.A.	(146,377)	—	—	140,000	(6,377)
	$(254,899)	$108,522	$ —	$140,000	$(6,377)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Calvert
Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ —	$114,476	$ —	$114,476
Futures contracts	—	—	(10,739,788)	(10,739,788)
Swap contracts (centrally cleared)	106,972	—	—	106,972
Total	$106,972	$114,476	$(10,739,788)	$(10,518,340)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ —	$228,973	$ —	$228,973
Futures contracts	—	—	1,508,775	1,508,775
Swap contracts (centrally cleared)	187,144	—	—	187,144
Total	$187,144	$228,973	$1,508,775	$1,924,892
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$337,318,000	$4,163,000	$13,052,000	$4,315,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2025, the total value of securities on loan, including accrued interest, was $19,042,394 and the total value of collateral received was $19,432,316, comprised of cash of $18,843,260 and U.S. government and/or agencies securities of $589,056.

Calvert
Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Convertible Bonds	$366,520	$ —	$ —	$ —	$366,520
Corporate Bonds	18,476,740	—	—	—	18,476,740
Total	$18,843,260	$ —	$ —	$ —	$18,843,260
The carrying amount of the liability for deposits for securities loaned at March 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2025.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At March 31, 2025, the value of the Fund’s investment in the Notes and in funds that may be deemed to be affiliated was $79,931,106, which represents 8.0% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 2,535,000	$ 762,750	$ —	$ —	$ (8,425)	$ 3,289,325	$ 78,289	65,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	1,013,790	—	—	—	(17,120)	996,670	25,000	1,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	1,015,060	—	—	—	(20,220)	994,840	25,000	1,000,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	15,092,039	—	—	—	(236,077)	14,855,962	581,519	1,686,261

Calvert
Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Short-Term Investments
Liquidity Fund	$17,083,242	$315,192,353	$(272,481,286)	$ —	$ —	$59,794,309	$1,859,138	59,794,309
Total				$ —	$(281,842)	$79,931,106	$2,568,946

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,147,654	$17,283,219	1,361,231	$20,185,064
Reinvestment of distributions	292,065	4,393,819	617,075	9,132,170
Shares redeemed	(1,212,060)	(18,219,631)	(2,206,489)	(32,655,104)
Net increase (decrease)	227,659	$3,457,407	(228,183)	$(3,337,870)
Class C
Shares sold	99,856	$1,501,198	145,999	$2,182,863
Reinvestment of distributions	9,813	147,458	17,187	254,408
Shares redeemed	(76,865)	(1,154,023)	(96,145)	(1,425,206)
Net increase	32,804	$494,633	67,041	$1,012,065
Class I
Shares sold	8,449,567	$127,396,425	16,342,941	$242,280,021
Reinvestment of distributions	930,797	14,032,931	1,798,002	26,656,310
Shares redeemed	(7,097,923)	(106,922,478)	(18,819,612)	(276,339,678)
Net increase (decrease)	2,282,441	$34,506,878	(678,669)	$(7,403,347)
Class R6
Shares sold	3,112,304	$46,917,154	13,328,714	$196,878,044
Reinvestment of distributions	341,006	5,142,854	445,844	6,681,448
Shares redeemed	(1,396,871)	(21,049,934)	(2,038,929)	(30,517,769)
Net increase	2,056,439	$31,010,074	11,735,629	$173,041,723

CFICX-NCSR 3.31.25

Calvert
High Yield Bond Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
High Yield Bond Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
High Yield Bond Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 0.7%

Security	Shares	Value
Environmental — 0.5%
GFL Environmental, Inc.	47,500	$ 2,294,725
		$ 2,294,725
Paper — 0.2%
Enviva LLC(1)(2)	60,773	$ 957,175
		$ 957,175
Total Common Stocks (identified cost $1,479,440)		$ 3,251,900

Convertible Bonds — 0.5%

Security	Principal Amount (000's omitted)	Value
Homebuilders/Real Estate — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$695	$ 651,215
		$ 651,215
Utilities — 0.4%
XPLR Infrastructure LP, 2.50%, 6/15/26(3)(4)	$1,912	$ 1,827,872
		$ 1,827,872
Total Convertible Bonds (identified cost $2,447,078)		$ 2,479,087

Corporate Bonds — 86.5%

Security	Principal Amount* (000's omitted)		Value
Aerospace — 1.3%
Amentum Holdings, Inc., 7.25%, 8/1/32(3)		2,682	$ 2,641,134
Axon Enterprise, Inc.:
6.125%, 3/15/30(3)		475	480,569
6.25%, 3/15/33(3)		360	364,603
Moog, Inc., 4.25%, 12/15/27(3)		1,357	1,308,562
Science Applications International Corp., 4.875%, 4/1/28(3)		1,434	1,375,122
			$ 6,169,990
Automotive & Auto Parts — 2.9%
Belron U.K. Finance PLC, 5.75%, 10/15/29(3)		2,286	$2,272,170
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(5)	EUR	1,272	1,374,925
6.25%, 5/15/26(3)		186	186,061
6.75%, 2/15/30(3)(4)		620	626,448
8.50%, 5/15/27(3)		3,491	3,498,364
Ford Motor Co., 4.75%, 1/15/43		2,109	1,601,288
Security	Principal Amount* (000's omitted)		Value
Automotive & Auto Parts (continued)
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(3)		2,139	$ 1,686,669
Wand NewCo 3, Inc., 7.625%, 1/30/32(3)		2,723	2,789,107
			$ 14,035,032
Broadcasting — 0.5%
Playtika Holding Corp., 4.25%, 3/15/29(3)		1,887	$ 1,663,722
Sinclair Television Group, Inc., 8.125%, 2/15/33(3)		825	814,629
			$ 2,478,351
Building Materials — 2.1%
CP Atlas Buyer, Inc., 7.00%, 12/1/28(3)(4)		2,137	$1,692,044
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(3)		3,107	3,017,884
Standard Industries, Inc.:
2.25%, 11/21/26(5)	EUR	1,157	1,218,106
3.375%, 1/15/31(3)		1,121	975,591
4.375%, 7/15/30(3)		1,128	1,041,729
4.75%, 1/15/28(3)		2,000	1,937,778
			$9,883,132
Cable/Satellite TV — 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(3)		1,186	$1,051,973
4.25%, 1/15/34(3)(4)		1,974	1,625,085
4.50%, 8/15/30(3)		1,574	1,434,193
4.75%, 3/1/30(3)		3,129	2,904,906
5.00%, 2/1/28(3)		1,000	971,330
5.375%, 6/1/29(3)		687	665,331
CSC Holdings LLC:
3.375%, 2/15/31(3)		936	671,355
4.125%, 12/1/30(3)		608	441,060
5.50%, 4/15/27(3)		740	685,786
11.75%, 1/31/29(3)		1,396	1,354,773
			$11,805,792
Capital Goods — 2.7%
Arcosa, Inc., 6.875%, 8/15/32(3)		1,935	$1,963,346
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(3)(6)		1,579	1,569,189
Calderys Financing LLC, 11.25%, 6/1/28(3)		2,000	2,108,855
Chart Industries, Inc., 9.50%, 1/1/31(3)		1,389	1,483,866
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(3)		1,981	1,984,354
Esab Corp., 6.25%, 4/15/29(3)		1,544	1,568,463
Madison IAQ LLC, 5.875%, 6/30/29(3)(4)		2,310	2,184,465
			$12,862,538
Chemicals — 3.2%
Avient Corp.:
6.25%, 11/1/31(3)		870	$862,552

1
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Avient Corp.: (continued)
7.125%, 8/1/30(3)		2,183	$ 2,228,437
Celanese U.S. Holdings LLC, 6.95%, 11/15/33(4)		1,717	1,795,915
Compass Minerals International, Inc., 6.75%, 12/1/27(3)(4)		823	790,984
Herens Holdco SARL, 4.75%, 5/15/28(3)		1,787	1,609,807
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(3)		1,952	1,819,029
Olympus Water U.S. Holding Corp.:
7.25%, 6/15/31(3)(4)		1,000	982,595
9.75%, 11/15/28(3)		2,339	2,431,309
SNF Group SACA:
2.625%, 2/1/29(5)	EUR	1,289	1,326,729
2.625%, 2/1/29(3)	EUR	100	102,927
WR Grace Holdings LLC, 4.875%, 6/15/27(3)		1,163	1,124,690
			$15,074,974
Consumer Products — 2.4%
Acushnet Co., 7.375%, 10/15/28(3)		2,071	$2,145,563
Edgewell Personal Care Co.:
4.125%, 4/1/29(3)		1,333	1,235,506
5.50%, 6/1/28(3)		954	935,247
Masterbrand, Inc., 7.00%, 7/15/32(3)		1,827	1,825,723
Somnigroup International, Inc., 3.875%, 10/15/31(3)		2,860	2,514,298
Spectrum Brands, Inc., 3.875%, 3/15/31(3)		3,071	2,631,181
			$11,287,518
Containers — 2.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(5)	EUR	850	$771,772
4.00%, 9/1/29(3)(4)		2,002	1,707,466
Ball Corp., 6.875%, 3/15/28		802	820,736
Berry Global, Inc., 5.625%, 7/15/27(3)		779	778,836
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(3)		1,786	1,620,113
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(3)(7)		1,320	1,330,201
8.75%, 4/15/30(3)		1,200	1,217,808
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,143,223
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		554	550,155
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(3)(4)		1,111	1,086,003
Trivium Packaging Finance BV, 8.50%, 8/15/27(3)(4)		660	657,410
			$11,683,723
Diversified Financial Services — 5.8%
Ally Financial, Inc., 4.70% to 5/15/26(8)(9)		1,966	$1,835,790
Boost Newco Borrower LLC, 7.50%, 1/15/31(3)		1,522	1,585,446
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(3)		3,495	3,530,813
CI Financial Corp., 4.10%, 6/15/51		1,110	798,572
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Compass Group Diversified Holdings LLC:
5.00%, 1/15/32(3)	721	$ 646,396
5.25%, 4/15/29(3)	1,888	1,782,585
Diebold Nixdorf, Inc., 7.75%, 3/31/30(3)	2,095	2,176,842
Focus Financial Partners LLC, 6.75%, 9/15/31(3)	2,323	2,293,106
Hightower Holding LLC, 9.125%, 1/31/30(3)	1,997	2,056,848
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(3)	370	382,864
8.125%, 3/30/29(3)	1,190	1,249,752
MSCI, Inc., 3.875%, 2/15/31(3)	1,435	1,335,430
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(3)	953	914,082
3.625%, 3/1/29(3)	1,699	1,568,168
4.00%, 10/15/33(3)(4)	793	680,864
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(3)(4)	1,832	1,848,004
Walker & Dunlop, Inc., 6.625%, 4/1/33(3)	3,035	3,030,190
		$27,715,752
Diversified Media — 2.2%
Arches Buyer, Inc.:
4.25%, 6/1/28(3)	565	$515,086
6.125%, 12/1/28(3)	1,493	1,313,121
Cars.com, Inc., 6.375%, 11/1/28(3)	1,968	1,955,293
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(3)	1,700	1,463,345
7.875%, 4/1/30(3)	1,072	1,052,055
CMG Media Corp., 8.875%, 6/18/29(3)	454	392,537
Snap, Inc., 6.875%, 3/1/33(3)	1,405	1,406,165
Stagwell Global LLC, 5.625%, 8/15/29(3)	2,298	2,190,749
		$10,288,351
Energy — 0.0%†
ITT Holdings LLC, 6.50%, 8/1/29(3)	24	$22,165
		$22,165
Entertainment/Film — 0.7%
Cinemark USA, Inc.:
5.25%, 7/15/28(3)(4)	1,517	$1,473,459
7.00%, 8/1/32(3)(4)	1,725	1,742,949
		$3,216,408
Environmental — 2.3%
Clean Harbors, Inc.:
4.875%, 7/15/27(3)	500	$493,349
5.125%, 7/15/29(3)	1,000	976,224
6.375%, 2/1/31(3)	280	283,293
GFL Environmental, Inc.:
3.50%, 9/1/28(3)	1,631	1,542,802
4.00%, 8/1/28(3)	1,500	1,427,164

2
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Environmental (continued)
GFL Environmental, Inc.: (continued)
4.75%, 6/15/29(3)		2,884	$ 2,777,768
Reworld Holding Corp.:
4.875%, 12/1/29(3)		1,948	1,813,838
5.00%, 9/1/30		1,200	1,114,176
Wrangler Holdco Corp., 6.625%, 4/1/32(3)		565	575,823
			$ 11,004,437
Food & Drug Retail — 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(3)		2,108	$2,016,414
5.875%, 2/15/28(3)		1,295	1,295,793
Ingles Markets, Inc., 4.00%, 6/15/31(3)		2,660	2,405,824
			$5,718,031
Food, Beverage & Tobacco — 4.4%
BellRing Brands, Inc., 7.00%, 3/15/30(3)		2,032	$2,101,346
Chobani Holdco II LLC, 8.75%, (8.75% cash or 9.50% PIK), 10/1/29(3)(6)		3,665	3,992,877
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(3)		1,518	1,462,351
7.625%, 7/1/29(3)		1,815	1,867,076
Darling Ingredients, Inc.:
5.25%, 4/15/27(3)		500	495,838
6.00%, 6/15/30(3)		711	707,306
Performance Food Group, Inc.:
4.25%, 8/1/29(3)		2,496	2,337,198
6.125%, 9/15/32(3)		1,288	1,281,832
Pilgrim's Pride Corp., 3.50%, 3/1/32		2,000	1,760,523
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(3)		1,456	1,453,368
U.S. Foods, Inc., 4.75%, 2/15/29(3)		2,490	2,403,004
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(3)		1,230	1,142,888
			$21,005,607
Healthcare — 8.9%
AHP Health Partners, Inc., 5.75%, 7/15/29(3)(4)		478	$444,076
AMN Healthcare, Inc.:
4.00%, 4/15/29(3)(4)		1,033	931,844
4.625%, 10/1/27(3)		122	117,382
AthenaHealth Group, Inc., 6.50%, 2/15/30(3)		6,550	6,149,709
Avantor Funding, Inc.:
3.875%, 7/15/28(5)	EUR	600	643,569
4.625%, 7/15/28(3)		1,022	985,975
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(3)		901	917,900
Encompass Health Corp., 4.75%, 2/1/30(4)		1,247	1,200,577
Fortrea Holdings, Inc., 7.50%, 7/1/30(3)(4)		1,291	1,175,548
HealthEquity, Inc., 4.50%, 10/1/29(3)		2,021	1,896,990
Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(3)		3,390	$ 3,566,002
IQVIA, Inc.:
2.25%, 3/15/29(5)	EUR	769	777,096
5.00%, 5/15/27(3)		594	586,051
LifePoint Health, Inc.:
5.375%, 1/15/29(3)(4)		2,679	2,354,469
9.875%, 8/15/30(3)		655	691,911
10.00%, 6/1/32(3)		295	281,772
Medline Borrower LP, 5.25%, 10/1/29(3)		3,989	3,830,491
Molina Healthcare, Inc.:
3.875%, 11/15/30(3)		2,357	2,111,636
3.875%, 5/15/32(3)(4)		1,089	956,561
6.25%, 1/15/33(3)		765	753,937
Option Care Health, Inc., 4.375%, 10/31/29(3)		2,368	2,211,648
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30		2,023	1,934,434
4.90%, 12/15/44		513	407,025
Prestige Brands, Inc., 3.75%, 4/1/31(3)		1,119	1,004,463
Surgery Center Holdings, Inc., 7.25%, 4/15/32(3)(4)		1,681	1,664,414
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(3)		1,452	1,566,299
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(3)		2,256	2,252,317
Varex Imaging Corp., 7.875%, 10/15/27(3)		784	796,767
			$42,210,863
Homebuilders/Real Estate — 6.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(3)		312	$282,735
4.625%, 4/1/30(3)		1,628	1,473,838
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(3)		714	680,661
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(3)		2,496	2,341,500
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(3)		2,032	2,038,706
8.875%, 9/1/31(3)		1,557	1,654,576
Dycom Industries, Inc., 4.50%, 4/15/29(3)		2,592	2,425,808
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(3)		5,489	5,742,799
KB Home:
4.00%, 6/15/31		75	67,389
4.80%, 11/15/29		1,452	1,386,570
New Home Co., Inc., 9.25%, 10/1/29(3)		1,119	1,149,206
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(3)(4)		2,416	2,211,438
7.375%, 2/15/31(3)		1,187	1,237,336
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(3)		1,082	1,070,646
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(3)		2,309	2,221,023
5.75%, 1/15/28(3)		306	305,547

3
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Homebuilders/Real Estate (continued)
TopBuild Corp.:
3.625%, 3/15/29(3)		1,000	$ 925,963
4.125%, 2/15/32(3)		2,051	1,826,382
			$ 29,042,123
Insurance — 3.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(3)		317	$ 311,590
6.75%, 10/15/27(3)		4,251	4,238,821
7.00%, 1/15/31(3)		1,104	1,108,259
7.375%, 10/1/32(3)		230	231,298
AmWINS Group, Inc., 4.875%, 6/30/29(3)		2,670	2,519,219
AssuredPartners, Inc., 5.625%, 1/15/29(3)		2,300	2,296,622
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(3)		2,103	2,254,065
Panther Escrow Issuer LLC, 7.125%, 6/1/31(3)		1,768	1,802,620
Ryan Specialty LLC, 5.875%, 8/1/32(3)		2,687	2,656,242
			$17,418,736
Leisure — 0.8%
Boyne USA, Inc., 4.75%, 5/15/29(3)		2,265	$2,134,292
Motion Finco SARL, 8.375%, 2/15/32(3)		1,972	1,919,063
			$4,053,355
Metals/Mining — 1.8%
Constellium SE:
3.125%, 7/15/29(5)	EUR	1,150	$1,164,735
3.75%, 4/15/29(3)		845	766,421
5.625%, 6/15/28(3)		1,000	970,815
Hudbay Minerals, Inc.:
4.50%, 4/1/26(3)		1,721	1,696,563
6.125%, 4/1/29(3)		995	990,784
Novelis Corp.:
3.25%, 11/15/26(3)		500	483,823
3.875%, 8/15/31(3)(4)		2,085	1,814,673
4.75%, 1/30/30(3)		927	865,202
			$8,753,016
Publishing/Printing — 1.2%
Cimpress PLC, 7.375%, 9/15/32(3)(4)		1,437	$1,322,281
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(3)		1,345	1,314,603
7.375%, 9/1/31(3)		860	865,612
8.00%, 8/1/29(3)		2,306	2,270,610
			$5,773,106
Railroad — 0.5%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(3)		2,355	$2,370,315
			$2,370,315
Security	Principal Amount* (000's omitted)	Value
Restaurants — 0.3%
Yum! Brands, Inc., 3.625%, 3/15/31	1,824	$ 1,635,569
		$ 1,635,569
Services — 7.6%
Adtalem Global Education, Inc., 5.50%, 3/1/28(3)	3,102	$ 3,058,768
APi Group DE, Inc., 4.75%, 10/15/29(3)	2,577	2,407,856
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(3)	1,683	1,657,230
Clarivate Science Holdings Corp., 4.875%, 7/1/29(3)	1,293	1,155,187
EquipmentShare.com, Inc., 8.625%, 5/15/32(3)	1,154	1,190,951
Gartner, Inc.:
3.625%, 6/15/29(3)	788	742,897
4.50%, 7/1/28(3)	1,143	1,121,640
Imola Merger Corp., 4.75%, 5/15/29(3)	3,607	3,428,426
Korn Ferry, 4.625%, 12/15/27(3)	2,366	2,295,433
NESCO Holdings II, Inc., 5.50%, 4/15/29(3)	3,154	2,915,402
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(3)	1,504	1,537,905
7.75%, 3/15/31(3)	347	363,585
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(3)	2,970	2,746,477
VT Topco, Inc., 8.50%, 8/15/30(3)	3,471	3,642,604
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(3)(4)	2,797	2,775,555
WESCO Distribution, Inc.:
6.625%, 3/15/32(3)	400	406,268
7.25%, 6/15/28(3)	2,479	2,515,860
Windsor Holdings III LLC, 8.50%, 6/15/30(3)	2,277	2,352,443
		$36,314,487
Steel — 0.5%
TMS International Corp., 6.25%, 4/15/29(3)	2,525	$2,353,570
		$2,353,570
Super Retail — 5.4%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	$665,899
4.625%, 11/15/29(3)(4)	398	373,353
4.75%, 3/1/30	1,118	1,046,930
5.00%, 2/15/32(3)	162	147,045
Bath & Body Works, Inc.:
6.625%, 10/1/30(3)(4)	435	441,555
6.75%, 7/1/36	196	195,607
6.95%, 3/1/33	1,244	1,271,820
Champ Acquisition Corp., 8.375%, 12/1/31(3)	1,180	1,221,932
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(3)(4)	2,361	2,436,916
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(3)	1,599	1,665,714
Group 1 Automotive, Inc.:
4.00%, 8/15/28(3)	1,761	1,658,673
6.375%, 1/15/30(3)	380	381,766
Hanesbrands, Inc., 9.00%, 2/15/31(3)	1,340	1,413,454

4
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
Ken Garff Automotive LLC, 4.875%, 9/15/28(3)		1,490	$ 1,427,745
LCM Investments Holdings II LLC:
4.875%, 5/1/29(3)		1,245	1,169,468
8.25%, 8/1/31(3)		209	217,142
Lithia Motors, Inc.:
3.875%, 6/1/29(3)		958	878,022
4.375%, 1/15/31(3)(4)		1,324	1,200,574
4.625%, 12/15/27(3)		1,173	1,137,283
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(3)(4)		2,343	2,220,357
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(3)		1,709	1,600,952
Sonic Automotive, Inc.:
4.625%, 11/15/29(3)(4)		2,129	1,962,534
4.875%, 11/15/31(3)(4)		816	733,302
			$25,468,043
Technology — 4.7%
Ciena Corp., 4.00%, 1/31/30(3)(4)		1,403	$1,282,627
Cloud Software Group, Inc.:
6.50%, 3/31/29(3)		1,282	1,247,137
9.00%, 9/30/29(3)		2,446	2,441,230
Coherent Corp., 5.00%, 12/15/29(3)(4)		995	950,055
Ellucian Holdings, Inc., 6.50%, 12/1/29(3)		697	687,192
Fair Isaac Corp., 4.00%, 6/15/28(3)		2,050	1,951,019
Insight Enterprises, Inc., 6.625%, 5/15/32(3)		2,010	2,028,062
McAfee Corp., 7.375%, 2/15/30(3)(4)		2,194	1,943,722
ON Semiconductor Corp., 3.875%, 9/1/28(3)		1,804	1,690,703
Open Text Holdings, Inc., 4.125%, 2/15/30(3)		1,352	1,234,589
Seagate HDD Cayman:
4.091%, 6/1/29		328	309,168
9.625%, 12/1/32		1,326	1,493,653
Sensata Technologies, Inc.:
3.75%, 2/15/31(3)		1,511	1,321,281
4.375%, 2/15/30(3)		199	184,030
SS&C Technologies, Inc., 5.50%, 9/30/27(3)		1,172	1,164,055
VM Consolidated, Inc., 5.50%, 4/15/29(3)		2,312	2,195,769
			$22,124,292
Telecommunications — 2.4%
Iliad Holding SASU:
7.00%, 10/15/28(3)		625	$633,065
7.00%, 4/15/32(3)		795	797,045
8.50%, 4/15/31(3)		580	608,874
Sable International Finance Ltd., 7.125%, 10/15/32(3)		742	712,785
Virgin Media Finance PLC, 5.00%, 7/15/30(3)(4)		332	285,152
Virgin Media Secured Finance PLC:
4.50%, 8/15/30(3)		241	212,299
5.50%, 5/15/29(3)		1,107	1,049,595
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(5)	GBP	283	339,394
Security	Principal Amount* (000's omitted)	Value
Telecommunications (continued)
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(3)	1,425	$ 1,348,338
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(3)	1,540	1,340,324
7.75%, 4/15/32(3)	520	521,903
Zegona Finance PLC, 8.625%, 7/15/29(3)	2,601	2,759,934
Ziggo Bond Co. BV, 5.125%, 2/28/30(3)	383	334,332
Ziggo BV, 4.875%, 1/15/30(3)	506	464,191
		$ 11,407,231
Transport Excluding Air & Rail — 0.4%
Seaspan Corp., 5.50%, 8/1/29(3)	1,874	$1,699,825
		$1,699,825
Utilities — 5.5%
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(3)	575	$541,075
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(3)	5,440	5,280,945
Clearway Energy Operating LLC, 4.75%, 3/15/28(3)	1,221	1,184,673
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(3)	1,731	1,568,860
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(3)	2,436	2,154,947
NRG Energy, Inc.:
3.375%, 2/15/29(3)	3,063	2,815,118
5.75%, 1/15/28	1,021	1,019,563
6.00%, 2/1/33(3)	1,036	1,008,941
6.25%, 11/1/34(3)	707	696,600
10.25% to 3/15/28(3)(8)(9)	1,354	1,494,916
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(3)	1,635	1,522,860
TerraForm Power Operating LLC:
4.75%, 1/15/30(3)	1,050	977,104
5.00%, 1/31/28(3)	1,402	1,358,230
TransAlta Corp., 7.75%, 11/15/29	2,246	2,334,138
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(3)(4)	924	861,876
8.375%, 1/15/31(3)(4)	665	654,520
8.625%, 3/15/33(3)(4)	665	647,539
		$26,121,905
Total Corporate Bonds (identified cost $418,318,738)		$410,998,237

5
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Preferred Stocks — 0.5%

Security	Shares	Value
Services — 0.5%
WESCO International, Inc., Series A, 10.625% to 6/22/25(8)	90,790	$ 2,293,355
Total Preferred Stocks (identified cost $2,452,775)		$ 2,293,355

Senior Floating-Rate Loans — 7.3%(10)

Borrower/Description	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.2%
Clarios Global LP, Term Loan, 6.825%, (SOFR + 2.50%), 5/6/30	$1,077	$ 1,064,372
		$ 1,064,372
Building Materials — 0.5%
Associated Materials, Inc., Term Loan, 10.325%, (SOFR + 6.00%), 3/8/29	$2,390	$ 2,302,538
		$ 2,302,538
Capital Goods — 0.5%
EMRLD Borrower LP, Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30	$2,321	$ 2,302,488
		$ 2,302,488
Diversified Media — 0.1%
CMG Media Corp., Term Loan, 7.899%, (SOFR + 3.50%), 6/18/29	$663	$623,941
		$623,941
Food, Beverage & Tobacco — 0.6%
Triton Water Holdings, Inc., Term Loan, 6.549%, (SOFR + 2.25%), 3/31/28	$2,781	$2,772,759
		$2,772,759
Healthcare — 0.9%
Jazz Financing Lux SARL, Term Loan, 6.575%, (SOFR + 2.25%), 5/5/28	$1,002	$1,003,263
Pluto Acquisition I, Inc.:
Term Loan, 9.803%, (SOFR + 5.50%), 6/20/28	398	403,627
Term Loan - Second Lien, 8.302%, (SOFR + 4.00%), 9/20/28	1,061	931,213
Team Health Holdings, Inc., Term Loan, 9.541%, (SOFR + 5.25%), 3/2/27	2,180	2,127,613
		$4,465,716
Borrower/Description	Principal Amount (000's omitted)	Value
Homebuilders/Real Estate — 0.2%
Signal Parent, Inc., Term Loan, 7.925%, (SOFR + 3.50%), 4/3/28	$1,187	$ 994,306
		$ 994,306
Insurance — 0.4%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.049%, (SOFR + 4.75%), 5/6/32	$1,782	$ 1,802,183
		$ 1,802,183
Restaurants — 0.6%
IRB Holding Corp., Term Loan, 6.825%, (SOFR + 2.50%), 12/15/27	$2,874	$ 2,858,924
		$ 2,858,924
Services — 0.6%
AlixPartners LLP, Term Loan, 6.939%, (SOFR + 2.50%), 2/4/28	$2,931	$2,932,811
		$2,932,811
Super Retail — 1.4%
ABG Intermediate Holdings 2 LLC, Term Loan, 12/21/28(11)	$144	$142,758
Hanesbrands, Inc., Term Loan, 7.075%, (SOFR + 2.75%), 3/7/32	1,073	1,072,781
Mavis Tire Express Services Corp., Term Loan, 7.313%, (SOFR + 3.00%), 5/4/28	1,714	1,704,861
Petco Health & Wellness Co., Inc., Term Loan, 7.811%, (SOFR + 3.25%), 3/3/28	1,227	1,119,873
PetSmart, Inc., Term Loan, 8.175%, (SOFR + 3.75%), 2/11/28	2,765	2,727,789
		$6,768,062
Technology — 1.3%
Cloud Software Group, Inc., Term Loan, 7.799%, (SOFR + 3.50%), 3/30/29	$1,547	$1,534,731
Fortress Intermediate 3, Inc., Term Loan, 8.075%, (SOFR + 3.75%), 6/27/31	4,194	4,191,325
Riverbed Technology, Inc., Term Loan, 8.799%, (SOFR + 4.50%), 6.799% cash, 2.00% PIK, 7/1/28	414	243,239
Travelport Finance (Luxembourg) SARL, Term Loan, 12.197%, (SOFR + 7.89%), 9/30/28	9	8,694
		$5,977,989
Total Senior Floating-Rate Loans (identified cost $35,206,683)		$34,866,089

6
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Miscellaneous — 0.0%†

Security	Principal Amount	Value
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(12)	$679,000	$ 0
		$ 0
Paper — 0.0%†
Enviva LLC, Escrow Certificates(1)	1,451,000	$ 508
		$ 508
Total Miscellaneous (identified cost $0)		$ 508

Short-Term Investments — 10.8%

Affiliated Fund — 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(13)	13,438,831	$ 13,438,831
Total Affiliated Fund (identified cost $13,438,831)		$ 13,438,831
Securities Lending Collateral — 8.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(14)	37,847,238	$ 37,847,238
Total Securities Lending Collateral (identified cost $37,847,238)		$ 37,847,238
Total Short-Term Investments (identified cost $51,286,069)		$ 51,286,069
Total Investments — 106.3% (identified cost $511,190,783)		$505,175,245

Other Assets, Less Liabilities — (6.3)%	$(29,866,834)

Net Assets — 100.0%	$475,308,411

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Restricted security. Total market value of restricted securities amounts to $957,175, which represents 0.2% of the net assets of the Fund as of March 31, 2025.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $378,821,063 or 79.7% of the Fund's net assets.
(4)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $37,715,964.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of these securities is $7,616,326 or 1.7% of the Fund's net assets.
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(7)	When-issued security.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	This Senior Loan will settle after March 31, 2025, at which time the interest rate will be determined.
(12)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(13)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2025.
(14)	Represents investment of cash collateral received in connection with securities lending.

7
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	49,887	USD	54,204	State Street Bank and Trust Company	4/30/25	$ —	$(179)
USD	7,283,172	EUR	6,964,972	State Street Bank and Trust Company	4/30/25	—	(256,168)
USD	6,410	GBP	5,174	State Street Bank and Trust Company	4/30/25	—	(273)
USD	328,315	GBP	264,148	State Street Bank and Trust Company	4/30/25	—	(12,876)
						$ —	$(269,496)
Restricted Securities
Description	Acquisition Date	Cost
Enviva LLC	12/6/24	$380,336

Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
8
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $497,751,952) - including $37,715,964 of securities on loan	$491,736,414
Investments in securities of affiliated issuers, at value (identified cost $13,438,831)	13,438,831
Cash	255,843
Cash denominated in foreign currency, at value (cost $2,493)	2,528
Deposits for derivatives collateral - forward foreign currency exchange contracts	270,000
Receivable for investments sold	2,373,549
Receivable for capital shares sold	1,688,719
Interest receivable	7,249,098
Dividends receivable - affiliated	46,832
Securities lending income receivable	13,999
Receivable from affiliates	40,042
Trustees' deferred compensation plan	145,626
Total assets	$517,261,481
Liabilities
Payable for open forward foreign currency exchange contracts	$269,496
Payable for investments purchased	1,031,984
Payable for when-issued securities	1,320,000
Payable for capital shares redeemed	687,717
Distributions payable	255,113
Deposits for securities loaned	37,847,238
Payable to affiliates:
Investment advisory fee	192,081
Administrative fee	48,440
Distribution and service fees	16,419
Sub-transfer agency fee	8,576
Trustees' deferred compensation plan	145,626
Accrued expenses	130,380
Total liabilities	$41,953,070
Net Assets	$475,308,411
Sources of Net Assets
Paid-in capital	$533,390,760
Accumulated loss	(58,082,349)
Net Assets	$475,308,411
Class A Shares
Net Assets	$62,668,521
Shares Outstanding	2,548,231
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$24.59
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$25.42
Class C Shares
Net Assets	$3,637,318
Shares Outstanding	145,629
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$24.98
9
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class I Shares
Net Assets	$338,786,351
Shares Outstanding	13,975,431
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$24.24
Class R6 Shares
Net Assets	$70,216,221
Shares Outstanding	2,895,176
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$24.25

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $200)	$115,802
Dividend income - affiliated issuers	359,371
Interest income	14,678,281
Securities lending income, net	112,256
Other income	119,856
Total investment income	$15,385,566
Expenses
Investment advisory fee	$1,125,461
Administrative fee	281,365
Distribution and service fees:
Class A	77,293
Class C	14,066
Trustees' fees and expenses	12,746
Custodian fees	7,204
Transfer agency fees and expenses	240,548
Accounting fees	54,422
Professional fees	27,648
Registration fees	39,436
Reports to shareholders	23,962
Miscellaneous	9,091
Total expenses	$1,913,242
Waiver and/or reimbursement of expenses by affiliates	$(54,790)
Net expenses	$1,858,452
Net investment income	$13,527,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(1,686,385)
Foreign currency transactions	(24,200)
Forward foreign currency exchange contracts	403,926
Net realized loss	$(1,306,659)
Change in unrealized appreciation (depreciation):
Investment securities	$(7,439,957)
Foreign currency	171
Forward foreign currency exchange contracts	(25,506)
Net change in unrealized appreciation (depreciation)	$(7,465,292)
Net realized and unrealized loss	$(8,771,951)
Net increase in net assets from operations	$4,755,163
11
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$13,527,114	$24,338,839
Net realized loss	(1,306,659)	(12,888,682)
Net change in unrealized appreciation (depreciation)	(7,465,292)	43,278,495
Net increase in net assets from operations	$4,755,163	$54,728,652
Distributions to shareholders:
Class A	$(1,729,991)	$(3,016,468)
Class C	(68,251)	(87,800)
Class I	(9,649,375)	(17,335,690)
Class R6	(2,187,238)	(4,369,934)
Total distributions to shareholders	$(13,634,855)	$(24,809,892)
Capital share transactions:
Class A	$2,613,458	$9,248,981
Class C	1,725,452	(555,140)
Class I	17,092,515	4,842,424
Class R6	(8,258,673)	727,770
Net increase in net assets from capital share transactions	$13,172,752	$14,264,035
Net increase in net assets	$4,293,060	$44,182,795
Net Assets
At beginning of period	$471,015,351	$426,832,556
At end of period	$475,308,411	$471,015,351
12
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$25.06	$23.37	$22.73	$27.47	$26.56	$27.20
Income (Loss) From Operations
Net investment income(1)	$0.69	$1.31	$1.19	$1.03	$1.08	$1.15
Net realized and unrealized gain (loss)	(0.47)	1.72	0.67	(4.71)	0.95	(0.56)
Total income (loss) from operations	$0.22	$3.03	$1.86	$(3.68)	$2.03	$0.59
Less Distributions
From net investment income	$(0.69)	$(1.34)	$(1.22)	$(1.06)	$(1.12)	$(1.23)
Total distributions	$(0.69)	$(1.34)	$(1.22)	$(1.06)	$(1.12)	$(1.23)
Net asset value — End of period	$24.59	$25.06	$23.37	$22.73	$27.47	$26.56
Total Return(2)	0.90%(3)	13.27%	8.24%	(13.69)%	7.74%	2.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$62,669	$61,223	$48,172	$46,982	$55,740	$49,682
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.04%(5)	1.03%	1.02%	1.02%	1.01%	1.04%
Net expenses	1.01%(5)(6)	1.01%(6)	1.02%(6)	1.02%(6)	1.01%	1.02%
Net investment income	5.55%(5)	5.39%	5.07%	4.03%	3.95%	4.36%
Portfolio Turnover	16%(3)	41%	24%	28%	43%	49%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022, respectively).
13
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$25.45	$23.74	$23.08	$27.89	$26.98	$27.62
Income (Loss) From Operations
Net investment income(1)	$0.60	$1.14	$1.03	$0.84	$0.89	$0.96
Net realized and unrealized gain (loss)	(0.46)	1.74	0.69	(4.76)	0.95	(0.55)
Total income (loss) from operations	$0.14	$2.88	$1.72	$(3.92)	$1.84	$0.41
Less Distributions
From net investment income	$(0.61)	$(1.17)	$(1.06)	$(0.89)	$(0.93)	$(1.05)
Total distributions	$(0.61)	$(1.17)	$(1.06)	$(0.89)	$(0.93)	$(1.05)
Net asset value — End of period	$24.98	$25.45	$23.74	$23.08	$27.89	$26.98
Total Return(2)	0.55%(3)	12.40%	7.48%	(14.33)%	6.88%	1.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,637	$1,970	$2,396	$2,998	$5,199	$5,106
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.79%(5)	1.78%	1.77%	1.77%	1.76%	1.79%
Net expenses	1.76%(5)(6)	1.76%(6)	1.77%(6)	1.77%(6)	1.76%	1.77%
Net investment income	4.78%(5)	4.64%	4.30%	3.24%	3.21%	3.58%
Portfolio Turnover	16%(3)	41%	24%	28%	43%	49%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022, respectively).
14
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$24.70	$23.04	$22.40	$27.07	$26.18	$26.80
Income (Loss) From Operations
Net investment income(1)	$0.71	$1.35	$1.23	$1.07	$1.13	$1.18
Net realized and unrealized gain (loss)	(0.46)	1.69	0.67	(4.63)	0.93	(0.52)
Total income (loss) from operations	$0.25	$3.04	$1.90	$(3.56)	$2.06	$0.66
Less Distributions
From net investment income	$(0.71)	$(1.38)	$(1.26)	$(1.11)	$(1.17)	$(1.28)
Total distributions	$(0.71)	$(1.38)	$(1.26)	$(1.11)	$(1.17)	$(1.28)
Net asset value — End of period	$24.24	$24.70	$23.04	$22.40	$27.07	$26.18
Total Return(2)	1.04%(3)	13.53%	8.55%	(13.47)%	7.98%	2.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$338,786	$328,004	$302,348	$299,339	$380,659	$274,030
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.79%(5)	0.78%	0.77%	0.77%	0.76%	0.79%
Net expenses	0.76%(5)(6)	0.76%(6)	0.77%(6)	0.77%(6)	0.76%	0.77%
Net investment income	5.80%(5)	5.64%	5.31%	4.27%	4.18%	4.53%
Portfolio Turnover	16%(3)	41%	24%	28%	43%	49%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022, respectively).
15
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$24.71	$23.05	$22.41	$27.08	$26.19	$26.81
Income (Loss) From Operations
Net investment income(1)	$0.72	$1.37	$1.25	$1.11	$1.14	$1.17
Net realized and unrealized gain (loss)	(0.46)	1.69	0.67	(4.65)	0.95	(0.49)
Total income (loss) from operations	$0.26	$3.06	$1.92	$(3.54)	$2.09	$0.68
Less Distributions
From net investment income	$(0.72)	$(1.40)	$(1.28)	$(1.13)	$(1.20)	$(1.30)
Total distributions	$(0.72)	$(1.40)	$(1.28)	$(1.13)	$(1.20)	$(1.30)
Net asset value — End of period	$24.25	$24.71	$23.05	$22.41	$27.08	$26.19
Total Return(2)	1.07%(3)	13.62%	8.64%	(13.39)%	8.07%	2.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,216	$79,819	$73,917	$85,082	$51,035	$244
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.70%(5)	0.69%	0.69%	0.69%	0.69%	0.73%
Net expenses	0.69%(5)(6)	0.68%(6)	0.68%(6)	0.69%(6)	0.69%	0.71%
Net investment income	5.87%(5)	5.73%	5.40%	4.47%	4.22%	4.51%
Portfolio Turnover	16%(3)	41%	24%	28%	43%	49%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022, respectively).
16
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert High Yield Bond Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek high current income and capital appreciation, secondarily. The Fund invests primarily in high-yield, high-risk bonds, with varying maturities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
17

Calvert
High Yield Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$2,294,725	$957,175	$ —	$3,251,900
Convertible Bonds	—	2,479,087	—	2,479,087
Corporate Bonds	—	410,998,237	—	410,998,237
Preferred Stocks	2,293,355	—	—	2,293,355
Senior Floating-Rate Loans	—	34,866,089	—	34,866,089
Miscellaneous	—	508	0	508
Short-Term Investments:
Affiliated Fund	13,438,831	—	—	13,438,831
Securities Lending Collateral	37,847,238	—	—	37,847,238
Total Investments	$55,874,149	$449,301,096	$0	$505,175,245
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(269,496)	$ —	$(269,496)
Total	$ —	$(269,496)	$ —	$(269,496)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
18

Calvert
High Yield Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
I  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
K  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
L  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
M  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
19

Calvert
High Yield Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

N  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.48% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2025, the investment advisory fee amounted to $1,125,461.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $11,662 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.02%, 1.77%, 0.77% and 0.71% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $43,128.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $281,365.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $77,293 and $14,066 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $1,537 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was also informed that EVD received less than $100 and $474 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $20,142 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities and including principal repayments on senior floating-rate loans, were $89,750,434 and $70,179,635, respectively.
20

Calvert
High Yield Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $49,479,332 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $9,404,676 are short-term and $40,074,656 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$512,025,475
Gross unrealized appreciation	$6,087,942
Gross unrealized depreciation	(13,207,668)
Net unrealized depreciation	$(7,119,726)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2025 is included in the Schedule of Investments. At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the six months ended March 31, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $269,496. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $270,000 at March 31, 2025.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
21

Calvert
High Yield Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

At March 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ —	$(269,496)
The Fund’s derivative liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of March 31, 2025.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
State Street Bank and Trust Company	$(269,496)	$ —	$ —	$269,496	$ —

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended March 31, 2025 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Forward foreign currency exchange contracts	Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts
Forward foreign currency exchange contracts	$ 403,926	$ (25,506)
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended March 31, 2025, which is indicative of the volume of this derivative type, was approximately $8,440,000.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2025, the total value of securities on loan, including accrued interest, was $38,358,555 and the total value of collateral received was $39,204,623, comprised of cash of $37,847,238 and U.S. government and/or agencies securities of $1,357,385.
22

Calvert
High Yield Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Convertible Bonds	$49,980	$ —	$ —	$ —	$49,980
Corporate Bonds	37,797,258	—	—	—	37,797,258
Total	$37,847,238	$ —	$ —	$ —	$37,847,238
The carrying amount of the liability for deposits for securities loaned at March 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2025.
8  Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $13,438,831, which represents 2.8% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$21,244,985	$61,967,994	$(69,774,148)	$ —	$ —	$13,438,831	$359,371	13,438,831
23

Calvert
High Yield Bond Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	320,189	$7,963,579	822,322	$19,867,780
Reinvestment of distributions	67,062	1,665,270	118,934	2,898,220
Shares redeemed	(282,029)	(7,015,391)	(559,201)	(13,517,019)
Net increase	105,222	$2,613,458	382,055	$9,248,981
Class C
Shares sold	77,527	$1,960,335	21,690	$542,352
Reinvestment of distributions	2,705	68,187	3,508	86,605
Shares redeemed	(11,986)	(303,070)	(48,732)	(1,184,097)
Net increase (decrease)	68,246	$1,725,452	(23,534)	$(555,140)
Class I
Shares sold	1,785,069	$43,757,981	3,532,872	$84,538,494
Reinvestment of distributions	351,145	8,594,677	649,316	15,582,480
Shares redeemed	(1,438,908)	(35,260,143)	(4,026,919)	(95,278,550)
Net increase	697,306	$17,092,515	155,269	$4,842,424
Class R6
Shares sold	344,302	$8,453,858	601,745	$14,585,415
Reinvestment of distributions	75,132	1,840,257	164,243	3,941,891
Shares redeemed	(754,003)	(18,552,788)	(742,934)	(17,799,536)
Net increase (decrease)	(334,569)	$(8,258,673)	23,054	$727,770
10  Risks and Uncertainties
Credit Risk
The Fund primarily invests in securities rated below investment grade and comparable unrated investments. These investments can involve a substantial risk of loss and are considered speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
24

CYBAX-NCSR 3.31.25

Calvert
Short Duration Income Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
Short Duration Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Short Duration Income Fund
March 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 20.7%

Security	Principal Amount (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$8,160	$ 8,357,853
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)	2,296	2,326,793
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	745	754,261
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	3,677	3,710,570
Auxilior Term Funding LLC:
Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	3,616	3,650,109
Series 2024-1A, Class A2, 5.84%, 3/15/27(1)	2,652	2,671,186
BHG Securitization Trust:
Series 2021-B, Class B, 1.67%, 10/17/34(1)	4,270	4,166,752
Series 2024-1CON, Class A, 5.81%, 4/17/35(1)	2,501	2,545,183
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)	18,915	19,053,395
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	6,616	6,689,594
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	10,030	10,129,120
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	10,005	9,272,280
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	14,080	13,487,830
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	12,235	11,669,622
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	6,101	6,190,226
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30(1)	3,618	3,667,054
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	6,085	5,808,397
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	3,632	3,554,494
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	9,099	8,688,719
Dell Equipment Finance Trust, Series 2023-3, Class A2, 6.10%, 4/23/29(1)	562	563,022
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,250	4,975,690
Series 2021-1A, Class B, 2.355%, 4/15/49(1)	3,000	2,837,903
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,499	1,411,651
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,011	12,256,558
Domino's Pizza Master Issuer LLC:
Series 2015-1A, Class A2II, 4.474%, 10/25/45(1)	5,955	5,942,914
Series 2018-1A, Class A2I, 4.116%, 7/25/48(1)	4,208	4,188,282
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	1,101	1,095,439
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	9,669	9,513,398
Series 2020-1A, Class A2, 3.786%, 7/20/50(1)	1,813	1,757,170
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	4,744	4,762,267
Security	Principal Amount (000's omitted)	Value
Enterprise Fleet Financing LLC: (continued)
Series 2024-1, Class A2, 5.23%, 3/20/30(1)	$3,812	$ 3,837,625
FHF Issuer Trust:
Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	4,215	4,286,250
Series 2024-1A, Class A2, 5.69%, 2/15/30(1)	1,746	1,764,951
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	6,300	6,345,727
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	2,291	2,313,838
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	3,854	3,879,810
Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	1,184	1,198,538
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	9,311	9,442,256
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,389	1,112,474
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	8,399	7,008,791
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	1,824	1,752,610
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	2,678	2,556,984
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	8,482	8,403,358
JPMorgan Chase Bank NA:
Series 2021-3, Class B, 0.76%, 2/26/29(1)	82	81,518
Series 2021-3, Class C, 0.86%, 2/26/29(1)	38	37,413
Series 2021-3, Class D, 1.009%, 2/26/29(1)	36	36,276
Series 2021-3, Class E, 2.102%, 2/26/29(1)	23	23,178
LAD Auto Receivables Trust:
Series 2022-1A, Class A, 5.21%, 6/15/27(1)	1,030	1,031,178
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	383	383,412
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	4,820	4,837,171
Lendbuzz Securitization Trust:
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	5,493	5,551,383
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	6,439	6,446,456
Series 2025-1A, Class A2, 5.10%, 10/15/30(1)	6,280	6,289,700
Lendingpoint Asset Securitization Trust, Series 2022-B, Class A, 4.77%, 10/15/29(1)	74	73,705
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	482	470,023
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	128	124,156
Marlette Funding Trust:
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	9,272	9,298,851
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	5,211	5,229,517
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	13,410	13,603,064
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	2,497	2,043,761
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,445	1,283,764
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	560	487,722

1
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Mosaic Solar Loan Trust: (continued)
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	$2,822	$ 2,384,076
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,156	1,749,750
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	2,964	2,358,297
Series 2021-3A, Class A, 1.44%, 6/20/52(1)	4,449	3,611,433
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	9,530	3,702,324
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	222	215,135
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	8,288	8,232,775
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,545	6,165,741
Newtek Small Business Loan Trust, Series 2023-1, Class A, 7.00%, (U.S. (Fed) Prime Rate - 0.50%), 7/25/50(1)(2)	5,177	5,240,038
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	4,615	4,682,679
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	567	551,517
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	3,740	3,613,064
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	4,727	4,796,287
Octane Receivables Trust:
Series 2022-1, Class A2, 4.18%, 3/20/28(1)	263	262,319
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	956	959,812
Series 2024-3A, Class A2, 4.94%, 5/20/30(1)	6,150	6,167,734
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	7,111	7,077,659
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)	1,550	1,552,543
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,919	1,871,860
Series 2021-B, Class B, 1.96%, 5/8/31(1)	1,287	1,256,278
Series 2021-C, Class A, 2.18%, 10/8/31(1)	11,915	11,639,421
Series 2021-C, Class B, 2.67%, 10/8/31(1)	8,150	7,984,072
Series 2025-A, Class A, 5.01%, 2/8/33(1)	8,817	8,820,753
Series 2025-A, Class B, 5.30%, 2/8/33(1)	3,088	3,081,430
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	7,400	7,427,549
Oscar U.S. Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27(1)	8,069	8,055,275
Pagaya AI Debt Grantor Trust, Series 2025-1, Class A2, 5.156%, 7/15/32(1)	5,820	5,831,195
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	361	356,677
Series 2021-3, Class C, 3.27%, 5/15/29(1)	1,072	1,034,049
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	209	207,676
PEAC Solutions Receivables LLC, Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	5,203	5,247,618
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	7,540	7,599,453
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	4,184	4,230,145
Security	Principal Amount (000's omitted)	Value
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	$8,971	$ 9,081,471
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	3,231	3,248,428
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.685%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)	586	588,145
Reach ABS Trust:
Series 2023-1A, Class B, 7.33%, 2/18/31(1)	4,369	4,397,657
Series 2024-1A, Class A, 6.30%, 2/18/31(1)	913	916,503
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	9,002	8,942,325
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.812%, 4/20/45(1)	1,174	1,172,338
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	2,980	2,756,077
Series 2021-1, Class A2I, 2.865%, 7/30/51(1)	1,245	1,134,383
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	13,501	13,240,867
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	7,230	6,748,232
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,470	1,451,303
Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.27%, 7/15/44(1)	3,360	3,509,482
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	5,447	5,378,421
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)	6,950	5,322,544
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	2,563	2,290,192
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	3,494	3,329,309
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	939	739,676
Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,989	1,106,780
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	5,362	5,011,286
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	6,979	4,750,894
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	1,661	1,445,287
Theorem Funding Trust:
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	379	381,461
Series 2022-3A, Class B, 8.95%, 4/15/29(1)	11,847	12,200,071
Upstart Securitization Trust, Series 2021-2, Class C, 3.61%, 6/20/31(1)	2,155	2,137,513
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,045	9,335,909
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,661	3,505,146
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	5,808	5,146,944

2
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	$3,125	$ 3,029,464
Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.55%, 11/15/27(1)	4,378	4,410,415
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	573	543,520
Series 2020-A, Class C, 6.657%, 3/15/45(1)	573	568,677
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)	4,925	4,928,670
Total Asset-Backed Securities (identified cost $577,238,502)		$ 557,649,216

Collateralized Mortgage Obligations — 7.0%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 5.34%, (30-day SOFR Average + 1.00%), 9/25/31(1)(2)	$5,245	$ 5,254,027
Champs Trust:
Series 2024-1, Class A, 10.113%, 7/25/59(1)(3)	6,305	6,534,730
Series 2024-2, Class A, 9.07%, 11/25/59(1)(3)	4,040	4,214,993
Series 2024-3, Class A, 6.846%, 1/25/60(1)(3)	3,227	3,351,079
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	3,244	3,310,400
Federal Home Loan Mortgage Corp.:
Series 5410, Class FE, 5.44%, (30-day SOFR Average + 1.10%), 5/25/54(2)	9,513	9,551,665
Series 5483, Class FB, 5.77%, (30-day SOFR Average + 1.43%), 12/25/54(2)	17,797	17,856,679
Series 5513, Class FA, 5.34%, (30-day SOFR Average + 1.00%), 3/25/55(2)	1,962	1,961,422
Series 5529, Class AF, 5.32%, (30-day SOFR Average + 1.00%), 3/25/55(2)	13,239	13,251,842
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA2, Class M1A, 5.64%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	2,231	2,239,980
Series 2024-HQA1, Class A1, 5.59%, (30-day SOFR Average + 1.25%), 3/25/44(1)(2)	7,527	7,548,473
Federal National Mortgage Association, Series 2024-33, Class KF, 5.29%, (30-day SOFR Average + 0.95%), 1/25/54(2)	7,536	7,561,856
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R05, Class 1B1, 8.554%, (30-day SOFR Average + 4.214%), 7/25/39(1)(2)	2,067	2,144,006
Series 2019-R06, Class 2B1, 8.204%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	9,578	9,924,331
Series 2019-R07, Class 1B1, 7.854%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	8,093	8,360,163
Series 2020-R02, Class 2B1, 7.454%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	6,160	6,319,080
Series 2021-R01, Class 1B2, 10.34%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	3,995	4,200,044
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2023-40, Class FX, 4.534%, (1 mo. SOFR + 0.214%), 9/20/41(2)	$13,390	$ 13,226,431
Series 2023-101, Class FM, 5.244%, (30-day SOFR Average + 0.90%), 7/20/53(2)	14,806	14,803,318
Series 2025-2, Class FB, 5.394%, (30-day SOFR Average + 1.05%), 12/20/54(2)	13,093	13,132,002
Home Re Ltd., Series 2021-1, Class M2, 7.304%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	2,157	2,171,926
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 6.044%, (30-day SOFR Average + 1.70%), 3/20/54(1)(2)	3,251	3,272,201
Series 2024-HE2, Class A1, 5.544%, (30-day SOFR Average + 1.20%), 10/20/54(1)(2)	1,342	1,351,429
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(4)	2,500	2,531,723
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(4)	3,000	3,048,544
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(4)	3,440	3,484,929
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	2,630	2,623,352
PNMAC GMSR Issuer Trust:
Series 2022-GT1, Class A, 8.59%, (30-day SOFR Average + 4.25%), 5/25/27(1)(2)	4,820	4,884,138
Series 2024-GT1, Class A, 7.52%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	4,600	4,695,385
Radnor Re Ltd., Series 2023-1, Class M1A, 7.04%, (30-day SOFR Average + 2.70%), 7/25/33(1)(2)	4,400	4,428,483
Total Collateralized Mortgage Obligations (identified cost $185,246,475)		$187,238,631

Commercial Mortgage-Backed Securities — 7.8%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(3)	$10,820	$ 8,870,934
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	6,285	4,007,842
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.209%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)	7,362	7,375,149
BPR Trust:
Series 2022-OANA, Class A, 6.217%, (1 mo. SOFR + 1.898%), 4/15/37(1)(2)	5,086	5,093,770
Series 2022-SSP, Class A, 7.319%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	7,975	8,004,814
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.384%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	10,284	10,187,759
Series 2021-VOLT, Class C, 5.534%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	2,477	2,447,965

3
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
BX Commercial Mortgage Trust: (continued)
Series 2021-VOLT, Class D, 6.084%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	$8,328	$ 8,226,705
CSMC Trust:
Series 2021-BPNY, Class A, 8.149%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	3,661	3,399,251
Series 2022-CNTR, Class A, 8.264%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)	1,014	667,928
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.514%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	3,295	3,293,931
Series 2021-ESH, Class B, 5.814%, (1 mo. SOFR + 1.494%), 7/15/38(1)(2)	3,549	3,547,119
Series 2021-ESH, Class C, 6.134%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	8,790	8,788,307
Series 2021-ESH, Class D, 6.684%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	2,963	2,963,132
Federal National Mortgage Association, Series 2017-M13, Class A2, 2.935%, 9/25/27(3)	3,793	3,677,824
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.704%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	2,755	2,803,748
Series 2020-01, Class M10, 8.204%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	3,302	3,360,328
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	4,304	4,415,990
Great Wolf Trust, Series 2024-WOLF, Class A, 5.861%, (1 mo. SOFR + 1.542%), 3/15/39(1)(2)	9,312	9,330,429
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.713%, (1 mo. SOFR + 1.393%), 3/15/42(1)(2)	5,195	5,175,563
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 6.26%, (1 mo. SOFR + 1.941%), 5/15/37(1)(2)	7,000	6,997,414
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.961%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	4,487	4,493,781
Series 2024-DPLO, Class B, 6.31%, (1 mo. SOFR + 1.991%), 6/15/41(1)(2)	8,485	8,500,663
HYT Commercial Mortgage Trust:
Series-2024-RGCY, Class A, 6.161%, (1 mo. SOFR + 1.841%), 9/15/41(1)(2)	5,368	5,376,044
Series-2024-RGCY, Class C, 7.159%, (1 mo. SOFR + 2.84%), 9/15/41(1)(2)	4,186	4,186,866
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 6.55%, (1 mo. SOFR + 2.25%), 3/15/42(1)(2)	13,165	13,090,807
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	4,200	242,571
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(3)	1,920	40,338
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.26%, (1 mo. SOFR + 1.941%), 6/15/39(1)(2)	5,663	5,671,852
NRTH Mortgage Trust, Series 2024-PARK, Class A, 5.961%, (1 mo. SOFR + 1.641%), 3/15/39(1)(2)	7,225	7,230,676
NYC Trust, Series 2024-3ELV, Class A, 6.31%, (1 mo. SOFR + 1.991%), 8/15/29(1)(2)	7,784	7,825,996
Security	Principal Amount (000’s omitted)	Value
ORL Trust:
Series 2024-GLKS, Class A, 5.812%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	$8,933	$ 8,960,933
Series 2024-GLKS, Class D, 7.11%, (1 mo. SOFR + 2.791%), 12/15/39(1)(2)	3,172	3,181,914
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41(1)	8,280	8,353,799
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, 6.06%, (1 mo. SOFR + 1.741%), 5/15/39(1)(2)	5,313	5,308,486
TX Trust, Series 2024-HOU, Class A, 5.911%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	4,845	4,843,397
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(3)	4,465	4,673,236
Willowbrook Mall, Series 2025-WBRK, Class C, 6.277%, 3/5/35(1)(3)	5,400	5,427,556
Total Commercial Mortgage-Backed Securities (identified cost $219,503,545)		$ 210,044,817

Corporate Bonds — 35.5%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.4%
Celanese U.S. Holdings LLC, 6.60%, 11/15/28	$11,537	$ 11,909,907
		$ 11,909,907
Communications — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	$2,733	$ 2,654,646
5.125%, 5/1/27(1)	10,390	10,241,616
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.908%, 7/23/25	4,667	4,666,139
6.10%, 6/1/29	1,650	1,704,301
Discovery Communications LLC, 3.95%, 3/20/28	3,751	3,605,464
Sprint LLC, 7.625%, 3/1/26	4,000	4,063,415
Videotron Ltd., 3.625%, 6/15/29(1)	9,300	8,782,277
		$35,717,858
Consumer, Cyclical — 4.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$4,645	$4,635,804
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	4,915	4,816,107
5.308%, 10/20/31(1)	2,120	2,073,909
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	2,169	2,161,682
4.75%, 10/20/28(1)	12,448	12,400,135
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	3,500	3,467,317

4
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
Ford Motor Credit Co. LLC:
3.375%, 11/13/25	$2,415	$ 2,386,400
5.125%, 6/16/25	16,510	16,499,631
6.798%, 11/7/28	2,000	2,057,845
7.35%, 11/4/27	11,579	12,001,739
General Motors Financial Co., Inc.:
4.30%, 4/6/29	3,368	3,248,639
5.35%, 1/7/30	3,907	3,902,158
5.625%, 4/4/32	5,225	5,170,079
5.65%, (SOFR + 1.30%), 4/7/25(2)	5,092	5,092,755
Hyundai Capital America, 5.80%, 6/26/25(1)	7,040	7,054,832
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	1,000	916,515
4.625%, 12/15/27(1)	3,500	3,393,429
WarnerMedia Holdings, Inc., 3.755%, 3/15/27	21,150	20,635,516
		$111,914,492
Consumer, Non-cyclical — 0.7%
Centene Corp., 4.625%, 12/15/29	$9,750	$9,348,528
ICON Investments Six DAC, 5.809%, 5/8/27	6,150	6,280,332
Smithfield Foods, Inc., 2.625%, 9/13/31(1)	4,498	3,826,876
		$19,455,736
Energy — 0.2%
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	$5,000	$4,843,902
		$4,843,902
Financial — 26.1%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(5)	$7,900	$7,954,024
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(5)	6,325	6,679,871
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	4,843	4,941,203
Ally Financial, Inc.:
5.543% to 1/17/30, 1/17/31(5)	4,069	4,049,932
6.848% to 1/3/29, 1/3/30(5)	6,557	6,851,104
American Assets Trust LP, 3.375%, 2/1/31	4,301	3,796,115
American Express Co., 5.085% to 1/30/30, 1/30/31(5)	7,772	7,872,706
American National Global Funding, 5.55%, 1/28/30(1)	5,145	5,243,302
American National Group, Inc.:
5.75%, 10/1/29	5,128	5,172,850
6.144%, 6/13/32(1)	807	819,305
Antares Holdings LP, 2.75%, 1/15/27(1)	7,160	6,818,244
Athene Global Funding:
4.95%, 1/7/27(1)	10,511	10,552,382
5.583%, 1/9/29(1)	6,818	6,965,458
5.62%, 5/8/26(1)	12,000	12,127,983
Banco Santander SA:
4.175% to 3/24/27, 3/24/28(5)	1,000	990,212
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Banco Santander SA: (continued)
5.294%, 8/18/27	$1,600	$ 1,620,963
5.588%, 8/8/28	4,600	4,732,629
6.033%, 1/17/35	1,400	1,450,260
6.607%, 11/7/28	4,400	4,677,206
Bank of America Corp.:
4.376% to 4/27/27, 4/27/28(5)	22,876	22,784,562
5.933% to 9/15/26, 9/15/27(5)	36,428	37,148,714
Blue Owl Credit Income Corp.:
6.60%, 9/15/29(1)	3,898	3,962,785
6.65%, 3/15/31	3,822	3,900,447
BNP Paribas SA, 5.125% to 1/13/28, 1/13/29(1)(5)	14,638	14,797,812
BPCE SA:
5.876% to 1/14/30, 1/14/31(1)(5)	6,103	6,253,537
6.714% to 10/19/28, 10/19/29(1)(5)	10,233	10,782,217
CaixaBank SA, 5.673% to 3/15/29, 3/15/30(1)(5)(6)	12,650	12,979,275
Canadian Imperial Bank of Commerce, 4.857% to 3/30/28, 3/30/29(5)(6)	6,235	6,258,968
Charles Schwab Corp., 5.875%, 8/24/26	5,227	5,325,275
CI Financial Corp., 3.20%, 12/17/30	8,088	7,068,304
Citadel LP, 6.00%, 1/23/30(1)	10,635	10,813,150
Citigroup, Inc., 4.00% to 12/10/25(5)(7)	5,060	4,994,024
Credit Agricole SA, 6.316% to 10/3/28, 10/3/29(1)(5)	9,796	10,242,390
Enact Holdings, Inc., 6.25%, 5/28/29	15,450	15,860,451
EPR Properties:
3.75%, 8/15/29	8,607	8,073,817
4.50%, 4/1/25	2,385	2,385,000
4.95%, 4/15/28	7,293	7,225,236
Essent Group Ltd., 6.25%, 7/1/29	6,880	7,090,561
First Horizon Corp., 5.514% to 3/7/30, 3/7/31(5)	4,120	4,142,135
GA Global Funding Trust, 5.714%, (SOFR + 1.36%), 4/11/25(1)(2)	10,350	10,353,066
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,700	2,382,545
4.40%, 10/15/29(1)	11,545	11,162,336
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	13,898	13,745,764
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(1)(6)	1,463	1,301,732
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(5)	10,464	11,122,870
ING Groep NV, 5.066% to 3/25/30, 3/25/31(5)(6)	13,350	13,403,289
Intesa Sanpaolo SpA, 5.71%, 1/15/26(1)	18,415	18,469,627
JPMorgan Chase & Co., 6.087% to 10/23/28, 10/23/29(5)	37,817	39,600,902
KeyBank NA, 5.85%, 11/15/27	6,159	6,328,571
LPL Holdings, Inc., 4.00%, 3/15/29(1)	6,715	6,434,545
Macquarie Bank Ltd.:
3.624%, 6/3/30(1)	3,984	3,692,627
5.391%, 12/7/26(1)	3,700	3,761,565

5
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Marex Group PLC, 6.404%, 11/4/29	$4,453	$ 4,529,080
MGIC Investment Corp., 5.25%, 8/15/28	3,454	3,419,765
National Bank of Canada, 4.702% to 3/5/26, 3/5/27(5)	6,540	6,548,282
NLG Global Funding, 5.40%, 1/23/30(1)	8,825	8,990,132
Nuveen LLC, 5.55%, 1/15/30(1)	6,050	6,240,361
Oaktree Strategic Credit Fund:
6.50%, 7/23/29	1,755	1,792,891
8.40%, 11/14/28	2,990	3,239,201
PNC Financial Services Group, Inc.:
5.401% to 7/23/34, 7/23/35(5)	500	501,915
5.492% to 5/14/29, 5/14/30(5)	34,382	35,307,074
6.875% to 10/20/33, 10/20/34(5)	4,025	4,451,680
Radian Group, Inc., 4.875%, 3/15/27	17,633	17,634,610
Royal Bank of Canada, 4.97% to 5/2/30, 5/2/31(5)	13,420	13,489,863
Santander Holdings USA, Inc., 5.807% to 9/9/25, 9/9/26(5)	6,000	6,022,661
Societe Generale SA:
2.797% to 1/19/27, 1/19/28(1)(5)	6,950	6,693,862
5.634% to 1/19/29, 1/19/30(1)(5)(6)	4,096	4,168,651
Swedbank AB:
5.407%, 3/14/29(1)	6,682	6,849,545
6.136%, 9/12/26(1)	11,147	11,411,967
Synchrony Bank, 5.40%, 8/22/25	2,775	2,778,946
Synchrony Financial, 4.875%, 6/13/25	1,561	1,560,301
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(5)	2,946	2,898,855
5.625%, 2/15/28	4,100	4,120,529
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(5)	4,238	4,293,382
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(5)	3,909	3,804,957
Truist Financial Corp., 6.047% to 6/8/26, 6/8/27(5)	6,328	6,435,149
U.S. Bancorp, 5.10% to 7/23/29, 7/23/30(5)	24,450	24,746,302
UBS Group AG, 4.253%, 3/23/28(1)	30,000	29,627,981
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(5)	14,347	14,190,256
Wells Fargo & Co., 5.244% to 1/24/30, 1/24/31(5)	12,595	12,808,850
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	6,560	6,648,187
		$702,369,083
Industrial — 0.4%
Arrow Electronics, Inc., 5.15%, 8/21/29	$5,753	$5,783,910
BAE Systems PLC, 5.00%, 3/26/27(1)(6)	5,450	5,499,395
		$11,283,305
Technology — 0.9%
Foundry JV Holdco LLC, 5.90%, 1/25/33(1)	$10,631	$10,827,836
Kyndryl Holdings, Inc., 3.15%, 10/15/31	9,850	8,654,109
Seagate HDD Cayman, 9.625%, 12/1/32	4,000	4,503,228
		$23,985,173
Security	Principal Amount (000’s omitted)	Value
Utilities — 1.3%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$12,415	$ 12,490,471
Engie SA, 5.25%, 4/10/29(1)(6)	8,150	8,317,432
Niagara Mohawk Power Corp., 4.278%, 12/15/28(1)	6,500	6,417,143
XPLR Infrastructure Operating Partners LP, 3.875%, 10/15/26(1)	6,625	6,380,572
		$ 33,605,618
Total Corporate Bonds (identified cost $943,851,849)		$ 955,085,074

Exchange-Traded Funds — 0.1%

Security	Shares	Value
Fixed-Income Funds — 0.1%
Calvert Ultra-Short Investment Grade ETF(8)	75,000	$ 3,795,375
Total Exchange-Traded Funds (identified cost $3,808,500)		$ 3,795,375

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(9)(10)	$3,500	$ 3,488,345
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(9)(10)	1,500	1,492,260
Total High Social Impact Investments (identified cost $5,000,000)		$ 4,980,605

Senior Floating-Rate Loans — 1.4%(11)

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products — 0.1%
Standard Industries, Inc., Term Loan, 6.069%, (SOFR + 1.75%), 9/22/28	$1,345	$ 1,346,233
		$ 1,346,233
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.575%, (SOFR + 2.25%), 10/23/28	$3,960	$ 3,957,070
		$ 3,957,070
Insurance — 0.4%
AmWINS Group, Inc., Term Loan, 6.575%, (SOFR + 2.25%), 1/30/32	$3,959	$ 3,932,187

6
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
HUB International Ltd., Term Loan, 6.787%, (SOFR + 2.50%), 6/20/30	$3,960	$ 3,948,047
USI, Inc., Term Loan, 6.549%, (SOFR + 2.25%), 11/21/29	3,960	3,927,310
		$ 11,807,544
IT Services — 0.3%
Informatica LLC, Term Loan, 10/27/28(12)	$4,000	$ 4,003,760
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (SOFR + 3.00%), 7/31/31	3,970	3,961,573
		$ 7,965,333
Life Sciences Tools & Services — 0.1%
Avantor Funding, Inc., Term Loan, 6.425%, (SOFR + 2.00%), 11/8/27	$439	$439,378
ICON Luxembourg SARL, Term Loan, 6.299%, (SOFR + 2.00%), 7/3/28	1,010	1,014,551
PRA Health Sciences, Inc., Term Loan, 6.299%, (SOFR + 2.00%), 7/3/28	252	252,776
		$1,706,705
Machinery — 0.1%
TK Elevator U.S. Newco, Inc., Term Loan, 7.737%, (SOFR + 3.50%), 4/30/30	$3,960	$3,954,467
		$3,954,467
Professional Services — 0.1%
Trans Union LLC, Term Loan, 6.075%, (SOFR + 1.75%), 6/24/31	$3,970	$3,962,368
		$3,962,368
Trading Companies & Distributors — 0.2%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.072%, (SOFR + 1.75%), 6/24/30	$3,970	$3,970,834
		$3,970,834
Total Senior Floating-Rate Loans (identified cost $38,888,932)		$38,670,554

U.S. Government Agency Mortgage-Backed Securities — 2.3%

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA(13)	$61,533	$ 61,463,292
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $61,470,505)		$ 61,463,292

U.S. Treasury Obligations — 25.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds, 6.25%, 5/15/30	$8,486	$ 9,378,025
U.S. Treasury Notes:
2.75%, 6/30/25	246,575	245,704,090
2.875%, 11/30/25	22,150	21,962,808
4.125%, 2/28/27	7,196	7,223,828
4.375%, 8/15/26	21,780	21,895,281
4.50%, 5/15/27	17,600	17,811,750
4.50%, 5/31/29	32,800	33,516,859
4.625%, 9/15/26	17,386	17,551,371
4.625%, 11/15/26	136,559	137,993,936
4.875%, 11/30/25	19,562	19,650,389
4.875%, 4/30/26	148,452	149,737,606
Total U.S. Treasury Obligations (identified cost $680,210,636)		$682,425,943

Short-Term Investments — 10.9%
Affiliated Fund — 10.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(14)	288,448,950	$ 288,448,950
Total Affiliated Fund (identified cost $288,448,950)		$ 288,448,950
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(15)	5,748,385	$ 5,748,385
Total Securities Lending Collateral (identified cost $5,748,385)		$ 5,748,385
Total Short-Term Investments (identified cost $294,197,335)		$ 294,197,335
Total Investments — 111.3% (identified cost $3,009,416,279)		$2,995,550,842
Other Assets, Less Liabilities — (11.3)%		$ (304,327,748)
Net Assets — 100.0%		$2,691,223,094

7
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $1,266,678,737 or 47.1% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2025.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $5,580,344.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Affiliated fund (see Note 8).
(9)	May be deemed to be an affiliated company (see Note 8).
(10)	Restricted security. Total market value of restricted securities amounts to $4,980,605, which represents 0.2% of the net assets of the Fund as of March 31, 2025.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after March 31, 2025, at which time the interest rate will be determined.
(13)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(14)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2025.
(15)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	3,780	Long	6/30/25	$783,109,691	$4,610,114
U.S. 5-Year Treasury Note	1,864	Long	6/30/25	201,603,250	198,557
U.S. 10-Year Treasury Note	(707)	Short	6/18/25	(78,631,656)	(1,028,780)
U.S. Ultra 10-Year Treasury Note	(546)	Short	6/18/25	(62,312,250)	(863,142)
					$2,916,749
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$3,500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,500,000
		$5,000,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
8
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,712,158,829) - including $5,580,344 of securities on loan	$2,698,325,912
Investments in securities of affiliated issuers, at value (identified cost $297,257,450)	297,224,930
Cash	7,093,360
Deposits at broker for futures contracts	4,913,000
Deposits for forward commitment securities	280,000
Receivable for investments sold	51,375,921
Receivable for capital shares sold	6,735,718
Interest receivable	23,914,387
Dividends and interest receivable - affiliated	1,107,976
Securities lending income receivable	2,903
Tax reclaims receivable	60,111
Receivable from affiliates	56,880
Trustees' deferred compensation plan	1,098,088
Total assets	$3,092,189,186
Liabilities
Payable for variation margin on open futures contracts	$175,838
Payable for investments purchased	273,385,764
Payable for forward commitment securities	113,009,728
Payable for capital shares redeemed	5,291,539
Distributions payable	851,258
Deposits for securities loaned	5,748,385
Payable to affiliates:
Investment advisory fee	588,544
Administrative fee	270,810
Distribution and service fees	81,938
Sub-transfer agency fee	8,137
Trustees' deferred compensation plan	1,098,088
Accrued expenses	456,063
Total liabilities	$400,966,092
Net Assets	$2,691,223,094
Sources of Net Assets
Paid-in capital	$2,793,209,458
Accumulated loss	(101,986,364)
Net Assets	$2,691,223,094
Class A Shares
Net Assets	$340,742,817
Shares Outstanding	21,687,536
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.71
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$16.07
Class C Shares
Net Assets	$12,025,381
Shares Outstanding	768,361
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.65
9
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class I Shares
Net Assets	$1,955,896,481
Shares Outstanding	123,654,163
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.82
Class R6 Shares
Net Assets	$382,558,415
Shares Outstanding	24,185,510
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.82

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income - affiliated issuers	$4,322,278
Interest income	62,672,975
Interest income - affiliated issuers	125,000
Securities lending income, net	51,337
Other income	29,672
Total investment income	$67,201,262
Expenses
Investment advisory fee	$3,487,948
Administrative fee	1,513,855
Distribution and service fees:
Class A	411,319
Class C	60,993
Trustees' fees and expenses	113,932
Custodian fees	24,906
Transfer agency fees and expenses	813,105
Accounting fees	233,950
Professional fees	55,914
Registration fees	69,203
Reports to shareholders	64,018
Miscellaneous	42,869
Total expenses	$6,892,012
Waiver and/or reimbursement of expenses by affiliates	$(214,670)
Net expenses	$6,677,342
Net investment income	$60,523,920
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$1,264,428
Futures contracts	(2,179,047)
Net realized loss	$(914,619)
Change in unrealized appreciation (depreciation):
Investment securities	$(11,986,647)
Investment securities - affiliated issuers	(100,375)
Futures contracts	1,983,114
Net change in unrealized appreciation (depreciation)	$(10,103,908)
Net realized and unrealized loss	$(11,018,527)
Net increase in net assets from operations	$49,505,393
11
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$60,523,920	$115,643,213
Net realized loss	(914,619)	(10,844,612)
Net change in unrealized appreciation (depreciation)	(10,103,908)	105,902,515
Net increase in net assets from operations	$49,505,393	$210,701,116
Distributions to shareholders:
Class A	$(7,480,693)	$(13,243,729)
Class C	(231,321)	(450,221)
Class I	(44,910,741)	(88,469,294)
Class R6	(7,460,401)	(12,642,014)
Total distributions to shareholders	$(60,083,156)	$(114,805,258)
Capital share transactions:
Class A	$11,030,436	$87,174,284
Class C	259,760	(344,605)
Class I	117,217,828	102,447,930
Class R6	94,804,968	65,175,360
Net increase in net assets from capital share transactions	$223,312,992	$254,452,969
Net increase in net assets	$212,735,229	$350,348,827
Net Assets
At beginning of period	$2,478,487,865	$2,128,139,038
At end of period	$2,691,223,094	$2,478,487,865
12
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$15.78	$15.14	$14.94	$16.47	$16.21	$16.13
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.73	$0.55	$0.28	$0.26	$0.35
Net realized and unrealized gain (loss)	(0.08)	0.63	0.21	(1.41)	0.36	0.09
Total income (loss) from operations	$0.28	$1.36	$0.76	$(1.13)	$0.62	$0.44
Less Distributions
From net investment income	$(0.35)	$(0.72)	$(0.56)	$(0.29)	$(0.27)	$(0.36)
From net realized gain	—	—	—	(0.11)	(0.09)	—
Total distributions	$(0.35)	$(0.72)	$(0.56)	$(0.40)	$(0.36)	$(0.36)
Net asset value — End of period	$15.71	$15.78	$15.14	$14.94	$16.47	$16.21
Total Return(2)	1.83%(3)	9.19%	5.15%	(6.99)%	3.87%	2.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$340,743	$331,201	$232,643	$260,829	$301,929	$266,758
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.77%(5)	0.77%	0.77%	0.76%	0.76%	0.77%
Net expenses	0.75%(5)(6)	0.76%(6)	0.76%(6)	0.76%(6)	0.76%	0.76%
Net investment income	4.58%(5)	4.71%	3.65%	1.77%	1.57%	2.18%
Portfolio Turnover	72%(3)(7)	159%(7)	121%(7)	71%(7)	89%(7)	91%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
13
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$15.72	$15.08	$14.88	$16.40	$16.15	$16.07
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.61	$0.44	$0.16	$0.14	$0.23
Net realized and unrealized gain (loss)	(0.07)	0.63	0.21	(1.40)	0.35	0.09
Total income (loss) from operations	$0.23	$1.24	$0.65	$(1.24)	$0.49	$0.32
Less Distributions
From net investment income	$(0.30)	$(0.60)	$(0.45)	$(0.17)	$(0.15)	$(0.24)
From net realized gain	—	—	—	(0.11)	(0.09)	—
Total distributions	$(0.30)	$(0.60)	$(0.45)	$(0.28)	$(0.24)	$(0.24)
Net asset value — End of period	$15.65	$15.72	$15.08	$14.88	$16.40	$16.15
Total Return(2)	1.45%(3)	8.39%	4.37%	(7.67)%	3.04%	2.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,025	$11,822	$11,702	$15,646	$22,935	$32,087
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.52%(5)	1.52%	1.52%	1.51%	1.51%	1.52%
Net expenses	1.50%(5)(6)	1.51%(6)	1.51%(6)	1.51%(6)	1.51%	1.51%
Net investment income	3.83%(5)	3.94%	2.88%	0.99%	0.85%	1.46%
Portfolio Turnover	72%(3)(7)	159%(7)	121%(7)	71%(7)	89%(7)	91%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
14
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$15.89	$15.24	$15.04	$16.58	$16.32	$16.24
Income (Loss) From Operations
Net investment income(1)	$0.38	$0.77	$0.59	$0.32	$0.30	$0.39
Net realized and unrealized gain (loss)	(0.07)	0.65	0.21	(1.42)	0.37	0.10
Total income (loss) from operations	$0.31	$1.42	$0.80	$(1.10)	$0.67	$0.49
Less Distributions
From net investment income	$(0.38)	$(0.77)	$(0.60)	$(0.33)	$(0.32)	$(0.41)
From net realized gain	—	—	—	(0.11)	(0.09)	—
Total distributions	$(0.38)	$(0.77)	$(0.60)	$(0.44)	$(0.41)	$(0.41)
Net asset value — End of period	$15.82	$15.89	$15.24	$15.04	$16.58	$16.32
Total Return(2)	1.96%(3)	9.50%	5.40%	(6.76)%	4.11%	3.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,955,896	$1,846,586	$1,670,416	$1,906,319	$1,928,347	$1,349,828
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.52%(5)	0.52%	0.52%	0.51%	0.51%	0.52%
Net expenses	0.50%(5)(6)	0.51%(6)	0.51%(6)	0.51%(6)	0.51%	0.51%
Net investment income	4.82%(5)	4.95%	3.89%	2.03%	1.81%	2.43%
Portfolio Turnover	72%(3)(7)	159%(7)	121%(7)	71%(7)	89%(7)	91%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
15
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$15.89	$15.24	$15.04	$16.58	$16.32	$16.24
Income (Loss) From Operations
Net investment income(1)	$0.38	$0.78	$0.60	$0.35	$0.30	$0.40
Net realized and unrealized gain (loss)	(0.07)	0.64	0.21	(1.44)	0.37	0.09
Total income (loss) from operations	$0.31	$1.42	$0.81	$(1.09)	$0.67	$0.49
Less Distributions
From net investment income	$(0.38)	$(0.77)	$(0.61)	$(0.34)	$(0.32)	$(0.41)
From net realized gain	—	—	—	(0.11)	(0.09)	—
Total distributions	$(0.38)	$(0.77)	$(0.61)	$(0.45)	$(0.41)	$(0.41)
Net asset value — End of period	$15.82	$15.89	$15.24	$15.04	$16.58	$16.32
Total Return(2)	1.99%(3)	9.57%	5.46%	(6.70)%	4.17%	3.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$382,558	$288,879	$213,378	$222,373	$116,503	$40,102
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.45%(5)	0.45%	0.45%	0.44%	0.45%	0.46%
Net expenses	0.44%(5)(6)	0.44%(6)	0.45%(6)	0.44%(6)	0.45%	0.46%
Net investment income	4.88%(5)	5.01%	3.96%	2.20%	1.84%	2.46%
Portfolio Turnover	72%(3)(7)	159%(7)	121%(7)	71%(7)	89%(7)	91%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
16
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income- producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
17

Calvert
Short Duration Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$557,649,216	$ —	$557,649,216
Collateralized Mortgage Obligations	—	187,238,631	—	187,238,631
Commercial Mortgage-Backed Securities	—	210,044,817	—	210,044,817
Corporate Bonds	—	955,085,074	—	955,085,074
Exchange-Traded Funds	3,795,375	—	—	3,795,375
High Social Impact Investments	—	4,980,605	—	4,980,605
Senior Floating-Rate Loans	—	38,670,554	—	38,670,554
U.S. Government Agency Mortgage-Backed Securities	—	61,463,292	—	61,463,292
U.S. Treasury Obligations	—	682,425,943	—	682,425,943
Short-Term Investments:
Affiliated Fund	288,448,950	—	—	288,448,950
Securities Lending Collateral	5,748,385	—	—	5,748,385
Total Investments	$297,992,710	$2,697,558,132	$ —	$2,995,550,842
Futures Contracts	$4,808,671	$ —	$ —	$4,808,671
Total	$302,801,381	$2,697,558,132	$ —	$3,000,359,513
Liability Description
Futures Contracts	$(1,891,922)	$ —	$ —	$(1,891,922)
Total	$(1,891,922)	$ —	$ —	$(1,891,922)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce
18

Calvert
Short Duration Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
L  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
19

Calvert
Short Duration Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

M  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $750 million	0.280%
Over $750 million	0.275%
For the six months ended March 31, 2025, the investment advisory fee amounted to $3,487,948 or 0.28% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley and in other affiliated funds. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $142,633 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.76%, 1.51%, 0.51% and 0.46% for Class A, Class C, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $72,037.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $1,513,855.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $411,319 and $60,993 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $2,071 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was also informed that EVD received $522 and $1,127 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $17,113 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan).
20

Calvert
Short Duration Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $480,813,151 and $553,019,291, respectively. Purchases and sales of U.S. government and agency securities, including maturities, paydowns and TBA transactions, were $1,301,858,182 and $1,169,785,804, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $87,629,939 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $18,918,949 are short-term and $68,710,990 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,010,441,200
Gross unrealized appreciation	$26,840,554
Gross unrealized depreciation	(38,814,163)
Net unrealized depreciation	$(11,973,609)
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2025 is included in the Schedule of Investments. During the six months ended March 31, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$4,808,671(1)	$(1,891,922)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2025 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (2,179,047)	$ 1,983,114
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2025 was approximately $910,281,000 and $214,076,000, respectively.
21

Calvert
Short Duration Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2025, the total value of securities on loan, including accrued interest, was $5,634,423 and the total value of collateral received was $5,748,385, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$5,748,385	$ —	$ —	$ —	$5,748,385
The carrying amount of the liability for deposits for securities loaned at March 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2025.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
22

Calvert
Short Duration Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

At March 31, 2025, the value of the Fund's investment in the Notes and in funds that may be deemed to be affiliated was $297,224,930, which represents 11.0% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 2,535,000	$ 1,270,500	$ —	$ —	$ (10,125)	$ 3,795,375	$ 68,129	75,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	3,548,265	—	—	—	(59,920)	3,488,345	87,500	3,500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	1,522,590	—	—	—	(30,330)	1,492,260	37,500	1,500,000
Short-Term Investments
Liquidity Fund	78,208,905	568,185,264	(357,945,219)	—	—	288,448,950	4,254,149	288,448,950
Total				$ —	$(100,375)	$297,224,930	$4,447,278

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,445,528	$38,305,280	9,501,155	$147,081,783
Reinvestment of distributions	442,173	6,924,139	780,770	12,099,899
Shares redeemed	(2,184,687)	(34,198,983)	(4,662,086)	(72,007,398)
Net increase	703,014	$11,030,436	5,619,839	$87,174,284
Class C
Shares sold	141,991	$2,218,124	249,331	$3,854,835
Reinvestment of distributions	12,972	202,347	26,421	407,531
Shares redeemed	(138,533)	(2,160,711)	(299,629)	(4,606,971)
Net increase (decrease)	16,430	$259,760	(23,877)	$(344,605)
Class I
Shares sold	27,055,244	$426,470,847	48,970,260	$761,622,564
Reinvestment of distributions	2,563,631	40,428,684	5,081,310	79,223,977
Shares redeemed	(22,178,811)	(349,681,703)	(47,415,418)	(738,398,611)
Net increase	7,440,064	$117,217,828	6,636,152	$102,447,930
23

Calvert
Short Duration Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class R6
Shares sold	7,718,507	$121,818,550	8,726,634	$135,643,491
Reinvestment of distributions	446,568	7,042,375	782,778	12,210,819
Shares redeemed	(2,160,530)	(34,055,957)	(5,326,253)	(82,678,950)
Net increase	6,004,545	$94,804,968	4,183,159	$65,175,360
24

CSDAX-NCSR 3.31.25

Calvert
Ultra-Short Duration Income Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
Ultra-Short Duration Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 21.5%

Security	Principal Amount (000's omitted)	Value
Ally Bank Auto Credit-Linked Notes:
Series 2024-A, Class A2, 5.681%, 5/17/32(1)	$1,744	$ 1,770,372
Series 2024-A, Class B, 5.827%, 5/17/32(1)	2,965	3,004,446
Series 2024-A, Class C, 6.022%, 5/17/32(1)	1,539	1,560,762
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	3,925	3,972,259
Auxilior Term Funding LLC:
Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	123	124,492
Series 2024-1A, Class A2, 5.84%, 3/15/27(1)	2,099	2,114,555
Bank of America Auto Trust, Series 2023-2A, Class A2, 5.85%, 8/17/26(1)	356	356,809
BHG Securitization Trust, Series 2022-C, Class B, 5.93%, 10/17/35(1)	2,446	2,450,517
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class A2, 5.05%, 3/15/29(1)	1,463	1,466,428
Cajun Global LLC, Series 2021-1, Class A2, 3.931%, 11/20/51(1)	2,110	2,032,058
Chesapeake Funding II LLC:
Series 2023-2A, Class A1, 6.16%, 10/15/35(1)	546	554,012
Series 2024-1A, Class A2, 5.119%, (30-day SOFR Average + 0.77%), 5/15/36(1)(2)	2,333	2,337,312
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	2,244	2,246,109
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,384	3,136,074
DB Master Finance LLC:
Series 2019-1A, Class A2II, 4.021%, 5/20/49(1)	1,278	1,265,517
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	4,151	3,963,275
Dell Equipment Finance Trust, Series 2023-3, Class A2, 6.10%, 4/23/29(1)	494	494,364
DLLMT LLC, Series 2024-1A, Class A2, 5.08%, 2/22/27(1)	2,284	2,289,592
DLLST LLC, Series 2024-1A, Class A2, 5.33%, 1/20/26(1)	1,234	1,235,869
Domino's Pizza Master Issuer LLC:
Series 2015-1A, Class A2II, 4.474%, 10/25/45(1)	4,823	4,813,575
Series 2018-1A, Class A2I, 4.116%, 7/25/48(1)	2,246	2,235,134
Driven Brands Funding LLC, Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	2,505	2,493,038
Enterprise Fleet Financing LLC, Series 2024-2, Class A2, 5.74%, 12/20/26(1)	2,557	2,571,877
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	2,591	2,634,435
Ford Credit Auto Owner Trust, Series 2023-B, Class A2A, 5.57%, 6/15/26	62	62,334
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	1,006	1,016,658
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	1,933	1,945,742
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A, 5.89%, 11/16/26	1,377	1,379,585
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	353	343,798
Security	Principal Amount (000's omitted)	Value
HPEFS Equipment Trust, Series 2024-1A, Class A2, 5.38%, 5/20/31(1)	$4,122	$ 4,125,893
JPMorgan Chase Bank NA:
Series 2021-3, Class B, 0.76%, 2/26/29(1)	35	35,405
Series 2021-3, Class C, 0.86%, 2/26/29(1)	40	39,554
Series 2021-3, Class D, 1.009%, 2/26/29(1)	16	15,796
LAD Auto Receivables Trust:
Series 2022-1A, Class A, 5.21%, 6/15/27(1)	1,476	1,477,348
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	506	506,338
Lendbuzz Securitization Trust:
Series 2023-2A, Class A2, 7.09%, 10/16/28(1)	438	445,613
Series 2023-3A, Class A2, 7.50%, 12/15/28(1)	4,427	4,540,322
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	2,861	2,891,710
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	3,441	3,444,671
Marlette Funding Trust:
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	1,126	1,129,103
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	905	908,285
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	2,701	2,739,886
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	78	75,032
New Residential Mortgage LLC, Series 2020-FNT2, Class A, 5.437%, 7/25/25(1)	3,234	3,230,312
Newtek Small Business Loan Trust, Series 2023-1, Class A, 7.00%, (U.S. (Fed) Prime Rate - 0.50%), 7/25/50(1)(2)	2,336	2,364,834
Octane Receivables Trust:
Series 2021-2A, Class A, 1.21%, 9/20/28(1)	55	55,272
Series 2022-1, Class A2, 4.18%, 3/20/28(1)	62	62,129
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	334	335,468
Series 2024-2A, Class A2, 5.80%, 7/20/32(1)	3,296	3,333,241
Series 2024-3A, Class A2, 4.94%, 5/20/30(1)	600	601,730
Oportun Funding Trust, Series 2024-3, Class A, 5.26%, 8/15/29(1)	5,134	5,138,027
Oportun Issuance Trust:
Series 2021-B, Class B, 1.96%, 5/8/31(1)	242	236,575
Series 2024-1A, Class A, 6.334%, 4/8/31(1)	286	286,351
Series 2024-1A, Class B, 6.546%, 4/8/31(1)	2,934	2,946,503
Oscar U.S. Funding XV LLC, Series 2023-1A, Class A2, 6.07%, 9/10/26(1)	1,792	1,794,176
Oscar U.S. Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27(1)	3,899	3,891,964
Pagaya AI Debt Grantor Trust, Series 2024-9, Class A, 5.065%, 3/15/32(1)	2,099	2,102,304
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	158	156,771
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	92	91,330
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	1,574	1,587,499
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	2,000	2,001,036
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.685%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)	4,203	4,215,588

1
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Prosper Marketplace Issuance Trust:
Series 2023-1A, Class A, 7.06%, 7/16/29(1)	$84	$ 83,651
Series 2024-1A, Class A, 6.12%, 8/15/29(1)	691	693,161
Reach ABS Trust:
Series 2024-1A, Class A, 6.30%, 2/18/31(1)	2,658	2,668,618
Series 2024-2A, Class A, 5.88%, 7/15/31(1)	1,068	1,072,508
Series 2025-1A, Class A, 4.96%, 8/16/32(1)	562	561,677
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.812%, 4/20/45(1)	562	560,979
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32(1)	3,066	3,110,608
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A2, 5.35%, 6/21/27(1)	804	805,098
SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 2/27/34(1)	4,315	4,318,572
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,186	1,106,886
Stack Infrastructure Issuer LLC:
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	952	939,891
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	3,544	3,437,116
Taco Bell Funding LLC:
Series 2016-1A, Class A23, 4.97%, 5/25/46(1)	2,419	2,417,079
Series 2021-1A, Class A2I, 1.946%, 8/25/51(1)	538	510,358
Theorem Funding Trust:
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	841	845,177
Series 2022-3A, Class B, 8.95%, 4/15/29(1)	4,385	4,515,684
Series 2023-1A, Class A, 7.58%, 4/15/29(1)	1,620	1,629,494
Tricolor Auto Securitization Trust:
Series 2024-2A, Class A, 6.36%, 12/15/27(1)	1,101	1,108,064
Series 2024-3A, Class A, 5.22%, 6/15/28(1)	2,558	2,564,662
Upstart Securitization Trust, Series 2021-2, Class C, 3.61%, 6/20/31(1)	659	653,784
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.645%, 9/15/45(1)	1,924	1,892,953
Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, 5.44%, 5/17/27(1)	2,250	2,257,697
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)	1,486	1,487,107
Total Asset-Backed Securities (identified cost $151,744,238)		$151,917,888

Collateralized Mortgage Obligations — 6.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 5410, Class FE, 5.44%, (30-day SOFR Average + 1.10%), 5/25/54(2)	$2,621	$ 2,632,192
Series 5483, Class FB, 5.77%, (30-day SOFR Average + 1.43%), 12/25/54(2)	6,546	6,567,930
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5513, Class FA, 5.34%, (30-day SOFR Average + 1.00%), 3/25/55(2)	$2,383	$ 2,383,128
Series 5529, Class AF, 5.32%, (30-day SOFR Average + 1.00%), 3/25/55(2)	3,479	3,482,375
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA2, Class M1A, 5.64%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	1,789	1,796,253
Series 2022-HQA1, Class M1A, 6.44%, (30-day SOFR Average + 2.10%), 3/25/42(1)(2)	737	743,276
Series 2024-DNA1, Class M1, 5.69%, (30-day SOFR Average + 1.35%), 2/25/44(1)(2)	2,504	2,511,852
Series 2024-HQA1, Class A1, 5.59%, (30-day SOFR Average + 1.25%), 3/25/44(1)(2)	5,542	5,557,158
Federal National Mortgage Association:
Series 2006-46, Class FG, 4.704%, (30-day SOFR Average + 0.364%), 6/25/36(2)	613	609,557
Series 2024-33, Class KF, 5.29%, (30-day SOFR Average + 0.95%), 1/25/54(2)	2,043	2,050,409
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 8.204%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	1,327	1,374,823
Series 2022-R01, Class 1M1, 5.34%, (30-day SOFR Average + 1.00%), 12/25/41(1)(2)	660	661,375
Government National Mortgage Association:
Series 2011-44, Class KF, 4.834%, (1 mo. SOFR + 0.514%), 3/20/41(2)	977	969,851
Series 2023-101, Class FM, 5.244%, (30-day SOFR Average + 0.90%), 7/20/53(2)	3,864	3,863,305
Series 2025-2, Class FB, 5.394%, (30-day SOFR Average + 1.05%), 12/20/54(2)	3,465	3,475,237
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 6.044%, (30-day SOFR Average + 1.70%), 3/20/54(1)(2)	3,168	3,188,716
Series 2023-HE3, Class A1, 5.944%, (30-day SOFR Average + 1.60%), 5/25/54(1)(2)	2,303	2,313,825
Series 2024-HE2, Class A1, 5.544%, (30-day SOFR Average + 1.20%), 10/20/54(1)(2)	1,308	1,316,327
Radnor Re Ltd., Series 2023-1, Class M1A, 7.04%, (30-day SOFR Average + 2.70%), 7/25/33(1)(2)	1,491	1,500,360
Total Collateralized Mortgage Obligations (identified cost $46,815,283)		$46,997,949

Commercial Mortgage-Backed Securities — 6.0%

Security	Principal Amount (000’s omitted)	Value
BPR Trust:
Series 2022-OANA, Class A, 6.217%, (1 mo. SOFR + 1.898%), 4/15/37(1)(2)	$2,355	$ 2,358,598
Series 2022-SSP, Class A, 7.319%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	3,000	3,011,215

2
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.384%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	$4,129	$ 4,090,557
Series 2021-VOLT, Class C, 5.534%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	1,738	1,716,932
CAMB Commercial Mortgage Trust:
Series 2019-LIFE, Class A, 5.687%, (1 mo. SOFR + 1.367%), 12/15/37(1)(2)	6,175	6,168,813
Series 2019-LIFE, Class B, 5.867%, (1 mo. SOFR + 1.547%), 12/15/37(1)(2)	3,450	3,445,840
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.514%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	7,439	7,437,322
Series 2021-ESH, Class B, 5.814%, (1 mo. SOFR + 1.494%), 7/15/38(1)(2)	2,774	2,773,108
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, 5.961%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	2,625	2,629,025
INTOWN Mortgage Trust, Series 2025-STAY, Class B, 6.05%, (1 mo. SOFR + 1.75%), 3/15/42(1)(2)	2,415	2,409,262
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class B, 5.735%, (1 mo. SOFR + 1.414%), 4/15/38(1)(2)	900	899,457
ORL Trust, Series 2024-GLKS, Class A, 5.812%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	2,452	2,459,667
TX Trust, Series 2024-HOU, Class A, 5.911%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	2,625	2,624,131
Total Commercial Mortgage-Backed Securities (identified cost $42,026,206)		$42,023,927

Corporate Bonds — 38.9%

Security	Principal Amount (000’s omitted)	Value
Communications — 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	$3,010	$ 2,967,013
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	11,250	11,247,924
Discovery Communications LLC, 4.90%, 3/11/26	3,500	3,501,206
		$ 17,716,143
Consumer, Cyclical — 6.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$3,385	$ 3,378,715
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	6,313	6,291,607
4.75%, 10/20/28(1)	1,775	1,768,175
Ford Motor Credit Co. LLC:
3.375%, 11/13/25	635	627,480
5.125%, 6/16/25	13,265	13,256,669
General Motors Co., 6.125%, 10/1/25	2,344	2,356,072
Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
General Motors Financial Co., Inc., 5.65%, (SOFR + 1.30%), 4/7/25(2)	$1,908	$ 1,908,283
Harley-Davidson Financial Services, Inc., 3.35%, 6/8/25(1)	500	497,974
Hyundai Capital America, 5.80%, 6/26/25(1)	6,594	6,607,892
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	5,630	5,637,949
		$ 42,330,816
Consumer, Non-cyclical — 0.8%
Centene Corp., 4.25%, 12/15/27	$4,150	$ 4,052,753
Royalty Pharma PLC, 1.20%, 9/2/25	1,540	1,516,280
		$5,569,033
Financial — 25.7%
Aircastle Ltd., 5.25%, 8/11/25(1)	$5,170	$5,173,720
Athene Global Funding:
4.86%, 8/27/26(1)	3,167	3,177,526
5.209%, (SOFR + 0.85%), 5/8/26(1)(2)	8,889	8,909,682
Australia & New Zealand Banking Group Ltd., 4.937%, (SOFR + 0.56%), 3/18/26(1)(2)	7,690	7,709,054
Aviation Capital Group LLC, 4.875%, 10/1/25(1)	2,942	2,941,524
Bank of America Corp.:
3.384% to 4/2/25, 4/2/26(3)	11,250	11,249,439
4.827% to 7/22/25, 7/22/26(3)	8,375	8,379,329
Bank of Ireland Group PLC, 2.029% to 9/30/26, 9/30/27(1)(3)	3,000	2,887,192
Bank of Nova Scotia, 4.50%, 12/16/25	3,400	3,394,577
Barclays PLC, 7.325% to 11/2/25, 11/2/26(3)	4,122	4,181,829
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 1.875%, 9/18/25(1)	1,718	1,693,435
BNP Paribas SA, 4.375%, 9/28/25(1)	1,059	1,054,983
Capital One Financial Corp., 4.985% to 7/24/25, 7/24/26(3)	4,500	4,501,432
Citadel LP, 4.875%, 1/15/27(1)	2,869	2,867,091
COPT Defense Properties LP, 2.25%, 3/15/26	3,640	3,547,582
EPR Properties, 4.50%, 4/1/25	8,959	8,959,000
Equinix, Inc., 1.00%, 9/15/25(4)	5,330	5,248,006
GA Global Funding Trust, 5.714%, (SOFR + 1.36%), 4/11/25(1)(2)	5,000	5,001,481
Goldman Sachs Bank USA, 5.414% to 5/21/26, 5/21/27(3)	3,159	3,189,340
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	4,775	4,634,775
3.75%, 9/15/30(1)(4)	681	605,933
Intesa Sanpaolo SpA, 5.71%, 1/15/26(1)	5,125	5,140,203
Jefferies Financial Group, Inc., 5.00%, 2/10/26	3,356	3,360,077
JPMorgan Chase & Co.:
2.083% to 4/22/25, 4/22/26(3)	4,975	4,966,940
4.08% to 4/26/25, 4/26/26(3)	5,725	5,720,641
KeyBank NA, 4.15%, 8/8/25(4)	2,400	2,393,656
National Bank of Canada:
4.702% to 3/5/26, 3/5/27(3)	5,150	5,156,522
5.385%, (SOFR + 1.03%), 7/2/27(2)	2,450	2,463,045

3
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Protective Life Global Funding, 5.053%, (SOFR + 0.70%), 4/10/26(1)(2)	$4,050	$ 4,069,857
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(1)	2,485	2,383,520
Santander Holdings USA, Inc., 5.807% to 9/9/25, 9/9/26(3)	5,000	5,018,885
Santander U.K. Group Holdings PLC, 6.833% to 11/21/25, 11/21/26(3)	5,000	5,063,178
Societe Generale SA:
5.25%, 2/19/27(1)	2,700	2,720,913
5.519% to 1/19/27, 1/19/28(1)(3)	4,125	4,166,959
Synchrony Bank, 5.40%, 8/22/25	3,975	3,980,652
Synchrony Financial:
4.50%, 7/23/25	1,350	1,348,597
4.875%, 6/13/25	1,574	1,573,295
Synovus Financial Corp., 5.20%, 8/11/25	3,912	3,909,750
Truist Financial Corp., 4.26% to 7/28/25, 7/28/26(3)	8,000	7,985,711
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(3)	1,300	1,285,797
Wells Fargo & Co., 3.908% to 4/25/25, 4/25/26(3)	9,350	9,343,862
		$181,358,990
Industrial — 0.5%
Berry Global, Inc., 4.875%, 7/15/26(1)	$3,400	$3,399,899
		$3,399,899
Technology — 1.5%
Concentrix Corp., 6.65%, 8/2/26	$3,575	$3,648,118
Dell International LLC/EMC Corp., 4.90%, 10/1/26	354	355,459
Kyndryl Holdings, Inc., 2.05%, 10/15/26	1,703	1,636,384
Oracle Corp., 2.50%, 4/1/25	5,043	5,043,000
		$10,682,961
Utilities — 1.9%
AES Corp., 1.375%, 1/15/26	$2,130	$2,071,859
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	3,745	3,767,766
Enel Finance International NV, 7.05%, 10/14/25(1)	3,325	3,356,420
NRG Energy, Inc., 2.00%, 12/2/25(1)	4,223	4,135,786
		$13,331,831
Total Corporate Bonds (identified cost $273,733,432)		$274,389,673

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(5)(6)	$1,000	$ 996,670
Total High Social Impact Investments (identified cost $1,000,000)		$ 996,670

Senior Floating-Rate Loans — 1.3%(7)

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products — 0.1%
Standard Industries, Inc., Term Loan, 6.069%, (SOFR + 1.75%), 9/22/28	$589	$ 588,977
		$ 588,977
Commercial Services & Supplies — 0.2%
Aramark Services, Inc., Term Loan, 6.325%, (SOFR + 2.00%), 6/22/30	$1,715	$ 1,716,669
		$ 1,716,669
Hotels, Restaurants & Leisure — 0.2%
Four Seasons Hotels Ltd., Term Loan, 6.075%, (SOFR + 1.75%), 11/30/29	$1,732	$ 1,733,500
		$ 1,733,500
Life Sciences Tools & Services — 0.1%
Avantor Funding, Inc., Term Loan, 6.425%, (SOFR + 2.00%), 11/8/27	$192	$192,228
ICON Luxembourg SARL, Term Loan, 6.299%, (SOFR + 2.00%), 7/3/28	443	444,978
PRA Health Sciences, Inc., Term Loan, 6.299%, (SOFR + 2.00%), 7/3/28	110	110,867
		$748,073
Professional Services — 0.3%
Trans Union LLC, Term Loan, 6.075%, (SOFR + 1.75%), 6/24/31	$1,737	$1,733,536
		$1,733,536
Software — 0.1%
Open Text Corp., Term Loan, 6.075%, (SOFR + 1.75%), 1/31/30	$667	$666,137
		$666,137

4
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors — 0.3%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.072%, (SOFR + 1.75%), 6/24/30	$1,737	$ 1,737,240
		$ 1,737,240
Total Senior Floating-Rate Loans (identified cost $8,943,704)		$ 8,924,132

U.S. Treasury Obligations — 19.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.375%, 1/31/26	$23,700	$ 22,980,879
2.50%, 2/28/26	24,050	23,708,459
2.75%, 6/30/25	68,660	68,417,491
4.50%, 3/31/26	24,101	24,202,380
Total U.S. Treasury Obligations (identified cost $139,269,659)		$139,309,209

Short-Term Investments — 16.1%
Affiliated Fund — 10.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(8)	75,059,217	$ 75,059,217
Total Affiliated Fund (identified cost $75,059,217)		$ 75,059,217
Commercial Paper — 5.1%
Security	Principal Amount (000's omitted)	Value
Brookfield BRP Holdings Canada, Inc.:
5.018%, 6/17/25(9)(10)	$3,540	$ 3,504,803
5.079%, 6/9/25(9)(10)	3,500	3,468,751
Brookfield Infrastructure Holdings Canada, Inc., 4.927%, 11/18/25(9)(10)	6,840	6,644,270
HA Sustainable Infrastructure Capital, Inc., 5.175%, 4/16/25(9)(10)	5,280	5,264,864
Harley-Davidson Financial Services, Inc.:
4.953%, 5/22/25(9)(10)	6,290	6,246,732
5.06%, 5/16/25(9)(10)	1,775	1,764,203
TELUS Corp., 5.008%, 6/13/25(9)(10)	3,565	3,531,362
Whirlpool Corp.:
5.116%, 4/10/25(9)(10)	3,530	3,525,103
Commercial Paper (continued)
Security	Principal Amount (000's omitted)	Value
Whirlpool Corp.: (continued)
5.135%, 4/14/25(9)(10)	$1,775	$ 1,771,563
Total Commercial Paper (identified cost $35,705,572)		$ 35,721,651

Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(11)	3,024,680	$ 3,024,680
Total Securities Lending Collateral (identified cost $3,024,680)		$ 3,024,680
Total Short-Term Investments (identified cost $113,789,469)		$113,805,548
Total Investments — 110.3% (identified cost $777,321,991)		$778,364,996

Other Assets, Less Liabilities — (10.3)%	$(72,598,872)
Net Assets — 100.0%	$705,766,124

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $317,928,936 or 45.0% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $2,949,884.
(5)	May be deemed to be an affiliated company (see Note 8).
(6)	Restricted security. Total market value of restricted securities amounts to $996,670, which represents 0.1% of the net assets of the Fund as of March 31, 2025.

5
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2025.
(9)	Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At March 31, 2025, the aggregate value of these securities is $35,721,651, representing 5.1% of the Fund’s net assets.
(10)	Rate shown is the discount rate at date of purchase.
(11)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	68	Long	6/30/25	$14,087,688	$58,888
U.S. 5-Year Treasury Note	31	Long	6/30/25	3,352,844	22,507
					$81,395
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
6
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $701,262,774) - including $2,949,884 of securities on loan	$702,309,109
Investments in securities of affiliated issuers, at value (identified cost $76,059,217)	76,055,887
Cash	92,129
Deposits at broker for futures contracts	160,000
Receivable for capital shares sold	1,698,995
Interest receivable	4,306,346
Dividends and interest receivable - affiliated	259,240
Securities lending income receivable	308
Receivable from affiliates	51,464
Trustees' deferred compensation plan	740,947
Total assets	$785,674,425
Liabilities
Payable for variation margin on open futures contracts	$1,456
Payable for investments purchased	74,602,098
Payable for capital shares redeemed	947,509
Distributions payable	137,331
Deposits for securities loaned	3,024,680
Payable to affiliates:
Investment advisory fee	145,713
Administrative fee	71,261
Distribution and service fees	45,407
Sub-transfer agency fee	12,432
Trustees' deferred compensation plan	740,947
Accrued expenses	179,467
Total liabilities	$79,908,301
Net Assets	$705,766,124
Sources of Net Assets
Paid-in capital	$724,881,846
Accumulated loss	(19,115,722)
Net Assets	$705,766,124
Class A Shares
Net Assets	$215,730,340
Shares Outstanding	21,784,698
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.90
Class I Shares
Net Assets	$433,972,034
Shares Outstanding	43,819,671
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.90
7
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class R6 Shares
Net Assets	$56,063,750
Shares Outstanding	5,663,537
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.90
8
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income - affiliated issuers	$1,035,768
Interest income	17,505,294
Interest income - affiliated issuers	25,000
Securities lending income, net	5,660
Other income	4,353
Total investment income	$18,576,075
Expenses
Investment advisory fee	$912,988
Administrative fee	421,379
Distribution and service fees:
Class A	263,895
Trustees' fees and expenses	18,891
Custodian fees	8,539
Transfer agency fees and expenses	287,206
Accounting fees	80,179
Professional fees	49,121
Registration fees	48,712
Reports to shareholders	40,568
Miscellaneous	11,191
Total expenses	$2,142,669
Waiver and/or reimbursement of expenses by affiliates	$(276,243)
Net expenses	$1,866,426
Net investment income	$16,709,649
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$651,171
Futures contracts	17,738
Net realized gain	$668,909
Change in unrealized appreciation (depreciation):
Investment securities	$(1,281,587)
Investment securities - affiliated issuers	(17,120)
Futures contracts	81,395
Net change in unrealized appreciation (depreciation)	$(1,217,312)
Net realized and unrealized loss	$(548,403)
Net increase in net assets from operations	$16,161,246
9
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$16,709,649	$44,882,854
Net realized gain	668,909	698,650
Net change in unrealized appreciation (depreciation)	(1,217,312)	9,175,592
Net increase in net assets from operations	$16,161,246	$54,757,096
Distributions to shareholders:
Class A	$(4,856,750)	$(10,853,525)
Class I	(10,246,017)	(24,858,132)
Class R6	(1,643,963)	(8,164,239)
Total distributions to shareholders	$(16,746,730)	$(43,875,896)
Capital share transactions:
Class A	$3,197,633	$(18,160,431)
Class I	(50,251,429)	8,512,998
Class R6	(20,823,530)	(152,457,843)
Net decrease in net assets from capital share transactions	$(67,877,326)	$(162,105,276)
Net decrease in net assets	$(68,462,810)	$(151,224,076)
Net Assets
At beginning of period	$774,228,934	$925,453,010
At end of period	$705,766,124	$774,228,934
10
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.91	$9.79	$9.68	$9.94	$9.86	$9.98
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.50	$0.40	$0.09	$0.06	$0.15
Net realized and unrealized gain (loss)	(0.01)	0.11	0.11	(0.24)	0.09	(0.12)
Total income (loss) from operations	$0.22	$0.61	$0.51	$(0.15)	$0.15	$0.03
Less Distributions
From net investment income	$(0.23)	$(0.49)	$(0.40)	$(0.11)	$(0.07)	$(0.15)
Total distributions	$(0.23)	$(0.49)	$(0.40)	$(0.11)	$(0.07)	$(0.15)
Net asset value — End of period	$9.90	$9.91	$9.79	$9.68	$9.94	$9.86
Total Return(2)	2.21%(3)	6.38%	5.39%	(1.56)%	1.55%	0.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$215,730	$212,680	$228,165	$281,960	$331,648	$296,786
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.79%(5)	0.76%	0.77%	0.75%	0.76%	0.76%
Net expenses	0.71%(5)(6)	0.72%(6)	0.72%(6)	0.72%(6)	0.72%	0.72%
Net investment income	4.59%(5)	5.10%	4.12%	0.93%	0.58%	1.48%
Portfolio Turnover	47%(3)(7)	96%	70%	78%	92%(7)	128%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the six months ended March 31, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
11
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.91	$9.79	$9.69	$9.94	$9.86	$9.98
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.53	$0.43	$0.12	$0.08	$0.17
Net realized and unrealized gain (loss)	(0.01)	0.11	0.10	(0.24)	0.10	(0.11)
Total income (loss) from operations	$0.23	$0.64	$0.53	$(0.12)	$0.18	$0.06
Less Distributions
From net investment income	$(0.24)	$(0.52)	$(0.43)	$(0.13)	$(0.10)	$(0.18)
Total distributions	$(0.24)	$(0.52)	$(0.43)	$(0.13)	$(0.10)	$(0.18)
Net asset value — End of period	$9.90	$9.91	$9.79	$9.69	$9.94	$9.86
Total Return(2)	2.34%(3)	6.65%	5.54%	(1.21)%	1.80%	0.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$433,972	$484,618	$470,263	$487,115	$605,831	$490,798
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.54%(5)	0.51%	0.52%	0.51%	0.51%	0.51%
Net expenses	0.46%(5)(6)	0.47%(6)	0.47%(6)	0.47%(6)	0.47%	0.47%
Net investment income	4.83%(5)	5.34%	4.40%	1.19%	0.82%	1.75%
Portfolio Turnover	47%(3)(7)	96%	70%	78%	92%(7)	128%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the six months ended March 31, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
12
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.91	$9.78	$9.68	$9.93	$9.86	$9.98
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.52	$0.45	$0.12	$0.08	$0.18
Net realized and unrealized gain (loss)	(0.01)	0.13	0.08	(0.24)	0.09	(0.12)
Total income (loss) from operations	$0.23	$0.65	$0.53	$(0.12)	$0.17	$0.06
Less Distributions
From net investment income	$(0.24)	$(0.52)	$(0.43)	$(0.13)	$(0.10)	$(0.18)
Total distributions	$(0.24)	$(0.52)	$(0.43)	$(0.13)	$(0.10)	$(0.18)
Net asset value — End of period	$9.90	$9.91	$9.78	$9.68	$9.93	$9.86
Total Return(2)	2.36%(3)	6.78%	5.59%	(1.17)%	1.75%	0.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,064	$76,930	$227,025	$85,422	$83,675	$34,944
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.48%(5)	0.48%	0.48%	0.46%	0.46%	0.47%
Net expenses	0.42%(5)(6)	0.43%(6)	0.43%(6)	0.43%(6)	0.43%	0.43%
Net investment income	4.89%(5)	5.32%	4.66%	1.22%	0.82%	1.85%
Portfolio Turnover	47%(3)(7)	96%	70%	78%	92%(7)	128%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the six months ended March 31, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
13
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Ultra-Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers three classes of shares. Class A shares are sold at net asset value and are not subject to a sales charge. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
14

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$151,917,888	$ —	$151,917,888
Collateralized Mortgage Obligations	—	46,997,949	—	46,997,949
Commercial Mortgage-Backed Securities	—	42,023,927	—	42,023,927
Corporate Bonds	—	274,389,673	—	274,389,673
High Social Impact Investments	—	996,670	—	996,670
Senior Floating-Rate Loans	—	8,924,132	—	8,924,132
U.S. Treasury Obligations	—	139,309,209	—	139,309,209
Short-Term Investments:
Affiliated Fund	75,059,217	—	—	75,059,217
Commercial Paper	—	35,721,651	—	35,721,651
Securities Lending Collateral	3,024,680	—	—	3,024,680
Total Investments	$78,083,897	$700,281,099	$ —	$778,364,996
Futures Contracts	$81,395	$ —	$ —	$81,395
Total	$78,165,292	$700,281,099	$ —	$778,446,391
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
15

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

F  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
L  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $1 billion	0.260%
Over $1 billion	0.250%
For the six months ended March 31, 2025, the investment advisory fee amounted to $912,988 or 0.26% (annualized) of the Fund’s average daily net assets.
16

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $34,355 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.72%, 0.47% and 0.43% for Class A, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $241,888.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $421,379.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $263,895 for Class A shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $25,357 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $133,849,174 and $236,196,882, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $97,526,678 and $51,266,010, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $20,694,673 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $9,527,346 are short-term and $11,167,327 are long-term.
17

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$777,463,593
Gross unrealized appreciation	$2,071,751
Gross unrealized depreciation	(1,088,953)
Net unrealized appreciation	$982,798
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2025 is included in the Schedule of Investments. During the six months ended March 31, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$81,395(1)	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2025 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 17,738	$ 81,395
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2025 was approximately $5,974,000 and $2,650,000, respectively.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2025, the total value of securities on loan, including accrued interest, was $2,961,566 and the total value of collateral received was $3,024,680, comprised of cash.
18

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$3,024,680	$ —	$ —	$ —	$3,024,680
The carrying amount of the liability for deposits for securities loaned at March 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings  pursuant to its line of credit during the six months ended March 31, 2025.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At March 31, 2025, the value of the Fund's investment in the Notes and in funds that may be deemed to be affiliated was $76,055,887, which represents 10.8% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	$ 1,013,790	$ —	$ —	$ —	$(17,120)	$ 996,670	$ 25,000	$ 1,000,000
Short-Term Investments
Liquidity Fund	52,819,253	346,807,785	(324,567,821)	—	—	75,059,217	1,035,768	75,059,217
Total				$ —	$(17,120)	$76,055,887	$1,060,768

(1)	Restricted security.
19

Calvert
Ultra-Short Duration Income Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,873,142	$18,545,643	2,085,579	$20,555,576
Reinvestment of distributions	465,074	4,604,966	1,043,662	10,283,663
Shares redeemed	(2,015,348)	(19,952,976)	(4,979,499)	(48,999,670)
Net increase (decrease)	322,868	$3,197,633	(1,850,258)	$(18,160,431)
Class I
Shares sold	13,640,870	$135,069,849	24,553,338	$241,884,574
Reinvestment of distributions	993,884	9,840,994	2,448,295	24,129,152
Shares redeemed	(19,712,304)	(195,162,272)	(26,146,252)	(257,500,728)
Net increase (decrease)	(5,077,550)	$(50,251,429)	855,381	$8,512,998
Class R6
Shares sold	2,579,514	$25,520,876	26,430,015	$259,813,341
Reinvestment of distributions	147,835	1,463,453	791,520	7,786,389
Shares redeemed	(4,829,320)	(47,807,859)	(42,662,964)	(420,057,573)
Net decrease	(2,101,971)	$(20,823,530)	(15,441,429)	$(152,457,843)
20

CULAX-NCSR 3.31.25

Calvert
Mortgage Access Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
Mortgage Access Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Mortgage Access Fund
March 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 1.4%

Security	Principal Amount (000's omitted)	Value
NRZ Excess Spread-Collateralized Notes, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	$1,089	$ 1,104,499
Total Asset-Backed Securities (identified cost $1,088,501)		$ 1,104,499

Collateralized Mortgage Obligations — 72.5%

Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust, Series 2021-5, Class A2, 1.208%, 7/25/66(1)(2)	$54	$ 46,663
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(2)	250	250,103
Bellemeade Re Ltd., Series 2022-2, Class M1A, 8.34%, (30-day SOFR Average + 4.00%), 9/27/32(1)(3)	241	242,952
BRAVO Residential Funding Trust:
Series 2021-NQM1, Class A3, 1.332%, 2/25/49(1)(2)	54	50,524
Series 2021-NQM3, Class A3, 1.956%, 4/25/60(1)(2)	85	79,413
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	848	818,758
Champs Trust:
Series 2024-1, Class A, 10.113%, 7/25/59(1)(2)	1,598	1,656,459
Series 2024-2, Class A, 9.07%, 11/25/59(1)(2)	1,719	1,793,233
Series 2024-3, Class A, 6.846%, 1/25/60(1)(2)	1,898	1,971,223
Series 2025-1, Class A, 8.506%, 4/25/60(1)(2)	1,986	2,064,842
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 4/25/25, 10/25/57(1)(4)	579	590,323
Series 2022-NQM1, Class A3, 5.82% to 8/25/25, 6/25/67(1)(4)	72	72,576
Series 2022-NQM1, Class M1, 5.82% to 8/25/25, 6/25/67(1)(4)	500	503,738
Series 2023-1, Class A1, 7.065% to 2/25/26, 3/25/58(1)(4)	214	215,549
Series 2023-4, Class A3, 8.38% to 8/25/26, 9/25/58(1)(4)	563	576,768
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 6.329%, 5/25/65(1)(2)	500	497,675
FARM Mortgage Trust:
Series 2021-1, Class B, 3.241%, 7/25/51(1)(2)	1,586	1,198,557
Series 2022-1, Class B, 2.955%, 1/25/52(1)(2)	354	263,129
Series 2023-1, Class B, 3.039%, 3/25/52(1)(2)	917	685,423
Series 2024-1, Class B, 5.112%, 10/1/53(1)(2)	921	804,747
Federal Home Loan Mortgage Corp.:
Series 5489, Class S, 6.073%, (15.62% - 30-day SOFR Average x 2.2), 1/25/55(5)	1,189	1,232,474
Series 5508, Class DS, 7.981%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	481	529,723
Series 5508, Class SC, 7.981%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	979	1,073,120
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.954%, (30-day SOFR Average + 7.614%), 9/25/49(1)(3)	250	287,622
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2021-HQA1, Class B2, 9.34%, (30-day SOFR Average + 5.00%), 8/25/33(1)(3)	$2,250	$ 2,506,406
Series 2021-HQA2, Class B2, 9.79%, (30-day SOFR Average + 5.45%), 12/25/33(1)(3)	1,300	1,499,177
Series 2022-HQA2, Class M1B, 8.34%, (30-day SOFR Average + 4.00%), 7/25/42(1)(3)	500	528,021
Series 2023-HQA2, Class M1B, 7.69%, (30-day SOFR Average + 3.35%), 6/25/43(1)(3)	750	787,123
Federal National Mortgage Association:
Series 2023-12, Class LW, 6.00%, 4/25/53	500	512,056
Series 2024-102, Class SA, 6.073%, (15.62% - 30-day SOFR Average x 2.2), 1/25/55(5)	1,183	1,229,990
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 8.204%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	195	201,641
Series 2023-R03, Class 2M2, 8.24%, (30-day SOFR Average + 3.90%), 4/25/43(1)(3)	500	531,549
GCAT Trust:
Series 2022-NQM4, Class A3, 5.73% to 8/25/25, 8/25/67(1)(4)	78	77,775
Series 2022-NQM4, Class M1, 5.738%, 8/25/67(1)(2)	305	304,431
Series 2023-NQM2, Class A2, 6.243% to 2/25/26, 11/25/67(1)(4)	363	364,057
Government National Mortgage Association:
Series 2021-160, Class DI, 3.00%, 9/20/51(6)	543	95,215
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)(6)	716	10,668
Series 2022-173, Class S, 6.804%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(5)	184	198,245
Series 2022-195, Class AS, 7.051%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(5)	214	238,549
Series 2022-197, Class SW, 5.894%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(5)	162	163,070
Series 2023-13, Class SA, 1.056%, (5.40% - 30-day SOFR Average), 1/20/53(5)(6)	986	41,138
Series 2023-19, Class SD, 1.956%, (6.30% - 30-day SOFR Average), 2/20/53(5)(6)	647	42,268
Series 2023-22, Class ES, 1.956%, (6.30% - 30-day SOFR Average), 2/20/53(5)(6)	646	41,862
Series 2023-24, Class SB, 0.806%, (5.15% - 30-day SOFR Average, Floor 0.00%), 2/20/53(5)(6)	1,292	50,616
Series 2023-24, Class SG, 1.956%, (6.30% - 30-day SOFR Average), 2/20/53(5)(6)	646	41,861
Series 2023-38, Class LS, 1.956%, (6.30% - 30-day SOFR Average), 3/20/53(5)(6)	649	41,742
Series 2023-47, Class HS, 1.956%, (6.30% - 30-day SOFR Average), 3/20/53(5)(6)	227	14,610
Series 2023-47, Class SC, 1.906%, (6.25% - 30-day SOFR Average), 3/20/53(5)(6)	324	20,560
Series 2023-65, Class G, 6.621%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	420	448,345
Series 2023-89, Class SE, 1.706%, (6.05% - 30-day SOFR Average), 6/20/53(5)(6)	2,009	115,385
Series 2023-96, Class BL, 6.00%, 7/20/53(7)	650	668,476

1

Calvert
Mortgage Access Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-96, Class DB, 6.00%, 7/20/53	$750	$ 782,239
Series 2023-98, Class BW, 6.00%, 7/20/53	250	260,712
Series 2023-99, Class AL, 6.00%, 7/20/53(7)	1,000	1,042,951
Series 2023-100, Class AY, 6.00%, 7/20/53(7)	2,000	2,074,152
Series 2023-100, Class JL, 6.00%, 7/20/53	500	514,212
Series 2023-102, Class SG, 6.356%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	252	257,978
Series 2023-133, Class S, 8.567%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	500	533,776
Series 2023-149, Class S, 8.417%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	351	382,721
Series 2023-153, Class SM, 10.623%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(5)	242	271,959
Series 2023-164, Class EL, 6.00%, 11/20/53(7)	1,500	1,555,575
Series 2023-165, Class DY, 6.00%, 11/20/53	1,000	1,036,452
Series 2023-165, Class EY, 6.50%, 11/20/53(7)	1,000	1,055,003
Series 2023-173, Class AX, 6.00%, 11/20/53(7)	1,500	1,555,580
Series 2023-182, Class EL, 6.00%, 12/20/53	500	519,246
Series 2024-1, Class GL, 6.00%, 1/20/54	500	518,890
Series 2024-44, Class LM, 6.00%, 3/20/54	1,000	1,028,937
Series 2024-59, Class LG, 6.00%, 4/20/54(7)	2,000	2,055,991
Series 2024-64, Class EI, 6.50%, 4/20/64(6)	1,121	160,120
Series 2024-112, Class EZ, 6.00%, 7/20/54	520	541,767
Series 2024-148, Class LZ, 5.50%, 9/20/54(7)	2,056	2,052,396
Series 2024-183, Class ZA, 6.00%, 8/20/54	1,530	1,593,052
Series 2024-197, Class JY, 6.50%, 12/20/54	584	613,425
Series 2025-1, Class BY, 6.50%, 1/20/55	733	770,558
Series 2025-39, Class CM, 8.249%, (30-day SOFR Average + 3.90%), 3/20/55(3)	1,500	1,532,845
Series 2025-41, Class MT, 7.285%, (30-day SOFR Average + 2.933%), 3/20/65(3)	750	754,943
Series 2025-41, Class NT, 7.285%, (30-day SOFR Average + 2.933%), 3/20/55(3)	750	758,244
Series 2025-41, Class QM, 8.251%, (30-day SOFR Average + 3.90%), 3/20/55(3)	740	757,818
Series 2025-62, Class FM, 8.54%, 4/20/55(8)	750	768,813
Series 2025-63, Class FT, (30-day SOFR Average + 4.20%), 4/20/55(9)	750	766,221
Series 2025-64, Class FM, (30-day SOFR Average + 4.26%), 4/20/55(9)	750	769,809
New Residential Mortgage Loan Trust, Series 2021-NQM2R, Class M1, 2.201%, 10/25/58(1)(2)	130	116,988
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A, 8.59%, (30-day SOFR Average + 4.25%), 5/25/27(1)(3)	500	506,653
PRPM Trust, Series 2021-NQM2, Class B2, 6.963%, 8/25/68(1)(2)	1,600	1,566,817
Radnor RE Ltd., Series 2022-1, Class M1A, 8.09%, (30-day SOFR Average + 3.75%), 9/25/32(1)(3)	43	42,905
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/59(1)(2)	2	1,703
Total Collateralized Mortgage Obligations (identified cost $56,237,668)		$57,801,881

Government National Mortgage Association Participation Agreements — 3.1%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 7.35%, 1/1/59(10)	$2,508	$ 2,517,274
Total Government National Mortgage Association Participation Agreements (identified cost $2,508,000)		$ 2,517,274

U.S. Government Agency Mortgage-Backed Securities — 70.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
6.00%, 1/1/55(7)	$1,231	$ 1,254,685
6.50%, 3/1/53	224	233,306
Federal National Mortgage Association:
5.50%, with various maturities to 2054	581	582,974
6.00%, with various maturities to 2053	637	652,107
6.50%, with various maturities to 2053	984	1,022,839
7.00%, 6/1/53	326	345,650
Government National Mortgage Association:
4.00%, with various maturities to 2052	821	769,317
4.50%, with various maturities to 2052	371	358,216
5.00%, with various maturities to 2052(7)	6,656	6,592,980
5.50%, with various maturities to 2062(7)	3,831	3,884,825
6.00%, with various maturities to 2054(7)	7,413	7,636,346
6.50%, with various maturities to 2063	6,321	6,565,381
7.00%, with various maturities to 2062(7)	5,047	5,284,448
7.50%, 6/20/64	398	410,862
Government National Mortgage Association II:
5.50%, 30-Year, TBA(11)	5,600	5,613,152
6.00%, with various maturities to 2053	961	988,752
6.00%, 30-Year, TBA(11)	5,300	5,379,914
6.50%, 7/20/53(7)	713	745,160
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA(11)	7,800	7,646,133
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $55,844,060)		$55,967,047

2

Calvert
Mortgage Access Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(12)	454,359	$ 454,359
Total Short-Term Investments (identified cost $454,359)		$ 454,359
Total Investments — 147.8% (identified cost $116,132,588)		$117,845,060

TBA Sale Commitments — (3.6)%
U.S. Government Agency Mortgage-Backed Securities — (3.6)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association II 6.50%, 30-Year, TBA(11)	$(2,800)	$ (2,867,445)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $2,860,594)		$ (2,867,445)
Total TBA Sale Commitments (proceeds $2,860,594)		$ (2,867,445)
Other Assets, Less Liabilities — (44.2)%		$(35,252,271)
Net Assets — 100.0%		$ 79,725,344

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $24,810,022 or 31.1% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2025.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(8)	When-issued security.
(9)	When-issued, variable rate security whose interest rate will be determined after March 31, 2025.
(10)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(11)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(12)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2025.

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	301	Long	6/30/25	$32,555,031	$209,700
U.S. Long Treasury Bond	(51)	Short	6/18/25	(5,981,344)	7,838
					$217,538
3

Calvert
Mortgage Access Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $115,678,229)	$117,390,701
Investments in securities of affiliated issuers, at value (identified cost $454,359)	454,359
Deposits at broker for futures contracts	278,955
Deposits for reverse repurchase agreements	270,000
Receivable for investments sold	8,273,683
Receivable for TBA sale commitments	2,860,594
Receivable for capital shares sold	661
Interest receivable	473,274
Dividends receivable - affiliated	3,457
Receivable from affiliates	1,130
Trustees' deferred compensation plan	422
Total assets	$130,007,236
Liabilities
Payable for variation margin on open futures contracts	$18,958
Due to custodian	59,119
Payable for reverse repurchase agreements, including accrued interest of $115,259	18,045,241
Payable for when-issued/delayed delivery/forward commitment securities	29,187,595
TBA sale commitments, at value (proceeds receivable $2,860,594)	2,867,445
Payable for capital shares redeemed	70,247
Payable to affiliates:
Investment advisory fee	18,475
Administrative fee	7,985
Distribution and service fees	257
Sub-transfer agency fee	245
Trustees' deferred compensation plan	422
Accrued expenses	5,903
Total liabilities	$50,281,892
Net Assets	$79,725,344
Sources of Net Assets
Paid-in capital	$79,654,024
Distributable earnings	71,320
Net Assets	$79,725,344
Class A Shares
Net Assets	$1,010,726
Shares Outstanding	103,368
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.78
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.11
Class C Shares
Net Assets	$55,324
Shares Outstanding	5,655
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.78
4
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class I Shares
Net Assets	$78,602,339
Shares Outstanding	8,033,374
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.78
Class R6 Shares
Net Assets	$56,955
Shares Outstanding	5,821
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.78

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income - affiliated issuers	$29,034
Interest income	2,453,384
Total investment income	$2,482,418
Expenses
Investment advisory fee	$94,727
Administrative fee	40,598
Distribution and service fees:
Class A	1,094
Class C	269
Trustees' fees and expenses	1,796
Custodian fees	4,796
Transfer agency fees and expenses	1,479
Accounting fees	7,945
Professional fees	17,094
Registration fees	34,822
Reports to shareholders	1,753
Interest expense and fees	476,840
Miscellaneous	6,440
Total expenses	$689,653
Waiver and/or reimbursement of expenses by affiliates	$(46,585)
Net expenses	$643,068
Net investment income	$1,839,350
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$111,260
Futures contracts	(929,071)
Net realized loss	$(817,811)
Change in unrealized appreciation (depreciation):
Investment securities	$(213,844)
Futures contracts	143,712
TBA sale commitments	(7,113)
Net change in unrealized appreciation (depreciation)	$(77,245)
Net realized and unrealized loss	$(895,056)
Net increase in net assets from operations	$944,294
6
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,839,350	$3,191,185
Net realized loss	(817,811)	(296,635)
Net change in unrealized appreciation (depreciation)	(77,245)	3,818,495
Net increase in net assets from operations	$944,294	$6,713,045
Distributions to shareholders:
Class A	$(25,354)	$(34,092)
Class C	(1,357)	(2,459)
Class I	(2,023,446)	(3,205,802)
Class R6	(1,669)	(3,041)
Total distributions to shareholders	$(2,051,826)	$(3,245,394)
Capital share transactions:
Class A	$175,066	$681,168
Class C	1,357	2,459
Class I	19,874,222	4,508,103
Class R6	1,669	2,822
Net increase in net assets from capital share transactions	$20,052,314	$5,194,552
Net increase in net assets	$18,944,782	$8,662,203
Net Assets
At beginning of period	$60,780,562	$52,118,359
At end of period	$79,725,344	$60,780,562
7
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2025
Statement of Cash Flows (Unaudited)

Six Months Ended
March 31, 2025
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 944,294
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Investments purchased	(148,273,941)
Investments sold and principal repayments	131,325,247
Increase in short-term investments, net	(222,319)
Net amortization/accretion of premium (discount)	466,159
Increase in interest receivable	(43,855)
Increase in dividends receivable - affiliated	(2,843)
Increase in receivable from affiliates	(1,130)
Increase in Trustees' deferred compensation plan	(24)
Decrease in payable for variation margin on open futures contracts	(98,221)
Increase in payable to affiliate for investment advisory fee	4,517
Increase in payable to affiliate for administrative fee	1,995
Increase in payable to affiliate for distribution and services fees	36
Increase in payable to affiliate for sub-transfer agency fee	169
Increase in payable to affiliate for Trustees' deferred compensation plan	24
Decrease in payable to affiliate for other	(44,452)
Decrease in accrued expenses	(46,607)
Increase in accrued interest on reverse repurchase agreements	101,366
Net change in unrealized (appreciation) depreciation on investments, including TBA sale commitments	220,957
Net realized gain from investments	(111,260)
Net cash used in operating activities	$ (15,779,888)
Cash Flows From Financing Activities
Cash distributions paid to shareholders	$ (1,342)
Proceeds from capital shares sold	21,436,011
Capital shares redeemed	(3,385,514)
Decrease in reverse repurchase agreements, net	(1,968,578)
Decrease in due to custodian	(197,823)
Net cash provided by financing activities	$ 15,882,754
Net increase in cash	$ 102,866
Cash and restricted cash at beginning of period	$ 446,089
Cash and restricted cash at end of period	$ 548,955
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$ 2,050,484
Cash paid for interest and fees on borrowings and reverse repurchase agreements	$ 373,494
8
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2025
Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.
March 31, 2025
Deposits at broker for futures contracts	$ 278,955
Deposits for reverse repurchase agreements	270,000
Total cash and restricted cash as shown on the Statement of Cash Flows	$ 548,955
9
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2022(1)
		2024	2023
Net asset value — Beginning of period	$10.01	$9.43	$9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.25	$0.52	$0.52	$0.09
Net realized and unrealized gain (loss)	(0.20)	0.59	(0.25)	(0.33)
Total income (loss) from operations	$0.05	$1.11	$0.27	$(0.24)
Less Distributions
From net investment income	$(0.28)	$(0.53)	$(0.51)	$(0.09)
Total distributions	$(0.28)	$(0.53)	$(0.51)	$(0.09)
Net asset value — End of period	$9.78	$10.01	$9.43	$9.67
Total Return(3)	0.66%(4)	12.02%	2.73%	(2.37)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,011	$854	$142	$65
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.28%(6)(7)	1.74%(6)	1.45%(6)	1.58%(7)
Net expenses	2.14%(6)(7)(8)	1.56%(6)(8)	1.14%(6)(8)	0.66%(7)(8)
Net investment income	5.16%(7)	5.35%	5.31%	2.26%(7)
Portfolio Turnover	141%(4)(9)	379%(9)	392%(9)	155%(4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 1.40%, 0.82% and 0.40% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024 and 2023, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and 0.08% of average daily net assets for the six months ended March 31, 2025, the years ended September 30, 2024 and 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
10
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2022(1)
		2024	2023
Net asset value — Beginning of period	$10.02	$9.43	$9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.22	$0.45	$0.44	$0.06
Net realized and unrealized gain (loss)	(0.22)	0.60	(0.24)	(0.33)
Total income (loss) from operations	$0.00(3)	$1.05	$0.20	$(0.27)
Less Distributions
From net investment income	$(0.24)	$(0.46)	$(0.44)	$(0.06)
Total distributions	$(0.24)	$(0.46)	$(0.44)	$(0.06)
Net asset value — End of period	$9.78	$10.02	$9.43	$9.67
Total Return(4)	0.19%(5)	11.29%	1.96%	(2.70)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55	$55	$50	$49
Ratios (as a percentage of average daily net assets):(6)
Total expenses	3.02%(7)(8)	2.49%(7)	2.20%(7)	2.33%(8)
Net expenses	2.89%(7)(8)(9)	2.31%(7)(9)	1.89%(7)(9)	1.41%(8)(9)
Net investment income	4.46%(8)	4.64%	4.50%	1.42%(8)
Portfolio Turnover	141%(5)(10)	379%(10)	392%(10)	155%(5)(10)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Includes interest expense of 1.40%, 0.82% and 0.40% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024 and 2023, respectively.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and 0.08% of average daily net assets for the six months ended March 31, 2025, the years ended September 30, 2024 and 2023 and the period ended September 30, 2022, respectively).
(10)	Includes the effect of To-Be-Announced (TBA) transactions.
11
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2022(1)
		2024	2023
Net asset value — Beginning of period	$10.02	$9.43	$9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.26	$0.54	$0.54	$0.10
Net realized and unrealized gain (loss)	(0.21)	0.60	(0.24)	(0.33)
Total income (loss) from operations	$0.05	$1.14	$0.30	$(0.23)
Less Distributions
From net investment income	$(0.29)	$(0.55)	$(0.54)	$(0.10)
Total distributions	$(0.29)	$(0.55)	$(0.54)	$(0.10)
Net asset value — End of period	$9.78	$10.02	$9.43	$9.67
Total Return(3)	0.68%(4)	12.40%	2.99%	(2.30)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$78,602	$59,814	$51,876	$24,479
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.03%(6)(7)	1.49%(6)	1.20%(6)	1.34%(7)
Net expenses	1.89%(6)(7)(8)	1.31%(6)(8)	0.89%(6)(8)	0.41%(7)(8)
Net investment income	5.43%(7)	5.64%	5.55%	2.42%(7)
Portfolio Turnover	141%(4)(9)	379%(9)	392%(9)	155%(4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 1.40%, 0.82% and 0.40% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024 and 2023, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and 0.08% of average daily net assets for the six months ended March 31, 2025, the years ended September 30, 2024 and 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
12
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2022(1)
		2024	2023
Net asset value — Beginning of period	$10.02	$9.43	$9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.26	$0.54	$0.54	$0.10
Net realized and unrealized gain (loss)	(0.21)	0.60	(0.25)	(0.32)
Total income (loss) from operations	$0.05	$1.14	$0.29	$(0.22)
Less Distributions
From net investment income	$(0.29)	$(0.55)	$(0.53)	$(0.11)
Total distributions	$(0.29)	$(0.55)	$(0.53)	$(0.11)
Net asset value — End of period	$9.78	$10.02	$9.43	$9.67
Total Return(3)	0.68%(4)	12.40%	2.99%	(2.24)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57	$57	$51	$49
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.03%(6)(7)	1.50%(6)	1.20%(6)	1.34%(7)
Net expenses	1.89%(6)(7)(8)	1.32%(6)(8)	0.89%(6)(8)	0.41%(7)(8)
Net investment income	5.46%(7)	5.63%	5.49%	2.42%(7)
Portfolio Turnover	141%(4)(9)	379%(9)	392%(9)	155%(4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 1.40%, 0.82% and 0.40% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024 and 2023, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.01% and 0.08% of average daily net assets for the six months ended March 31, 2025, the years ended September 30, 2024 and 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
13
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Mortgage Access Fund (the Fund) is a non-diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
14

Calvert
Mortgage Access Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$1,104,499	$ —	$1,104,499
Collateralized Mortgage Obligations	—	57,801,881	—	57,801,881
Government National Mortgage Association Participation Agreements	—	2,517,274	—	2,517,274
U.S. Government Agency Mortgage-Backed Securities	—	55,967,047	—	55,967,047
Short-Term Investments	454,359	—	—	454,359
Total Investments	$454,359	$117,390,701	$ —	$117,845,060
Futures Contracts	$217,538	$ —	$ —	$217,538
Total	$671,897	$117,390,701	$ —	$118,062,598
Liability Description
TBA Sale Commitments	$ —	$(2,867,445)	$ —	$(2,867,445)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
15

Calvert
Mortgage Access Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
J  Forward Sale Commitments—The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
K  Reverse Repurchase Agreements— Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
L  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
M  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.28% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2025, the investment advisory fee amounted to $94,727.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $908 relating to the Fund’s investment in the Liquidity Fund.
16

Calvert
Mortgage Access Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74%, 1.49%, 0.49% and 0.49% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $45,677.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $40,598.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $1,094 and $269 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $56 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025 and no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $382 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns, were $12,884,689 and $4,230,890, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $152,065,322 and $135,368,040, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $842,160 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $363,920 are short-term and $478,240 are long-term.
17

Calvert
Mortgage Access Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, TBA sale commitments and reverse repurchase agreements, of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$95,352,224
Gross unrealized appreciation	$2,299,080
Gross unrealized depreciation	(386,133)
Net unrealized appreciation	$1,912,947
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2025 is included in the Schedule of Investments. During the six months ended March 31, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$217,538(1)	$ —

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2025 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (929,071)	$ 143,712
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2025 was approximately $58,859,000 and $9,133,000, respectively.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
18

Calvert
Mortgage Access Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of March 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
TD Securities (USA), LLC	1/6/25	On Demand(1)	4.55%	$4,809,809	$4,860,873
TD Securities (USA), LLC	1/6/25	On Demand(1)	4.60	1,432,198	1,447,569
TD Securities (USA), LLC	1/10/25	On Demand(1)	4.55	966,820	976,351
TD Securities (USA), LLC	2/5/25	On Demand(1)	4.60	1,013,313	1,020,305
MUFG Securities Americas, Inc.	2/27/25	On Demand(1)	4.60	6,901,710	6,929,932
MUFG Securities Americas, Inc.	3/12/25	On Demand(1)	4.60	1,618,150	1,622,078
MUFG Securities Americas, Inc.	3/28/25	On Demand(1)	4.55	1,187,982	1,188,133
Total Investments				$17,929,982	$18,045,241

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At March 31, 2025, the remaining contractual maturity of all open reverse repurchase agreements was less than 30 days. The type of securities pledged as collateral for all open reverse repurchase agreements was U.S. Government Agency Mortgage-Backed Securities and Collateralized Mortgage Obligations.
For the six months ended March 31, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $19,131,000 and 4.78%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at March 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.
Reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
The following table presents the Fund’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Fund as of March 31, 2025.
Counterparty	Reverse Repurchase Agreements*	Assets Available For Offset	Securities Collateral Pledged(a)	Net Amount(b)
MUFG Securities Americas, Inc.	$(9,740,143)	$ —	$9,740,143	$ —
TD Securities (USA), LLC	$(8,305,098)	$ —	$8,305,098	$ —

*	Including accrued interest
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
19

Calvert
Mortgage Access Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

8  Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $454,359, which represents 0.6% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$232,040	$33,543,172	$(33,320,853)	$ —	$ —	$454,359	$29,034	454,359
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	22,668	$219,587	102,109	$987,571
Reinvestment of distributions	2,481	24,012	3,235	31,350
Shares redeemed	(7,119)	(68,533)	(35,087)	(337,753)
Net increase	18,030	$175,066	70,257	$681,168
Class C
Reinvestment of distributions	140	$1,357	255	$2,459
Net increase	140	$1,357	255	$2,459
Class I
Shares sold	2,200,045	$21,213,247	488,242	$4,712,847
Reinvestment of distributions	208,843	2,023,446	331,760	3,205,559
Shares redeemed	(345,781)	(3,362,471)	(349,564)	(3,410,303)
Net increase	2,063,107	$19,874,222	470,438	$4,508,103
Class R6
Shares sold	—	$ —	13	$138
Reinvestment of distributions	172	1,669	315	3,041
Shares redeemed	—	—	(37)	(357)
Net increase	172	$1,669	291	$2,822
At March 31, 2025, EVM, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Growth Allocation Fund owned in the aggregate 78.8% of the value of the outstanding shares of the Fund.
20

CMMAX-NCSR 3.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Calvert Fund

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 27, 2025

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 27, 2025